As filed with the U.S. Securities and Exchange Commission on July 17, 2026
File No. 333-
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No.__	[ ]
(Check appropriate box or boxes.)
DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact Name of Registrant as Specified in Charter)
6300 Bee Cave Road, Building One, Austin, TX 78746
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code (512) 306-7400
Catherine L. Newell, Esquire, President and General Counsel
DFA Investment Dimensions Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX 78746
(Name and Address of Agent for Service)
Please send copies of all communications to:
Jana L. Cresswell, Esquire
Brian Crowell, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered: ETF Class shares of capital stock, with a par value of one cent ($0.01) per share, of U.S. Core Equity 1 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Value Portfolio, U.S. High Relative Profitability Portfolio, DFA Real Estate Securities Portfolio, U.S. Small Cap Portfolio, U.S. Targeted Value Portfolio and U.S. Core Equity 2 Portfolio.

It is proposed that the filing will go effective on August 16, 2026 pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Dimensional ETF Trust
6300 Bee Cave Road, Building One
Austin, TX  78746

August [16], 2026

Dear Shareholder:

As an investor in one or more of the Dimensional exchange-traded funds (each, an “ETF” and collectively, the “ETFs”) listed below, we are pleased to inform you of our plan to reorganize each ETF into a newly-created ETF share class of a corresponding operational multi-class ETF fund, which will continue to be managed by Dimensional Fund Advisors LP (“Dimensional”):

-
Dimensional US Core Equity 1 ETF
-
Dimensional US Vector Equity ETF
-
Dimensional US Small Cap Value ETF
-
Dimensional US High Profitability ETF
-
Dimensional US Real Estate ETF
-
Dimensional U.S. Small Cap ETF
-
Dimensional U.S. Targeted Value ETF
-
Dimensional U.S. Core Equity 2 ETF

Pursuant to an Agreement and Plan of Reorganization, each ETF will be reorganized into a corresponding multi-class ETF fund (each, an “acquiring fund”) that has substantially similar investment objectives, strategies and risks as the ETF.  Each reorganization is expected to take place on or about September 25, 2026 and is structured to be a tax-free reorganization for federal income tax purposes. In connection with each reorganization, your ETF shares will be exchanged for ETF class shares of the corresponding acquiring fund which are equal in value to your interest in the ETF (and cash in lieu of fractional shares, if any). Interests of shareholders will not be diluted as a result of a reorganization.

We believe each reorganization will result in multiple benefits for investors. The Board overseeing the ETFs, which also serves as the Board to the acquiring funds, has approved each reorganization based on its determination that it is in the best interest of the ETF and its shareholders. Expected benefits include:

1)
Lower Costs and Greater Efficiencies: Increased economies of scale, related cost efficiencies, and lower portfolio transaction costs.
2)
Expanded Portfolio Management Flexibility: Efficient portfolio rebalancing using cash flows into the mutual fund class of the acquiring fund.
3)
Smaller Spreads: Greater custom basket flexibility for creations and redemptions, which could promote arbitrage efficiency and smaller spreads.
4)
Tax-Free Reorganization: Shareholders will not recognize a taxable gain (or loss) on the exchange of their ETF shares for ETF class shares of the acquiring fund for federal
i

income tax purposes. An exception, albeit small, regarding fractional ETF shares is explained in later sections of this document.

The Information Statement/Prospectus provides greater detail on the mechanics of the reorganization and what to expect with your investment during and following the reorganization. No shareholder vote is required or being requested to complete a reorganization.

We encourage you to carefully review the additional information provided in this document. If you have questions not answered, please contact your financial advisor, intermediary or Dimensional regional director.

In closing, we are excited to offer the benefits of this reorganization to our funds’ shareholders. We view this event as a reflection of our continued efforts to apply innovative thinking in pursuit of better investment outcomes for our investors. Thank you for your continued trust.

Sincerely,

Dave Butler and Gerard O’Reilly

Dimensional ETF Trust
Dave Butler, Co-Chief Executive Officer
Gerard O’Reilly, Co-Chief Executive Officer and Co-Chief Investment Officer

QUESTIONS AND ANSWERS

We recommend that you read the complete Information Statement/Prospectus.

This section contains a brief Q&A which will help explain the reorganizations including the reasons for the reorganizations. Following this section is a more detailed discussion.

 Q.
What is happening to my Dimensional ETF(s)? Why am I receiving an Information Statement/Prospectus?

 A.
The eight Dimensional ETFs (each, a “Target Fund” and collectively, the “Target Funds”) listed below, will each be reorganized into a newly-created ETF share class (the “ETF Class”) of an operational multi-class ETF fund, each of which is a series of DFA Investment Dimensions Group Inc. (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), that has substantially similar investment objectives, strategies, risks and fee structures as the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).  Similar to each Target Fund, each ETF Class of an Acquiring Fund will be traded on NYSE Arca, Inc. following the Reorganization.  Each Reorganization will be accomplished in accordance with an Agreement and Plan of Reorganization (the “Plan”).  The chart below lists the name of each Target Fund and the corresponding Acquiring Fund whose ETF Class shares you will own after the Reorganization.

Target Funds	Acquiring Funds
Dimensional US Core Equity 1 ETF	U.S. Core Equity 1 Portfolio
Dimensional US Vector Equity ETF	U.S. Vector Equity Portfolio
Dimensional US Small Cap Value ETF	U.S. Small Cap Value Portfolio
Dimensional US High Profitability ETF	U.S. High Relative Profitability Portfolio
Dimensional US Real Estate ETF	DFA Real Estate Securities Portfolio
Dimensional U.S. Small Cap ETF	U.S. Small Cap Portfolio
Dimensional U.S. Targeted Value ETF	U.S. Targeted Value Portfolio
Dimensional U.S. Core Equity 2 ETF	U.S. Core Equity 2 Portfolio

Under each Plan, substantially all of the assets of the respective Target Fund will be transferred by the corresponding Acquiring Fund in exchange for ETF Class shares of the Acquiring Fund.  Your Target Fund shares will be exchanged for ETF Class shares of the Acquiring Fund of equivalent aggregate net asset value (“NAV”), and cash in lieu of fractional shares, if any.

Q.
Has the Board of Directors approved the Reorganizations?

A.
Yes, the Board of Trustees of Dimensional ETF Trust (the “ETF Trust”), which oversees the Target Funds, approved each Reorganization. The Board, including all of the trustees who are not “interested persons” of the Target Funds (as defined in the Investment Company Act of 1940 (the “1940 Act”)), determined that, for each Target Fund, the Reorganization is in the best interests of the Target Fund and its shareholders and that the Target Fund’s shareholders’ interests will not be diluted as a result of the Reorganization. Similarly, the Board of Directors of DFA Investment Dimensions Group Inc. (“DFAIDG”), which oversees the Acquiring Funds, including a majority of the directors who are not “interested persons” of the Acquiring Funds as defined in the 1940 Act, believes that each Reorganization is in the best interests of the Acquiring Fund and its shareholders and that the Acquiring Fund’s shareholders’ interests will not be diluted as a result of the Reorganization.

Q.
Why are the Reorganizations occurring?

A.
Dimensional believes that combining the offering of each Target Fund and the corresponding Acquiring Fund that employs substantially the same investment objective(s), strategies and risks into a single multi-class fund that offers an ETF Class (a “Multi-Class ETF Fund”) will be in the best interests of each Target Fund and Acquiring Fund and their shareholders.  Expected benefits include:

●
Lower Costs and Greater Efficiencies: Increased economies of scale, related cost efficiencies, and lower portfolio transaction costs.
●
Expanded Portfolio Management Flexibility: Efficient portfolio rebalancing using cash flows into the mutual fund class of the Acquiring Fund.
●
Smaller Spreads: Greater custom basket flexibility for creations and redemptions, which could promote arbitrage efficiency and smaller spreads.
●
Tax-Free Reorganization: Shareholders will not recognize a taxable gain (or loss) on the exchange of their ETF shares for ETF class shares of the acquiring fund for federal income tax purposes.  An exception, albeit small, regarding fractional ETF shares is explained in later sections of this document.

Q.
How will the Reorganizations affect me as a shareholder?

A.
If a Reorganization is completed, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund.  Upon completion of each Reorganization, shareholders of the Target Fund will own ETF Class shares of the Acquiring Fund having an aggregate NAV equal to the aggregate NAV of their shares of the Target Fund that were owned when the Reorganization happened, and cash in lieu of fractional shares, if any.

Q.
Am I being asked to vote on the Reorganizations?

A.
No.  Votes of the shareholders of the Target Funds are not required to approve the Reorganizations under Delaware law or the 1940 Act.

Q.
Will the Reorganizations affect the way my investments are managed?

A.
No. Dimensional is the investment adviser to the Target Funds and Acquiring Funds and each Acquiring Fund is managed using substantially the same investment objective(s), strategies and risks currently used by its respective Target Fund.

 Q.
How do the fees and expenses of the Acquiring Funds compare to the fees and expenses of the Target Funds?

A.
The management fees of each Target Fund are equal to the management fees of its corresponding Acquiring Fund.  In addition, the management fees of certain Acquiring Funds (the U.S. Small Cap Value Portfolio, U.S. High Relative Profitability Portfolio, U.S. Small Cap Portfolio and U.S. Targeted Value Portfolio) will be reduced effective November 1, 2026, as discussed later in the Information Statement/Prospectus. The net expenses of each Target Fund are all within 1 basis point of the ETF Class of its corresponding Acquiring Fund (2 basis points with respect to the U.S. High Relative Profitability Portfolio), but the net expenses of the ETF Class of each Acquiring Fund will be equal to or lower than the net expenses of its corresponding Target Fund effective November 1, 2026, due to management fee and/or expense limitation reductions applicable to certain Acquiring Funds, as discussed later in the Information Statement/Prospectus.

Q.
Are there any material differences in the principal risks between a Target Fund and its respective Acquiring Fund?

A.
No. The principal risks of each Target Fund are materially identical to the principal risks of the ETF Class of its corresponding Acquiring Fund, as discussed later in the Information Statement/Prospectus.

Q.
What are the key characteristics of the Multi-Class ETF Fund Structure that each Acquiring Fund utilizes?

A.
While the ETF Class of each Acquiring Fund operates as an ETF, similar to each Target Fund, there are some unique features of the Multi-Class ETF Fund Structure that each Acquiring Fund utilizes.

Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange privileges, how shares are purchased and redeemed, the timing of dividend declarations and payments, and the timing and ability to automatically reinvest dividends. In addition, because all of the classes of a Multi-Class ETF Fund are based on the same portfolio, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of the ETF Class of a Multi-Class ETF Fund (i.e., as opposed to shareholders of a standalone ETF) have the potential to experience greater portfolio transaction costs and taxable capital gains distributions as a result of purchases and redemptions by shareholders of the mutual fund class, as well as costs due to cash drag associated with the Fund holding the cash necessary to satisfy redemptions of the mutual fund class, which could negatively impact the performance of the ETF Class. At the same time, shareholders of all classes of a Multi-Class ETF Fund may benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.

A Multi-Class ETF Fund also is required to comply with certain requirements of Rule 6c-11 under the 1940 Act, in order to permit ETF operations, which are requirements that do not
v

normally apply to a mutual fund. For example, a Multi-Class ETF Fund is required to provide daily transparency of the Fund’s holdings, similar to the Target Funds, which has the potential to make the Fund more susceptible to front running than a traditional mutual fund that provides more limited public disclosure of portfolio holdings. Also, unlike a traditional mutual fund, a Multi-Class ETF Fund may not have the same flexibility to close the Fund to new purchases.

Q.
When are the Reorganizations expected to occur?

A.
Dimensional is anticipating each Reorganization to close on or around September 25, 2026. Your Target Fund will publicly disclose updates of material developments, if any, throughout the process.

Q.
Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganizations?

A.
No. Shareholders will not pay any sales load, commission or other similar fee in connection with the Reorganizations.

Q.
Who will pay the costs in connection with the Reorganizations?

A.
Each Target Fund and Acquiring Fund will equally share and pay all of the costs and expenses resulting from its respective Reorganization. The estimated expenses related to each Reorganization are expected to be less than 0.01% of a Fund’s average net assets and equal to or less than $0.01 per share (except with respect to the US Vector Equity ETF, for which the estimated expenses are expected to be 0.02% of the Fund’s average net assets and $0.02 per share).

Q.
Will the Reorganizations result in any federal tax liability to me?

A.
The Reorganizations are designed to be treated as tax-free reorganizations for federal income tax purposes. While Target Fund shareholders will receive the same aggregate value in Acquiring Fund shares, because ETFs do not issue fractional shares, any fractional share component of the exchange will be paid in cash. Such redemption of these fractional shares will likely be a taxable event, albeit a small one. Shareholders should consult their tax advisors about possible state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this document only relates to the federal income tax consequences of the Reorganizations.

Q.
How do the purchase procedures, redemption procedures, and exchange rights of the Funds compare?

A.
Each Target Fund, similar to the ETF Class of each Acquiring Fund (collectively, “ETF Class Shares”), operates as an ETF. Individual ETF Class Shares of the Target Funds are, and with respect to the Acquiring Funds, will be, listed on NYSE Arca, Inc., a national securities exchange, and redeemable only in aggregated blocks of shares or multiples thereof (“Creation Units”) by certain large institutional investors known as “Authorized Participants” who have entered into agreements with the Funds’ distributor. Individual ETF Class Shares of the Target Funds and Acquiring Funds may only be purchased and sold in the secondary market through a broker-dealer at market prices. The procedures for the purchase and sale of ETF Class Shares of the Target Funds and Acquiring Funds are identical and are described in the sections titled “Purchase and Sale of Shares” and “Creations and Redemptions” in each Acquiring Fund’s Prospectus.  As ETFs, the Target Funds and Acquiring Funds do not provide for the exchange of ETF Class Shares.  A shareholder holding a mutual fund class of an Acquiring Fund, however, may convert those shares to ETF Class shares issued by the same Acquiring Fund to the extent supported by the shareholder's financial intermediary, under the Multi-Class ETF Fund Structure.

Q.
Whom do I contact for further information?

A.
You can contact your financial advisor or intermediary for further information. You also may contact Dimensional at (512) 306-7400.

Important additional information about the Reorganizations is set forth in the accompanying Information Statement/Prospectus. Please read it carefully.

INFORMATION STATEMENT/PROSPECTUS

Dated August [16], 2026

Dimensional ETF Trust
DFA Investment Dimensions Group Inc.
6300 Bee Cave Road, Building One
Austin, TX 78746
(512) 306-7400

This Information Statement/Prospectus is being furnished to shareholders of the below exchange-traded funds (each, a “Target Fund” and collectively, the “Target Funds”), each a series of Dimensional ETF Trust (the “ETF Trust”), in connection with the reorganization of each Target Fund into a newly-created ETF share class (the “ETF Class”) of the corresponding multi-class ETF fund (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), each a series of DFA Investment Dimensions Group Inc. (”DFAIDG”), listed in the chart below.

Target Fund (ETF Trust)	Acquiring Fund (DFAIDG)
Dimensional US Core Equity 1 ETF	U.S. Core Equity 1 Portfolio
Dimensional US Vector Equity ETF	U.S. Vector Equity Portfolio
Dimensional US Small Cap Value ETF	U.S. Small Cap Value Portfolio
Dimensional US High Profitability ETF	U.S. High Relative Profitability Portfolio
Dimensional US Real Estate ETF	DFA Real Estate Securities Portfolio
Dimensional U.S. Small Cap ETF	U.S. Small Cap Portfolio
Dimensional U.S. Targeted Value ETF	U.S. Targeted Value Portfolio
Dimensional U.S. Core Equity 2 ETF	U.S. Core Equity 2 Portfolio

The Board of Trustees of the ETF Trust (the “ETF Trust Board”) and the Board of Directors of DFAIDG (the “DFAIDG Board”) approved an Agreement and Plan of Reorganization (the “Plan”) under which:

(i)
each Target Fund, a series of the ETF Trust, will transfer substantially all of its assets to its respective Acquiring Fund in exchange solely for ETF Class shares of the Acquiring Fund;
(ii)
the ETF Class shares of such Acquiring Fund will be distributed to the shareholders of the Target Fund according to their respective interests in such Target Fund; and
(iii)
each Target Fund will be liquidated and dissolved (each a “Reorganization” and collectively, the “Reorganizations”).

A copy of the Plan is provided in Exhibit A hereto.

The ETF Class shares of an Acquiring Fund received by the shareholders of the respective Target Fund in the exchange (and cash in lieu of fractional shares, if any) will be equal in aggregate NAV to the aggregate NAV of their shares of the Target Fund at the closing date of the Reorganization.  Each Reorganization is expected to be effective on or about September 25, 2026.

The ETF Trust Board, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), believes that each Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. Similarly, the DFAIDG Board, including a majority of the directors who are not “interested persons” as defined in the 1940 Act, believes that each Reorganization is in the best interests of the respective Acquiring Fund and that the interests of the Acquiring Fund’s shareholders will not be diluted as a result of the Reorganization.  For federal income tax purposes, each Reorganization is intended to be structured as a tax-free transaction for the Target Fund, the Acquiring Fund, and their shareholders. However, since ETFs do not issue fractional shares, any fractional share component of the exchange will be paid in cash. Such redemption of these fractional shares will likely be a taxable event, albeit a small one.

THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATION PURPOSES ONLY, AND NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATIONS.  WE ARE NOT ASKING YOU FOR A PROXY, AND YOU ARE NOT REQUESTED TO SEND US A PROXY.

Each Target Fund is a diversified portfolio of the ETF Trust, a statutory trust created under the laws of the state of Delaware, which is registered with the U.S. Securities and Exchange Commission (the “Commission” or the “SEC”) as an open-end management investment company.  Each Acquiring Fund is a diversified portfolio of DFAIDG, a corporation created under the laws of the state of Maryland, which is registered with the SEC as an open-end management investment company. Shares of each Target Fund are, and the ETF Class of each Acquiring Fund will be, listed for trading on NYSE Arca, Inc. (the “Exchange”). Reports and other information concerning the Acquiring Funds (when available) and Target Funds can be inspected at the Exchange.

Each Target Fund and its corresponding Acquiring Fund have substantially similar investment objective(s), investment strategies, risks, and investment restrictions. The principal offices of the ETF Trust and DFAIDG are located at 6300 Bee Cave Road, Building One, Austin, Texas 78746.  The investment advisor for each Target Fund and Acquiring Fund is Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”).  The principal offices of Dimensional are located at 6300 Bee Cave Road, Building One, Austin, Texas 78746.

This Information Statement/Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know before investing.  A statement of additional information (“SAI”), dated August [16], 2026, relating to this Information Statement/Prospectus and the Reorganizations, is available upon request and without charge by calling collect or writing to Dimensional at the phone number and address listed above.

Additional information about the Funds is available in the following materials:

●
Prospectuses for each Target Fund and Acquiring Fund (the “Target Funds Prospectus” and “Acquiring Funds Prospectus,” respectively);

●
SAIs for each Target Fund and Acquiring Fund; and

●
Annual and Semi-Annual Shareholder Reports and Financial Statements and Other Information for each Target Fund and Acquiring Fund.

The Target Funds and Acquiring Funds Prospectuses, SAIs, and most recent Annual and Semi-Annual Shareholder Reports and Financial Statements and Other Information have been filed with the SEC and are available, free of charge, by (i) calling Dimensional collect at 512-306-7400, (ii) accessing the documents at the Funds’ website at https://www.dimensional.com/us-en/funds, or (iii) writing to the Funds at the address listed on the cover of this Information Statement/Prospectus.  In addition, these documents may be obtained from the EDGAR database on the Commission’s Internet site at http://www.sec.gov.  You also may obtain this information upon payment of a duplicating fee, by e-mailing the Commission at the following address:  publicinfo@sec.gov.

Each Target Fund’s Prospectus dated February 28, 2026, as supplemented, which is on file with the SEC (http://www.sec.gov) (File Nos. 333-239440/811-23580) (Accession No. 0001816125-26-000046) is incorporated herein by reference and legally deemed to be part of this Information Statement/Prospectus.  Each Acquiring Fund’s Prospectus dated February 28, 2026, as supplemented, which is on file with the SEC (http://www.sec.gov) (File Nos. 002-73948/811-03258) (Accession No. 0000355437-26-000120) accompanies this Information Statement/Prospectus and is incorporated herein by reference and legally deemed to be part of this Information Statement/Prospectus.  The SAI to this Information Statement/Prospectus also is incorporated herein by reference and is legally deemed to be part of this Information Statement/Prospectus.  Each Target Fund’s Prospectus and most recent Annual and Semi-Annual Shareholder Reports have been previously mailed to shareholders and are available on the Fund’s website at  https://www.dimensional.com/us-en/funds.
This Information Statement/Prospectus dated August [16], 2026, is expected to be mailed to shareholders of the Target Funds on or about August [26], 2026.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.  AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL FUNDS, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS

INFORMATION STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY	7
What is happening to the Target Funds?	7
How will the Reorganizations work?	7
Why are the Reorganizations happening and did the Board approve the Reorganizations?	8
How will the Reorganizations affect me?	8
Who will bear the costs associated with the Reorganizations?	9
What are the federal income tax consequences of the Reorganizations?	10
How do the Funds’ investment objectives, investment strategies, and investment policies compare?	10
What are the principal risks of an investment in the Funds?	14
How will the Reorganizations affect my fees and expenses?	14
What are the distribution arrangements for the Funds?	15
What are the Funds’ arrangements for purchases, exchanges and redemptions?	15
COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS	15
How do the performance records of the Funds compare?	15
What are the fees and expenses of the Funds and what might they be after the Reorganizations?	32
What are the key characteristics of the multi-class ETF fund structure utilized by the Acquiring Funds?	43
What are the Funds’ dividend payment policies and pricing arrangements?	44
Who manages the Funds?	44
INFORMATION ABOUT THE REORGANIZATIONS	53
Reasons for the Reorganizations	53
INFORMATION ABOUT THE PLAN	56
How will the Reorganizations be carried out?	56
Who will pay the expenses of the Reorganizations?	56
What are the tax consequences of the Reorganizations?	57
CAPITAL STRUCTURE AND SHAREHOLDER RIGHTS	63
What are the capitalizations of the Funds?	64
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND THE TARGET FUNDS	68
Comparison of the Funds’ Investment Objectives and Principal Investment Strategies	68
Comparison of the Funds’ Principal Risks	79
Description of Risks	81

How do the fundamental investment restrictions of the Funds compare?	84
Where can I find more financial and performance information about the Funds?	84
PRINCIPAL SHAREHOLDERS	86
ADDITIONAL INFORMATION	91
FINANCIAL HIGHLIGHTS	92
EXHIBITS TO INFORMATION STATEMENT/PROSPECTUS	109
EXHIBIT A	A-1
EXHIBIT B	B-1

SUMMARY
This is only a summary of certain information contained in this Information Statement/Prospectus. Shareholders should carefully read the more complete information in the rest of this Information Statement/Prospectus, including the Plan relating to the Reorganizations, a form of which is attached to this Information Statement/Prospectus in Exhibit A, and the Acquiring Funds Prospectus, which accompanies this Information Statement/Prospectus. For purposes of this Information Statement/Prospectus, the terms “shareholder”, “you”, and “your” refer to shareholders of the Target Funds.
What is happening to the Target Funds?
The Target Funds, which operate as ETFs, will be reorganized into a newly-created ETF Class of the corresponding Acquiring Fund listed below. The shares of each Target Fund trade on the same exchange, NYSE Arca, Inc., as the ETF Class of the corresponding Acquiring Fund will trade on. Each transaction between a Target Fund and its corresponding Acquiring Fund is referred to in this Information Statement/Prospectus as a “Reorganization.”  Each Reorganization will be accomplished in accordance with the Plan. For reference purposes, the identification of each Reorganization, Target Fund and corresponding Acquiring Fund is listed in the chart below.

Reorganization	Target Funds	Acquiring Funds
Core Equity 1 Reorganization	Dimensional US Core Equity 1 ETF	U.S. Core Equity 1 Portfolio
Vector Equity Reorganization	Dimensional US Vector Equity ETF	U.S. Vector Equity Portfolio
Small Cap Value Reorganization	Dimensional US Small Cap Value ETF	U.S. Small Cap Value Portfolio
High Profitability Reorganization	Dimensional US High Profitability ETF	U.S. High Relative Profitability Portfolio
Real Estate Reorganization	Dimensional US Real Estate ETF	DFA Real Estate Securities Portfolio
Small Cap Reorganization	Dimensional U.S. Small Cap ETF	U.S. Small Cap Portfolio
Targeted Value Reorganization	Dimensional U.S. Targeted Value ETF	U.S. Targeted Value Portfolio
Core Equity 2 Reorganization	Dimensional U.S. Core Equity 2 ETF	U.S. Core Equity 2 Portfolio
How will the Reorganizations work?
Under the Plan, substantially all of the assets of a Target Fund will be transferred to a newly-created ETF Class of the corresponding Acquiring Fund, in exchange for ETF Class shares of the Acquiring Fund of equivalent aggregate net asset value (“NAV”).  Your Target Fund shares will be exchanged for ETF Class shares of equivalent aggregate NAV of the Acquiring Fund (and cash in lieu of fractional shares, if any). Because each Fund has a different NAV per share, the number of Acquiring Fund shares that you receive likely will be different than the number of Target Fund shares that you own, even though the total value of your investment will be the same immediately before and after the exchange.  As a result of a Reorganization, you will cease to be a shareholder of the Target Fund and will become a shareholder of the ETF Class of the corresponding Acquiring Fund. This exchange will occur on the closing date of the Reorganization, which is the specific date on which the Reorganization takes place.  The closing date of each Reorganization is expected to occur after the close of business on or about September 25, 2026.

Why are the Reorganizations happening and did the Board approve the Reorganizations?
Dimensional believes that combining the offering of each Target Fund and a corresponding Acquiring Fund that employs substantially the same investment objective(s), strategies and risks into single a multi-class fund that offers an ETF Class will be in the best interests of each Target Fund and Acquiring Fund and their shareholders.  Expected benefits include:
●
Lower Costs and Efficiencies: Increased economies of scale, related cost efficiencies, and lower portfolio transaction costs.
●
Portfolio Management: Efficient portfolio rebalancing using cash flows into the mutual fund class of the Acquiring Fund.
●
Smaller Spreads: Greater custom basket flexibility for creations and redemptions, which could promote arbitrage efficiency and smaller spreads.
●
Tax-Free Reorganization: Shareholders will not recognize a taxable gain (or loss) on the exchange of their ETF shares for ETF class shares of the Acquiring Fund for federal income tax purposes.  An exception, albeit small, regarding fractional ETF shares is explained in later sections of this document.
The Board of the ETF Trust, including all of the Board’s trustees who are not “interested persons” (as defined in the 1940 Act), after careful consideration, have determined that each Reorganization is in the best interests of the Target Fund and will not dilute the interests of the existing shareholders of the Target Fund.  The Board made this determination based on various factors that are discussed in this Information Statement/Prospectus, under the discussion of the Reorganizations in the section entitled “Reasons for the Reorganizations.”
Similarly, the Board of DFAIDG, including all of the Board’s directors who are not “interested persons” (as defined in the 1940 Act), has approved each Reorganization with respect to the Acquiring Funds.  The Board has determined that each Reorganization is in the best interests of the Acquiring Fund and will not dilute the interests of the existing shareholders of the Acquiring Fund.
How will the Reorganizations affect me?
If your Reorganization is consummated, you will cease to be a shareholder of a Target Fund and will become a shareholder of the ETF Class of the corresponding Acquiring Fund. Upon completion of a Reorganization, each shareholder of a Target Fund will receive the Acquiring Fund ETF Class shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Target Fund, and cash (in lieu of fractional shares, if any).  Further, the Target Fund’s shareholders will become shareholders of a larger combined fund that may be able to achieve greater operating efficiencies from economies of scale. For a more detailed comparison of the Funds’ fees and expenses, see the section below “What are the fees and expenses of the Funds and what might they be after the Reorganization.”

Who will bear the costs associated with the Reorganizations?
Each Target and Acquiring Fund will split and equally pay all of the costs and expenses resulting from its respective Reorganization.  The estimated expenses of each Reorganization are provided in the table below and represent Dimensional’s estimate of the professional fees, charges by service providers, and any costs related to the printing and mailing of the Information Statement/Prospectus. It is not anticipated that any holdings of a Target Fund will be required to be sold in order to consummate a Reorganization, and therefore, there will not be any brokerage costs or other transaction costs as a result of the Reorganizations.

Reorganization	Estimated Reorganization Costs
	($ amount)	(as % of average net assets)
Core Equity 1 Reorganization Dimensional US Core Equity 1 ETF with and into U.S. Core Equity 1 Portfolio	$190,077	Less than 0.01% of each Fund
Vector Equity Reorganization Dimensional US Vector Equity ETF with and into U.S. Vector Equity Portfolio	$126,000	Less than 0.01% of U.S. Vector Equity Portfolio and 0.02% of US Vector Equity ETF
Small Cap Value Reorganization Dimensional US Small Cap Value ETF with and into U.S. Small Cap Value Portfolio	$159,138	Less than 0.01% of each Fund
High Profitability Reorganization Dimensional US High Profitability ETF with and into U.S. High Relative Profitability Portfolio	$146,078	Less than 0.01% of each Fund
Real Estate Reorganization Dimensional US Real Estate ETF with and into DFA Real Estate Securities Portfolio	$131,022	Less than 0.01% of each Fund
Small Cap Reorganization Dimensional U.S. Small Cap ETF with and into U.S. Small Cap Portfolio	$171,241	Less than 0.01% of each Fund
Targeted Value Reorganization Dimensional U.S. Targeted Value ETF with and into U.S. Targeted Value Portfolio	$165,148	Less than 0.01% of each Fund
Core Equity 2 Reorganization Dimensional U.S. Core Equity 2 ETF with and into U.S. Core Equity 2 Portfolio	$255,896	Less than 0.01% of each Fund

What are the federal income tax consequences of the Reorganizations?
As a condition to the closing of each Reorganization, the Target Fund and the Acquiring Fund must receive an opinion of Stradley Ronon Stevens & Young LLP (“Stradley Ronon”) to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, it is expected that neither you nor, in general, a Target Fund will recognize gain or loss as a direct result of the Reorganization of a Target Fund, and the holding period and aggregate tax basis for the Acquiring Fund shares that you receive will be the same as the holding period and aggregate tax basis of the Target Fund shares that you surrender in the Reorganization (except, in each case, with respect to cash received by a shareholder in lieu of fractional shares, if any).  Prior to the consummation of a Reorganization, you may sell your Target Fund shares, generally resulting in the recognition of gain or loss for federal income tax purposes.
You should consult your tax advisor regarding the effect, if any, of each Reorganization, in light of your individual circumstances.  You should also consult your tax advisor about state and local tax consequences.   For more information about the tax consequences of the Reorganization, please see the section “Information About the Plan—What are the tax consequences of the Reorganizations?”
How do the Funds’ investment objectives, investment strategies, and investment policies compare?
Each Target Fund and its corresponding Acquiring Fund have materially similar or identical investment objectives. Each Target Fund and its corresponding Acquiring Fund employ substantially similar principal investment strategies in seeking to achieve their respective objectives.

Investment Objectives and Investment Strategies

Core Equity 1 Reorganization

The investment objective of the U.S. Core Equity 1 Portfolio and the Dimensional US Core Equity 1 ETF is to achieve long-term capital appreciation. To achieve each Fund’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. Each Fund’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs. Each Fund is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. operating companies listed on a securities exchange in the United States that are deemed appropriate by the Advisor (the “U.S. Universe”).  Each Fund invests in companies of all sizes, with moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe. The Funds’ moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Funds’ assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. As a non-fundamental policy, under normal circumstances, each Fund will invest at least 80% of its net assets in equity securities of U.S. companies.
Vector Equity Reorganization

The investment objective of the U.S. Vector Equity Portfolio and the Dimensional US Vector Equity ETF is to achieve long-term capital appreciation. To achieve each Fund’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. Each Fund’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs. Each Fund is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. operating companies (the “U.S. Universe”).  Each Fund invests in companies of all sizes, with strongly increased exposure to smaller capitalization, lower relative price and higher profitability companies as compared to their representation in the U.S. Universe. The Funds’ strongly increased exposure to smaller capitalization, lower relative price and higher profitability companies may be achieved by decreasing the allocation of the Funds’ assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe or by avoiding purchases in that segment of the market. As a non-fundamental policy, under normal circumstances, each Fund will invest at least 80% of its net assets in equity securities of U.S. companies.

Small Cap Value Reorganization

The investment objective of the U.S. Small Cap Value Portfolio and Dimensional US Small Cap Value ETF is to achieve long-term capital appreciation. To achieve each Fund’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. Each Fund’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs. The Funds, using a market capitalization weighted approach, are designed to purchase a broad and diverse group of readily marketable securities of U.S. small cap companies that the Advisor determines to be lower relative price stocks. As a non-fundamental policy, under normal circumstances, each Fund will invest at least 80% of its net assets in securities of small cap U.S. companies.

High Relative Profitability Reorganization

The investment objective of the U.S. High Relative Profitability Portfolio and the Dimensional US High Profitability ETF is to achieve long-term capital appreciation. To achieve each Fund’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. Each Fund’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs. Each Fund is designed to purchase a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to have high profitability relative to other U.S. large cap companies at the time of purchase. As a non-fundamental policy, under normal circumstances, each Fund will invest at least 80% of its net assets in securities of U.S. companies.

Real Estate Reorganization

The investment objective of the Dimensional US Real Estate ETF and the DFA Real Estate Securities Portfolio is to achieve long-term capital appreciation. To achieve its investment objective, the Dimensional US Real Estate ETF invests, under normal circumstances, at least 80% of its net assets in securities of U.S. companies in the real estate industry. To achieve its investment objective, the DFA Real Estate Securities Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies in the real estate industry. The DFA Real Estate Securities Portfolio and Dimensional US Real Estate ETF both invest substantially all their assets in U.S. real estate companies.

Small Cap Reorganization

The investment objective of the Dimensional U.S. Small Cap ETF is to achieve long-term appreciation while minimizing federal income taxes on returns, and the investment objectives of the U.S. Small Cap Portfolio are to achieve long-term capital appreciation and secondarily to minimize federal income taxes on returns. The Advisor’s tax management strategies for each of the Dimensional U.S. Small Cap ETF and the U.S. Small Cap Portfolio are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Funds with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates). To achieve its investment objective, each of the Dimensional U.S. Small Cap ETF and U.S. Small Cap Portfolio, using a market capitalization weighted approach, is designed to generally purchase a broad and diverse group of readily marketable securities of U.S. small cap companies. Each Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets in securities of small cap U.S. companies.

Targeted Value Reorganization

The investment objective of the Dimensional U.S. Targeted Value ETF is to achieve long-term appreciation while minimizing federal income taxes on returns, and the investment objectives of the U.S. Targeted Value Portfolio are to achieve long-term capital appreciation and secondarily to minimize federal income taxes on returns. The Advisor’s tax management strategies for each of the Dimensional U.S. Targeted Value ETF and U.S. Targeted Value

Portfolio are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Funds with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates). To achieve its investment objective, each of the Dimensional U.S. Targeted Value ETF and U.S. Targeted Value Portfolio, using a market capitalization weighted approach, are designed to generally purchase a broad and diverse group of readily marketable securities of U.S. small and mid cap companies that the Advisor determines to be lower relative price stocks with higher profitability. Each Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets in securities of U.S. companies.

U.S. Core Equity 2 Reorganization

The investment objective of the Dimensional U.S. Core Equity 2 ETF is to achieve long-term capital appreciation while considering federal income tax implications of investment decisions, and the investment objective of the U.S. Core Equity 2 Portfolio is to achieve long-term capital appreciation. The Advisor’s tax management strategies for each Fund are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Dimensional U.S. Core Equity 2 ETF with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates). To achieve its investment objective, each Fund is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe of U.S. companies. Each Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets in equity securities of U.S. companies.

Investment Polices and Restrictions

Each Target Fund and its corresponding Acquiring Fund have adopted identical fundamental investment restrictions, which may not be changed without prior shareholder approval, except as discussed below. The U.S. Small Cap Portfolio, an Acquiring Fund, is subject to a fundamental investment restriction prohibiting it from engaging in short sales, while the corresponding Target Fund, the Dimensional U.S. Small Cap ETF, does not have a similar limitation. This difference in short sale policies is not a material difference between the Funds since neither the U.S. Small Cap Portfolio nor the Dimensional U.S. Small Cap ETF engage in short sale transactions.
Each Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Funds SAI, dated February 28, 2026, as supplemented, which is incorporated by reference into the statement of additional information relating to this Information Statement/Prospectus, and is available upon request. Each Target Fund’s fundamental investment restrictions are listed in the Target Funds SAI, dated February 28, 2026, as supplemented, which is incorporated by reference into the statement of additional information relating to this Information Statement/Prospectus, and is available upon request.

What are the principal risks of an investment in the Funds?
An investment in each Fund involves risks common to most open-end funds and risks unique to operating as an ETF.  There is no guarantee against losses resulting from investments in the Funds, nor that the Funds will achieve their investment objectives.  You may lose money if you invest in the Funds. The risks associated with an investment in a Target Fund and its corresponding Acquiring Fund’s ETF Class are materially identical. For further information about the risks of investments in the Funds, see “Comparison of the Funds’ Principal Risks” below.
How will the Reorganizations affect my fees and expenses?
The management fees of each Target Fund are equal to the management fees of its corresponding Acquiring Fund.  In addition, the management fees of certain Acquiring Funds (the U.S. Small Cap Value Portfolio, U.S. High Relative Profitability Portfolio, U.S. Small Cap Portfolio and U.S. Targeted Value Portfolio) will be reduced effective November 1, 2026, as highlighted below. The net expenses of the ETF Class of each Acquiring Fund are expected to be the same or lower than the net expenses of the corresponding Target Fund, after giving effect to the applicable Reorganization, based on pro forma net assets as of April 30, 2026. Additionally, the expense limits of the ETF Class of each Acquiring Fund (other than the DFA Real Estate Securities Portfolio) will be reduced effective November 1, 2026, as highlighted below, through February 28, 2028.

The chart below highlights the management fees of the Target Funds and Acquiring Funds, including any applicable reductions effective November 1, 2026:

Reorganization	Target Fund Management Fee	Acquiring Fund Management Fee	Acquiring Fund Management Fee as of 11/1/26
Core Equity 1 Reorganization	0.12%	0.12%	No Change
Vector Equity Reorganization	0.20%	0.20%	No Change
Small Cap Value Reorganization	0.28%	0.28%	0.26%
High Profitability Reorganization	0.19%	0.19%	0.16%
Real Estate Reorganization	0.17%	0.17%	No Change
Small Cap Reorganization	0.25%	0.25%	0.24%
Targeted Value Reorganization	0.27%	0.27%	0.25%
Core Equity 2 Reorganization	0.16%	0.16%	No Change

The chart below highlights the expense limitation amounts of the Target Funds and Acquiring Funds, including any applicable reductions effective November 1, 2026:

Portfolio Name	Target Fund Expense Limitation Amount	Acquiring Fund Expense Limitation Amount (ETF Class)	Acquiring Fund Expense Limitation Amount as of 11/1/26 (ETF Class)
Core Equity 1 Reorganization	0.14%	0.15%	0.14%
Vector Equity Reorganization	0.25%	0.24%	0.22%

Small Cap Value Reorganization	0.31%	0.31%	0.27%
High Profitability Reorganization	0.22%	0.22%	0.17%
Real Estate Reorganization	0.19%	0.18%	No Change
Small Cap Reorganization	N/A	0.27%	0.25%
Targeted Value Reorganization	N/A	0.29%	0.26%
Core Equity 2 Reorganization	0.30%	0.18%	0.17%

A comparison of the current fees and expenses of the Target Funds and Acquiring Funds is provided below under the heading, “What are the fees and expenses of the Funds and what might they be after the Reorganizations?”

What are the distribution arrangements for the Funds?
The Target Funds and Acquiring Funds are distributed by DFA Securities LLC (“DFAS”), which serves as the principal underwriter for the shares of the Funds.  DFAS is a wholly-owned subsidiary of Dimensional.  The principal business address of DFAS is 6300 Bee Cave Road, Building One, Austin, Texas 78746.  The Boards of the Funds (excluding the Funds involved in the Small Cap, Targeted Value and Core Equity 2 Reorganizations) have adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the ETF Class shares of the Target Funds and Acquiring Funds to pay distribution fees of up to 0.25% per year, to those who sell and distribute such ETF Class shares and provide other services to shareholders. However, the Boards have determined not to authorize payment of a Rule 12b-1 plan fee at this time.
What are the Funds’ arrangements for purchases, exchanges and redemptions?
Each Target Fund, similar to the ETF Class of each Acquiring Fund (collectively, “ETF Class Shares”), operates as an ETF. Individual ETF Class Shares of the Target Funds are, and with respect to the Acquiring Funds, will be, listed on NYSE Arca, Inc., a national securities exchange, and redeemable only in aggregated blocks of shares or multiples thereof (“Creation Units”) by certain large institutional investors known as “Authorized Participants” who have entered into agreements with the Funds’ distributor. Individual ETF Class Shares of the Funds may only be purchased and sold in the secondary market through a broker-dealer at market prices. The procedures for the purchase and sale of ETF Class Shares of the Funds are identical and are described in the sections titled “Purchase and Sale of Shares” and “Creations and Redemptions” in the Acquiring Funds Prospectus which accompanies this Information Statement/Prospectus.  As ETFs, the Funds do not provide for the exchange of ETF Class Shares.

Comparison of Some Important Features of the FUNDs
How do the performance records of the Funds compare?
The bar charts and tables below illustrate the variability of the Funds’ returns and are meant to provide some indication of the risks of investing in the Funds.  The ETF Class shares of the Acquiring Funds are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Acquiring Fund, a mutual fund class of shares of the Acquiring Fund. Returns of the ETF Class shares of the Acquiring Fund may vary from the returns of the Institutional Class shares due to differences in expenses.
The bar charts show the changes in performance from year to year.  The tables illustrate how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance.  Past performance (before and after taxes) is not an indication of future results.
The after-tax returns presented for the Funds are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the tables.  In addition, the after-tax returns shown are not relevant to investors who hold shares of the Funds through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
The accounting survivor of each Reorganization will be the Acquiring Fund. As a result, the combined Fund will continue the performance history of the Acquiring Fund after the closing of each Reorganization.

Target Fund – Dimensional US Core Equity 1 ETF

Calendar Year Total Returns as of December 31, 2025

Highest Quarter	Lowest Quarter
Q1 2024: 9.83%	Q1 2025: -4.14%

Year to date returns as of June 30, 2026: 12.02%

Annualized Returns (%) for the periods ended December 31, 2025

	1 Year	Since Inception
Dimensional US Core Equity 1 ETF
Return Before Taxes	16.02%	19.71%(1)
Return After Taxes on Distributions	15.74%	19.41%(1)
Return After Taxes on Distributions and Sale of Portfolio Shares	9.66%	15.37%(1)
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	21.44%(1)
(1) Since inception September 12, 2023.

Acquiring Fund - U.S. Core Equity 1 Portfolio

Calendar Year Total Returns as of December 31, 2025 – Institutional Class Shares(1)

Highest Quarter	Lowest Quarter
Q2 2020: 22.16%	Q1 2020: -24.35%

Year to date returns as of June 30, 2026: 12.06%

Annualized Returns (%) for the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Shares
Return Before Taxes	16.00%	13.41%	13.79%
Return After Taxes on Distributions	15.69%	12.79%	13.16%
Return After Taxes on Distributions and Sale of Portfolio Shares	9.66%	10.60%	11.38%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
(1) As of December 31, 2025, the ETF Class shares of the Acquiring Fund had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Acquiring Fund’s Institutional Class shares, a mutual fund class of shares of the Acquiring Fund. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Target Fund – Dimensional US Vector Equity ETF

Calendar Year Total Returns as of December 31, 2025

Highest Quarter	Lowest Quarter
Q2 2025: 8.17%	Q1 2025: -4.65%

Year to date returns as of June 30, 2026: 11.84%

Annualized Returns (%) for the periods ended December 31, 2025

	1 Year	Since Inception
Dimensional US Vector Equity ETF
Return Before Taxes	14.32%	16.09%(1)
Return After Taxes on Distributions	14.02%	15.79%(1)
Return After Taxes on Distributions and Sale of Portfolio Shares	8.66%	12.30%(1)
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	19.63%(1)
(1) Since inception September 10, 2024.

Acquiring Fund - U.S. Vector Equity Portfolio

Calendar Year Total Returns as of December 31, 2025 – Institutional Class Shares(1)

Highest Quarter	Lowest Quarter
Q4 2020: 24.23%	Q1 2020: -31.99%

Year to date returns as of June 30, 2026: 12.87%

Annualized Returns (%) for the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Shares
Return Before Taxes	14.04%	12.33%	11.30%
Return After Taxes on Distributions	13.69%	11.36%	10.37%
Return After Taxes on Distributions and Sale of Portfolio Shares	8.52%	9.64%	9.08%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
(1) As of December 31, 2025, the ETF Class shares of the Acquiring Fund had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Acquiring Fund’s Institutional Class shares, a mutual fund class of shares of the Acquiring Fund. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Target Fund – Dimensional US Small Cap Value ETF

Calendar Year Total Returns as of December 31, 2025

Highest Quarter	Lowest Quarter
Q4 2023: 15.31%	Q1 2025: -8.41%

Year to date returns as of June 30, 2026: 18.75%

Annualized Returns (%) for the periods ended December 31, 2025

	1 Year	Since Inception
Dimensional US Small Cap Value ETF
Return Before Taxes	8.51%	9.25%(1)
Return After Taxes on Distributions	8.09%	8.89%(1)
Return After Taxes on Distributions and Sale of Portfolio Shares	5.30%	7.20%(1)
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	12.59%	7.04%(1)
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	14.28%(1)
(1) Since inception February 23, 2022.

Acquiring Fund - U.S. Small Cap Value Portfolio

Calendar Year Total Returns as of December 31, 2025 – Institutional Class Shares(1)

Highest Quarter	Lowest Quarter
Q4 2020: 32.66%	Q1 2020: -39.02%

Year to date returns as of June 30, 2026: 18.63%

Annualized Returns (%) for the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Shares
Return Before Taxes	8.38%	13.76%	10.38%
Return After Taxes on Distributions	7.92%	12.49%	9.19%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.25%	10.79%	8.21%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	9.27%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
(1) As of December 31, 2025, the ETF Class shares of the Acquiring Fund had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Acquiring Fund’s Institutional Class shares, a mutual fund class of shares of the Acquiring Fund. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Target Fund – Dimensional US High Profitability ETF

Calendar Year Total Returns as of December 31, 2025

Highest Quarter	Lowest Quarter
Q4 2023: 11.79%	Q3 2023: -2.69%

Year to date returns as of June 30, 2026: 10.40%

Annualized Returns (%) for the periods ended December 31, 2025

	1 Year	Since Inception
Dimensional US High Profitability ETF
Return Before Taxes	13.81%	13.49%(1)
Return After Taxes on Distributions	13.51%	13.14%(1)
Return After Taxes on Distributions and Sale of Portfolio Shares	8.36%	10.62%(1)
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	17.37%	14.63%(1)
(1) Since inception February 23, 2022.

Acquiring Fund - U.S. High Relative Profitability Portfolio

Calendar Year Total Returns as of December 31, 2025 – Institutional Class Shares(1)

Highest Quarter	Lowest Quarter
Q2 2020: 19.66%	Q1 2020: -17.26%

Year to date returns as of June 30, 2026: 10.29%

Annualized Returns (%) for the periods ended December 31, 2025

	1 Year	5 Years	Since Inception
Institutional Class Shares
Return Before Taxes	12.81%	12.60%	14.48%(2)
Return After Taxes on Distributions	12.51%	12.03%	13.97%(2)
Return After Taxes on Distributions and Sale of Portfolio Shares	7.77%	9.95%	11.95%(2)
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.55%(2)

(1) As of December 31, 2025, the ETF Class shares of the Acquiring Fund had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Acquiring Fund’s Institutional Class shares, a mutual fund class of shares of the Acquiring Fund. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.
(2) Since inception May 16, 2017.

Target Fund – Dimensional US Real Estate ETF

Calendar Year Total Returns as of December 31, 2025

Highest Quarter	Lowest Quarter
Q4 2023: 17.80%	Q3 2023: -8.32%

Year to date returns as of June 30, 2026: 15.06%

Annualized Returns (%) for the periods ended December 31, 2025

	1 Year	Since Inception
Dimensional US Real Estate ETF
Return Before Taxes	1.44%	0.85%(1)
Return After Taxes on Distributions	0.46%	-0.10%(1)
Return After Taxes on Distributions and Sale of Portfolio Shares	1.08%	0.33%(1)
Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses or taxes)	3.67%	1.78%(1)
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	14.28%(1)
(1) Since inception February 23, 2022.

Acquiring Fund - DFA Real Estate Securities Portfolio

Calendar Year Total Returns as of December 31, 2025 – Institutional Class Shares(1)

Highest Quarter	Lowest Quarter
Q4 2023: 17.88%	Q1 2020: -23.06%

Year to date returns as of June 30, 2026: 14.86%

Annualized Returns (%) for the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Shares
Return Before Taxes	1.51%	4.86%	5.54%
Return After Taxes on Distributions	0.58%	3.70%	4.25%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.11%	3.47%	3.90%
Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses or taxes)	3.67%	6.65%	4.81%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
(1) As of December 31, 2025, the ETF Class shares of the Acquiring Fund had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Acquiring Fund’s Institutional Class shares, a mutual fund class of shares of the Acquiring Fund. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Target Fund – Dimensional U.S. Small Cap ETF(1)

Calendar Year Total Returns as of December 31, 2025

Highest Quarter	Lowest Quarter
Q4 2020: 28.47%	Q1 2020: -32.32%

Year to date returns as of June 30, 2026: 18.79%

Annualized Returns (%) for the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Dimensional U.S. Small Cap ETF
Return Before Taxes	8.18%	9.42%	9.78%
Return After Taxes on Distributions	7.91%	9.04%	9.23%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.02%	7.40%	7.90%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	9.62%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%

(1) The Dimensional U.S. Small Cap ETF has adopted the performance of the Tax-Managed U.S. Small Cap Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the ETF, which was consummated after the close of business on June 11, 2021 (the “Reorganization”). Prior to the Reorganization, the Dimensional U.S. Small Cap ETF had not yet commenced operations. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor fund. Returns of the Dimensional U.S. Small Cap ETF will be different from the returns of the predecessor fund as they have different expenses.

Acquiring Fund - U.S. Small Cap Portfolio

Calendar Year Total Returns as of December 31, 2025 – Institutional Class Shares(1)

Highest Quarter	Lowest Quarter
Q4 2020: 28.70%	Q1 2020: -32.73%

Year to date returns as of June 30, 2026: 19.77%

Annualized Returns (%) for the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Shares
Return Before Taxes	8.07%	9.87%	10.00%
Return After Taxes on Distributions	7.78%	9.03%	9.10%
Return After Taxes on Distributions and Sale of Portfolio Shares	4.96%	7.68%	7.97%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	9.62%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
(1) As of December 31, 2025, the ETF Class shares of the Acquiring Fund had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Acquiring Fund’s Institutional Class shares, a mutual fund class of shares of the Acquiring Fund. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Target Fund – Dimensional U.S. Targeted Value ETF(1)

Calendar Year Total Returns as of December 31, 2025

Highest Quarter	Lowest Quarter
Q4 2020: 30.73%	Q1 2020: -37.94%

Year to date returns as of June 30, 2026: 18.16%

Annualized Returns (%) for the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Dimensional U.S. Targeted Value ETF
Return Before Taxes	8.62%	12.46%	9.98%
Return After Taxes on Distributions	8.20%	12.07%	9.30%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.37%	9.91%	8.01%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	9.27%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
(1) The Dimensional U.S. Targeted Value ETF has adopted the performance of the Tax-Managed U.S. Targeted Value Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the ETF, which was consummated after the close of business on June 11, 2021 (the “Reorganization”). Prior to the Reorganization, the Dimensional U.S. Targeted Value ETF had not yet commenced operations. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor fund. Returns of the Dimensional U.S. Targeted Value ETF will be different from the returns of the predecessor fund as they have different expenses.

Acquiring Fund - U.S. Targeted Value Portfolio

Calendar Year Total Returns as of December 31, 2025 – Institutional Class Shares(1)

Highest Quarter	Lowest Quarter
Q4 2020: 32.77%	Q1 2020: -39.19%

Year to date returns as of June 30, 2026: 18.48%

Annualized Returns (%) for the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Shares
Return Before Taxes	9.55%	13.60%	10.81%
Return After Taxes on Distributions	9.08%	12.59%	9.75%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.94%	10.70%	8.60%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	9.27%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
(1) As of December 31, 2025, the ETF Class shares of the Acquiring Fund had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Acquiring Fund’s Institutional Class shares, a mutual fund class of shares of the Acquiring Fund. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Target Fund – Dimensional U.S. Core Equity 2 ETF(1)

Calendar Year Total Returns as of December 31, 2025

Highest Quarter	Lowest Quarter
Q2 2020: 22.14%	Q1 2020: -25.40%

Year to date returns as of June 30, 2026: 12.71%

Annualized Returns (%) for the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Dimensional U.S. Core Equity 2 ETF
Return Before Taxes	15.63%	12.84%	13.13%
Return After Taxes on Distributions	15.34%	12.52%	12.68%
Return After Taxes on Distributions and Sale of Portfolio Shares	9.43%	10.21%	10.86%
Russell 3000® Index (reflects no deduction for fees, expenses and taxes)	17.15%	13.15%	14.29%
(1)
 The Dimensional U.S. Core Equity 2 ETF has adopted the performance of the T.A. U.S. Core Equity 2 Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the ETF, which was consummated after the close of business on June 11, 2021 (the “Reorganization”). Prior to the Reorganization, the Dimensional U.S. Core Equity 2 ETF had not yet commenced operations. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor fund. Returns of the Dimensional U.S. Core Equity 2 ETF will be different from the returns of the predecessor fund as they have different expenses.

Acquiring Fund - U.S. Core Equity 2 Portfolio

Calendar Year Total Returns as of December 31, 2025 – Institutional Class Shares(1)

Highest Quarter	Lowest Quarter
Q2 2020: 22.39%	Q1 2020: -25.55%

Year to date returns as of June 30, 2026: 12.37%

Annualized Returns (%) for the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Shares
Return Before Taxes	15.99%	13.38%	13.39%
Return After Taxes on Distributions	15.67%	12.67%	12.69%
Return After Taxes on Distributions and Sale of Portfolio Shares	9.66%	10.55%	11.00%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
(1) As of December 31, 2025, the ETF Class shares of the Acquiring Fund had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Acquiring Fund’s Institutional Class shares, a mutual fund class of shares of the Acquiring Fund. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

What are the fees and expenses of the Funds and what might they be after the Reorganizations?
Shareholders of the Funds pay various fees and expenses, either directly or indirectly.  The tables below show the fees and expenses that you would pay if you were to buy, hold or sell shares of each Fund.  You may also incur usual and customary brokerage commissions when buying or selling the shares of the Funds, which are not reflected in the tables and examples below. The fees and expenses in the tables appearing below are based on the expenses of each Target Fund for the six months ended April 30, 2026 (annualized) and the anticipated expenses of the ETF Class shares of its corresponding Acquiring Fund during its first full fiscal year.  The tables also show the pro forma expenses of each Acquiring Fund’s ETF Class after giving effect to the respective Reorganization, based on pro forma net assets as of April 30, 2026.  Pro forma numbers are estimated in good faith and are hypothetical.  Actual expenses may vary significantly.  You will not pay any sales load, contingent deferred sales charge, brokerage commission, redemption fee, or other transaction fee in connection with the Reorganizations.

ALL REORGANIZATIONS	Target Fund	Acquiring Fund - ETF Class	Combined Acquiring Fund (Pro Forma)
Shareholder Fees (fees paid directly from your investment):	None	None	None

Annual Portfolio Operating Expenses for Target Fund and Acquiring Fund
(expenses deducted from Portfolio assets)

Core Equity 1 Reorganization
	Target Fund	Acquiring Fund – ETF Class	Combined Acquiring Fund (Pro Forma)
Management Fee	0.12%	0.12%	0.12%
Other Expenses	0.02%	0.05%[1]	0.02%
Total Annual Fund Operating Expenses	0.14%[2]	0.17%	0.14%[3]
Fee Waiver and/or Expense Reimbursement	N/A	0.02%[4]	N/A
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.14%	0.15%	0.14%
1 The ETF Class shares of the Acquiring Fund are new, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
2 Expense ratios (annualized) reflect annual fund operating expenses for the six months ended April 30, 2026 for the Target Fund.
3 Pro forma expenses (annualized) are based on anticipated Acquiring Fund expenses of the ETF Class shares as if the Reorganization had been effective as of April 30, 2026 and experienced a year of combined operations. They do not include estimated costs of the Reorganization of approximately $190,077, which will be borne equally by the Target Fund and its corresponding Acquiring Fund.
4 Dimensional Fund Advisors LP (the "Advisor") has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Acquiring Fund. The Fee Waiver and/or Expense Assumption Agreement for the Acquiring Fund will remain in effect through February 28, 2027, and may only be terminated by the Acquiring Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Vector Equity Reorganization
	Target Fund	Acquiring Fund – ETF Class	Combined Acquiring Fund (Pro Forma)
Management Fee	0.20%[1]	0.20%	0.20%
Other Expenses	0.05%	0.06%[2]	0.06%
Total Annual Fund Operating Expenses	0.25%[1,3]	0.26%	0.26%[4]
Fee Waiver and/or Expense Reimbursement	N/A	0.02%[5]	0.02%[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.25%	0.24%	0.24%
1 The "Management Fee" and "Total Annual Fund Operating Expenses" have been adjusted to reflect the decrease in the management fee payable by the Target Fund from 0.25% to 0.20% effective as of February 28, 2025.
2 The ETF Class shares of the Acquiring Fund are new, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
3  Expense ratios (annualized) reflect annual fund operating expenses for the six months ended April 30, 2026 for the Target Fund.
4 Pro forma expenses (annualized) are based on anticipated Acquiring Fund expenses of the ETF Class shares as if the Reorganization had been effective as of April 30, 2026 and experienced a year of combined operations. They do not include estimated costs of the Reorganization of approximately $126,000, which will be borne equally by the Target Fund and its corresponding Acquiring Fund.
5 The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Acquiring Fund. The Fee Waiver and/or Expense Assumption Agreement for the Acquiring Fund will remain in effect through February 28, 2027, and may only be terminated by the Acquiring Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Small Cap Value Reorganization
	Target Fund	Acquiring Fund – ETF Class	Combined Acquiring Fund (Pro Forma)
Management Fee	0.28%	0.28%	0.28%
Other Expenses	0.02%	0.05%[1]	0.02%
Total Annual Fund Operating Expenses	0.30%[2]	0.33%	0.30%[3]
Fee Waiver and/or Expense Reimbursement	N/A	0.02%[4]	N/A
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%	0.31%	0.30%
1 The ETF Class shares of the Acquiring Fund are new, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
2 Expense ratios (annualized) reflect annual fund operating expenses for the six months ended April 30, 2026 for the Target Fund.
3 Pro forma expenses (annualized) are based on anticipated Acquiring Fund expenses of the ETF Class shares as if the Reorganization had been effective as of April 30, 2026 and experienced a year of combined operations. They do not include estimated costs of the Reorganization of approximately $159,138, which will be borne equally by the Target Fund and its corresponding Acquiring Fund.
4 Dimensional Fund Advisors LP (the "Advisor") has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Acquiring Fund. The Fee Waiver and/or Expense Assumption Agreement for the Acquiring Fund will remain in effect through February 28, 2027, and may only be terminated by the Acquiring Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

High Profitability Reorganization
	Target Fund	Acquiring Fund – ETF Class	Combined Acquiring Fund (Pro Forma)
Management Fee	0.19%	0.19%	0.19%
Other Expenses	0.01%	0.05%[1]	0.01%
Total Annual Fund Operating Expenses	0.20%[2]	0.24%	0.20%[3]
Fee Waiver and/or Expense Reimbursement	N/A	0.02%[4]	N/A
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.20%	0.22%	0.20%
1 The ETF Class shares of the Acquiring Fund are new, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
2 Expense ratios (annualized) reflect annual fund operating expenses for the six months ended April 30, 2026 for the Target Fund.
3 Pro forma expenses (annualized) are based on anticipated Acquiring Fund expenses of the ETF Class shares as if the Reorganization had been effective as of April 30, 2026 and experienced a year of combined operations. They do not include estimated costs of the Reorganization of approximately $146,078, which will be borne equally by the Target Fund and its corresponding Acquiring Fund.
4 Dimensional Fund Advisors LP (the "Advisor") has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Acquiring Fund. The Fee Waiver and/or Expense Assumption Agreement for the Acquiring Fund will remain in effect through February 28, 2027, and may only be terminated by the Acquiring Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Real Estate Reorganization
	Target Fund	Acquiring Fund – ETF Class	Combined Acquiring Fund (Pro Forma)
Management Fee	0.17%	0.17%	0.17%
Other Expenses	0.02%	0.05%[1]	0.02%
Total Annual Fund Operating Expenses	0.19%[2]	0.22%	0.19%[3]
Fee Waiver and/or Expense Reimbursement	N/A	0.04%[4]	0.01%[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.19%	0.18%	0.18%
1 The ETF Class shares of the Acquiring Fund are new, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
2 Expense ratios (annualized) reflect annual fund operating expenses for the six months ended April 30, 2026 for the Target Fund.
3 Pro forma expenses (annualized) are based on anticipated Acquiring Fund expenses of the ETF Class shares as if the Reorganization had been effective as of April 30, 2026 and experienced a year of combined operations. They do not include estimated costs of the Reorganization of approximately $131,022, which will be borne equally by the Target Fund and its corresponding Acquiring Fund.
4 Dimensional Fund Advisors LP (the "Advisor") has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Acquiring Fund. The Fee Waiver and/or Expense Assumption Agreement for the Acquiring Fund will remain in effect through February 28, 2027, and may only be terminated by the Acquiring Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Small Cap Reorganization
	Target Fund	Acquiring Fund – ETF Class	Combined Acquiring Fund (Pro Forma)
Management Fee	0.25%	0.25%	0.25%
Other Expenses	0.01%	0.06%[1]	0.01%
Total Annual Fund Operating Expenses	0.26%[2]	0.31%	0.26%[3]
Fee Waiver and/or Expense Reimbursement	N/A	0.04%[4]	N/A
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.26%	0.27%	0.26%
1 The ETF Class shares of the Acquiring Fund are new, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
2 Expense ratios (annualized) reflect annual fund operating expenses for the six months ended April 30, 2026 for the Target Fund.
3 Pro forma expenses (annualized) are based on anticipated Acquiring Fund expenses of the ETF Class shares as if the Reorganization had been effective as of April 30, 2026 and experienced a year of combined operations. They do not include estimated costs of the Reorganization of approximately $171,241, which will be borne equally by the Target Fund and its corresponding Acquiring Fund.
4 Dimensional Fund Advisors LP (the "Advisor") has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Acquiring Fund. The Fee Waiver and/or Expense Assumption Agreement for the Acquiring Fund will remain in effect through February 28, 2027, and may only be terminated by the Acquiring Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Targeted Value Reorganization
	Target Fund	Acquiring Fund – ETF Class	Combined Acquiring Fund (Pro Forma)
Management Fee	0.27%	0.27%	0.27%
Other Expenses	0.01%	0.06%[1]	0.01%
Total Annual Fund Operating Expenses	0.28%[2]	0.33%	0.28%[3]
Fee Waiver and/or Expense Reimbursement	N/A	0.04%[4]	N/A
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.28%	0.29%	0.28%
1 The ETF Class shares of the Acquiring Fund are new, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
2 Expense ratios (annualized) reflect annual fund operating expenses for the six months ended April 30, 2026 for the Target Fund.
3 Pro forma expenses (annualized) are based on anticipated Acquiring Fund expenses of the ETF Class shares as if the Reorganization had been effective as of April 30, 2026 and experienced a year of combined operations. They do not include estimated costs of the Reorganization of approximately $165,148, which will be borne equally by the Target Fund and its corresponding Acquiring Fund.
4 Dimensional Fund Advisors LP (the "Advisor") has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Acquiring Fund. The Fee Waiver and/or Expense Assumption Agreement for the Acquiring Fund will remain in effect through February 28, 2027, and may only be terminated by the Acquiring Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Core Equity 2 Reorganization
	Target Fund	Acquiring Fund – ETF Class	Combined Acquiring Fund (Pro Forma)
Management Fee	0.16%	0.16%	0.16%
Other Expenses	0.01%	0.05%[1]	0.01%
Total Annual Fund Operating Expenses	0.17%[2]	0.21%	0.17%[3]
Fee Waiver and/or Expense Reimbursement	N/A	0.03%[4]	N/A
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.17%	0.18%	0.17%
1 The ETF Class shares of the Acquiring Fund are new, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
2 Expense ratios (annualized) reflect annual fund operating expenses for the six months ended April 30, 2026 for the Target Fund.
3 Pro forma expenses (annualized) are based on anticipated Acquiring Fund expenses of the ETF Class shares as if the Reorganization had been effective as of April 30, 2026 and experienced a year of combined operations. They do not include estimated costs of the Reorganization of approximately $255,896, which will be borne equally by the Target Fund and its corresponding Acquiring Fund.
4 Dimensional Fund Advisors LP (the "Advisor") has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Acquiring Fund. The Fee Waiver and/or Expense Assumption Agreement for the Acquiring Fund will remain in effect through February 28, 2027, and may only be terminated by the Acquiring Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

For more information about approved reductions to management fees and expense limitation amounts effective November 1, 2026 for certain Acquiring Funds and their ETF Class shares, please see the discussion above under “How will the Reorganizations affect my fees and expenses?”

Expense Examples

These Examples are meant to help you compare the cost of investing in each Acquiring Fund’s ETF Class shares with the cost of investing in the corresponding Target Fund.
Each Example assumes that you invest $10,000 in the Funds for the time periods indicated.  Each Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same.  The costs for each Acquiring Fund’s ETF Class reflect the net expenses of the ETF Class that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs whether you sell or hold your shares would be:

Core Equity 1 Reorganization
	1 Year	3 Years	5 Years	10 Years
Dimensional US Core Equity 1 ETF Target Fund	$14	$45	$79	$179
U.S. Core Equity 1 Portfolio Acquiring Fund – ETF Class	$15	$53	$94	$215
Pro Forma—Acquiring Fund ETF Class after Reorganization	$14	$45	$79	$179

Vector Equity Reorganization
	1 Year	3 Years	5 Years	10 Years
Dimensional US Vector Equity ETF Target Fund	$26	$80	$141	$318
U.S. Vector Equity Portfolio Acquiring Fund – ETF Class	$25	$82	$144	$329
Pro Forma—Acquiring Fund ETF Class after Reorganization	$25	$82	$144	$329

Small Cap Value Reorganization
	1 Year	3 Years	5 Years	10 Years
Dimensional US Small Cap Value ETF Target Fund	$31	$97	$169	$381
U.S. Small Cap Value Portfolio Acquiring Fund – ETF Class	$32	$104	$183	$416
Pro Forma—Acquiring Fund ETF Class after Reorganization	$31	$97	$169	$381

High Profitability Reorganization
	1 Year	3 Years	5 Years	10 Years
Dimensional US High Profitability ETF Target Fund	$20	$64	$113	$255

U.S. High Relative Profitability Portfolio Acquiring Fund – ETF Class	$23	$75	$133	$304
Pro Forma—Acquiring Fund ETF Class after Reorganization	$20	$64	$113	$255

Real Estate Reorganization
	1 Year	3 Years	5 Years	10 Years
Dimensional US Real Estate ETF Target Fund	$19	$61	$107	$243
DFA Real Estate Securities Portfolio Acquiring Fund – ETF Class	$18	$67	$120	$276
Pro Forma—Acquiring Fund ETF Class after Reorganization	$18	$60	$106	$242

Small Cap Reorganization
	1 Year	3 Years	5 Years	10 Years
Dimensional U.S. Small Cap ETF Target Fund	$27	$84	$146	$331
U.S. Small Cap Portfolio Acquiring Fund – ETF Class	$28	$96	$170	$389
Pro Forma—Acquiring Fund ETF Class after Reorganization	$27	$84	$146	$331

Targeted Value Reorganization
	1 Year	3 Years	5 Years	10 Years
Dimensional U.S. Targeted Value ETF Target Fund	$29	$90	$157	$356
U.S. Targeted Value Portfolio Acquiring Fund – ETF Class	$30	$102	$181	$414
Pro Forma—Acquiring Fund ETF Class after Reorganization	$29	$90	$157	$356

Core Equity 2 Reorganization
	1 Year	3 Years	5 Years	10 Years
Dimensional U.S. Core Equity 2 ETF Target Fund	$17	$55	$96	$217
U.S. Core Equity 2 Portfolio Acquiring Fund – ETF Class	$18	$65	$115	$265
Pro Forma—Acquiring Fund ETF Class after Reorganization	$17	$55	$96	$217

What are the key characteristics of the multi-class ETF fund structure utilized by the Acquiring Funds?
Dimensional and DFAIDG, on behalf of the Acquiring Funds, have received an exemptive order from the SEC that permits each Acquiring Fund to offer mutual fund share classes and an ETF Class that operates as an ETF (a “Multi-Class ETF Fund”). Under this structure, the ETF Class shares are listed and traded on a national securities exchange and are generally bought and sold at market-determined prices, whereas the mutual fund share classes of the Acquiring Funds are purchased and redeemed at a Multi-Class ETF Fund’s NAV next determined after receipt of the order.

Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange privileges, how shares are purchased and redeemed, the timing of dividend declarations and payments, and the timing and ability to automatically reinvest dividends. For additional information regarding these differences, see “Dividends, Capital Gains Distributions and Taxes—Dividends and Distributions” and “Purchase and Sale of Shares—Conversions” in the Acquiring Funds Prospectus accompanying this Information Statement/Prospectus and “Shareholder Rights” and “Creation and Redemption of Creation Units—Conversions” in the Acquiring Funds’ SAI. In addition, because all of the classes of a Multi-Class ETF Fund are based on the same portfolio, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of the ETF Class of a Multi-Class ETF Fund (i.e., as opposed to shareholders of a standalone ETF) have the potential to experience greater portfolio transaction costs and taxable capital gains distributions as a result of purchases and redemptions by shareholders of the mutual fund class, as well as costs due to cash drag associated with the Fund holding the cash necessary to satisfy redemptions of the mutual fund class, which could negatively impact the ETF Class shares’ performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund might benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.

A Multi-Class ETF Fund also is required to comply with certain requirements of Rule 6c-11 under the 1940 Act, in order to permit ETF operations, which are requirements that do not normally apply to a mutual fund. For example, a Multi-Class ETF Fund is required to provide daily transparency of the Fund’s holdings, which has the potential to make the Fund more susceptible to front running than a traditional mutual fund that provides more limited public disclosure of portfolio holdings. Also, unlike a traditional mutual fund, a Multi-Class ETF Fund may not have the same flexibility to close the Fund to new purchases.

The use of this structure is subject to terms and conditions set forth in the SEC exemptive order that are designed to ensure that the Advisor and the Board focus on these potential issues on an initial and ongoing basis. The conditions include that the Board, and a majority of the independent directors, approve (initially, and at least annually thereafter) the operation of a Multi-Class ETF Fund pursuant to a multiple-class plan, finding that the plan is in the best interests of each mutual fund class and the ETF Class individually, and in the best interests of the Multi-Class ETF Fund as a whole. The Advisor prepares written reports to assist the Board’s findings that contain information regarding, among other items, the potential and/or observed benefits and costs to each class individually and the Fund as a whole due to the structure, the appropriateness of the Fund’s investment strategy for the structure, and the potential and/or observed material conflicts of interest between the classes and/or material negative consequences resulting from the structure.
What are the Funds’ dividend payment policies and pricing arrangements?
The dividend payment policies of the Target Funds and the ETF Class shares of the Acquiring Funds are identical with respect to the timing of dividends.  Dividends from net investment income of each Target Fund and Acquiring Fund are generally distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually, typically in December.  The Funds intend to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates, depending on the length of time a Fund holds the assets). The Funds may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds.
Shareholders of ETF Class shares of an Acquiring Fund will generally receive cash distributions one or more business days after the cash payment date for the Acquiring Fund’s mutual fund shares. The timing difference is due to the exchange-traded structure of the ETF Class shares and applies to all ETFs, including the Target Funds, regardless of whether they are a Multi-Class ETF Fund that also offers mutual fund shares or other mutual fund share classes. After the distribution payments have been received, an ETF Class shareholder may reinvest such amounts in additional whole ETF Class shares automatically only if the broker through whom you purchased shares makes such option available. This is in contrast to the distributions for a mutual fund share class, which may be automatically reinvested in additional mutual fund shares at NAV.
The overall period between the ex-dividend date and time of reinvestment may equal four or more business days. During this period, the amount of an ETF Class shareholder’s distribution will not be invested in the Acquiring Fund and will be held in a custodial account. Accordingly, such shareholder will not receive income or experience appreciation or depreciation on the amount of the dividend.
The Target Funds and Acquiring Funds have substantially the same procedures for calculating their share prices and valuing their portfolio securities.  The Funds determine their NAV per share after the close of the NYSE (normally, 4:00 p.m., Eastern Time).  The Funds will not be priced on days that the NYSE is closed for trading.  The ETF Trust and DFAIDG have adopted substantially the same policies and procedures for valuing the Funds’ portfolio assets.  For more information about the Acquiring Funds’ pricing procedures, you may refer to the Acquiring Funds Prospectus, which accompanies this Information Statement/Prospectus, under the section titled “Net Asset Value.”
Who manages the Funds?
The management of the business of each Target Fund is the responsibility of the Board of the ETF Trust and the management of the business of each Acquiring Fund is the responsibility of the Board of DFAIDG.  Each Board elects officers, who are responsible for the day-to-day operations of the Funds.

Dimensional serves as investment advisor to each Target Fund and Acquiring Fund.  Pursuant to an Investment Management Agreement with each Fund, Dimensional is responsible for the management of its assets.  There are no material differences between the Investment Management Agreements of a Target Fund and its corresponding Acquiring Fund. The Funds are managed using a team approach.  The investment team includes the Investment Committee of Dimensional, portfolio managers, and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually.  As of the date of this Information Statement/Prospectus, the Investment Committee has fourteen members.  Investment strategies for all Funds are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues.  The Investment Committee also sets and reviews all investment-related policies and procedures and approves any changes in regard to approved countries, security types, and brokers.

In accordance with the team approach used to manage the Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee.  The portfolio managers and portfolio traders also make daily investment decisions regarding the Funds based on the parameters established by the Investment Committee.  The individuals named below coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Funds.

Core Equity 1 Reorganization
Dimensional US Core Equity 1 ETF	Jed S. Fogdall John A. Hertzer Joseph F. Hohn Allen Pu
U.S. Core Equity 1 Portfolio	Jed S. Fogdall John A. Hertzer Allen Pu
Vector Equity Reorganization
Dimensional US Vector Equity ETF	Jed S. Fogdall John A. Hertzer Joseph F. Hohn Allen Pu
U.S. Vector Equity Portfolio	Jed S. Fogdall John A. Hertzer Allen Pu
Small Cap Value Reorganization
Dimensional US Small Cap Value ETF	Jed S. Fogdall Joseph F. Hohn Marc C. Leblond Joel P. Schneider

U.S. Small Cap Value Portfolio	Jed S. Fogdall Marc C. Leblond Joel P. Schneider
High Profitability Reorganization
Dimensional US High Profitability ETF	Jed S. Fogdall John A. Hertzer Joseph F. Hohn Allen Pu
U.S. High Relative Profitability Portfolio	Jed S. Fogdall John A. Hertzer Allen Pu
Real Estate Reorganization
Dimensional US Real Estate ETF	Jed S. Fogdall John A. Hertzer Joseph F. Hohn Allen Pu
DFA Real Estate Securities Portfolio	Jed S. Fogdall John A. Hertzer Allen Pu
Small Cap Reorganization
Dimensional U.S. Small Cap ETF	Jed S. Fogdall Joseph F. Hohn Marc C. Leblond Joel P. Schneider
U.S. Small Cap Portfolio	Jed S. Fogdall Marc C. Leblond Joel P. Schneider
Targeted Value Reorganization
Dimensional U.S. Targeted Value ETF	Jed S. Fogdall Joseph F. Hohn Marc C. Leblond Joel P. Schneider
U.S. Targeted Value Portfolio	Jed S. Fogdall Marc C. Leblond Joel P. Schneider
Core Equity 2 Reorganization
Dimensional U.S. Core Equity 2 ETF	Jed S. Fogdall John A. Hertzer Joseph F. Hohn Allen Pu

U.S. Core Equity 2 Portfolio	Jed S. Fogdall John A. Hertzer Allen Pu

Jed S. Fogdall

Mr. Fogdall is Global Head of Portfolio Management, Chairman of the Investment Committee,  Vice President, and Senior Portfolio Manager of the Advisor.  Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University.  Mr. Fogdall joined the Advisor as a portfolio manager in 2004 and has been responsible for the Target Funds since 2021 (2012, with respect to each predecessor fund), with respect to the Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF, and Dimensional U.S. Core Equity 2 ETF; since inception (2022), with respect to the Dimensional US Small Cap Value ETF, Dimensional US High Profitability ETF, and Dimensional US Real Estate ETF; since inception (2023), with respect to the Dimensional US Core Equity 1 ETF; and since inception (2024), with respect to the Dimensional US Vector Equity ETF.  Mr. Fogdall has been responsible for the Acquiring Funds since 2012, with respect to the U.S. Core Equity 1 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Value Portfolio, DFA Real Estate Securities Portfolio, U.S. Small Cap Portfolio, U.S. Targeted Value Portfolio, and U.S. Core Equity 2 Portfolio; and since inception (2017), with respect to the U.S. High Relative Profitability Portfolio.

John A. Hertzer

Mr. Hertzer is a Vice President and Senior Portfolio Manager of the Advisor.  Mr. Hertzer holds an MBA from the University of California, Los Angeles and a BA from Dartmouth College.  Mr. Hertzer joined the Advisor in 2013, has been a portfolio manager since 2016, and has been responsible for the Target Funds since inception (2022), with respect to the Dimensional US High Profitability ETF and Dimensional US Real Estate ETF; since 2022, with respect to Dimensional U.S. Core Equity 2 ETF; since inception (2023), with respect to the Dimensional US Core Equity 1 ETF; and since inception (2024), with respect to the Dimensional US Vector Equity ETF.  Mr. Hertzer has been responsible for the Acquiring Funds since 2022, with respect to the U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. High Relative Profitability Portfolio, and DFA Real Estate Securities Portfolio.

Joseph F. Hohn

Mr. Hohn is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Hohn holds an MBA from the University of California, Los Angeles, an MS from the University of Southern California and a BS from Iowa State University. Mr. Hohn joined the Advisor in 2012, has been a portfolio manager since 2015, and has been responsible for the Target Funds since 2022, with respect to the Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF and Dimensional U.S. Core Equity 2 ETF; since inception (2022), with respect to the Dimensional US Small Cap Value ETF, Dimensional US High Profitability ETF and Dimensional US Real Estate ETF; since inception (2023), with respect to the Dimensional US Core Equity 1 ETF; and since inception (2024), with respect to the Dimensional US Vector Equity ETF.

Marc C. Leblond

Mr. Leblond is a Vice President and Senior Portfolio Manager of the Advisor.  Mr. Leblond holds an MBA from the University of Chicago, and an MS and BS from Columbia University.  Mr. Leblond joined the Advisor in 2015, has been a portfolio manager since 2017, and has been responsible for the Target Funds since 2021 (2020, with respect to each predecessor fund), with respect to the Dimensional U.S. Small Cap ETF and Dimensional U.S. Targeted Value ETF; and since inception (2022), with respect to the Dimensional US Small Cap Value ETF.  Mr. Leblond has been responsible for the Acquiring Funds since 2020, with respect to the U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Targeted Value Portfolio.

Allen Pu

Mr. Pu is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor.  Mr. Pu has an MBA from the University of California, Los Angeles, an MS and PhD from Caltech, and a BS from Cooper Union for the Advancement of Science and Art.  Mr. Pu joined the Advisor as a portfolio manager in 2006 and has been responsible for the Target Funds since 2024, with respect to the Dimensional US Core Equity 1 ETF, Dimensional U.S. Core Equity 2 ETF, Dimensional US High Profitability ETF, and Dimensional US Real Estate ETF; and since inception (2024), with respect to the Dimensional US Vector Equity ETF.  Mr. Pu has been responsible for the Acquiring Funds since 2024, with respect to the U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. High Relative Profitability Portfolio and DFA Real Estate Securities Portfolio.

Joel P. Schneider

Mr. Schneider is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor.  Mr. Schneider holds an MBA from the University of Chicago Booth School of Business, an MS from the University of Minnesota, and a BS from Iowa State University.  Mr. Schneider joined the Advisor in 2011, has been a portfolio manager since 2013, and has been responsible for the Target Funds since 2021 (2017, with respect to each predecessor fund), with respect to the Dimensional U.S. Small Cap ETF; since 2021 (2015, with respect to the predecessor fund), with respect to the Dimensional U.S. Targeted Value ETF; and since inception (2022), with respect to the Dimensional US Small Cap Value ETF.  Mr. Schneider has been responsible for the Acquiring Funds since 2015, with respect to the U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Targeted Value Portfolio.

The Advisor provides the Funds with a trading department and selects brokers and dealers to effect securities transactions.  Securities transactions are placed with a view to obtaining best price and execution.  The Advisor may pay compensation, out of the Advisor’s profits and not as an additional charge to a Fund, to financial intermediaries to support the sale of Portfolio shares.  The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746.  A discussion regarding the basis for the Board approving the Investment

Management Agreements and Sub-Advisory Agreements with respect to the Funds is available in the semi-annual Form N-CSR report for the Funds for the fiscal period ending April 30, 2026.

The Advisor has been engaged in the business of providing investment management services since May 1981.  The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.  As of January 31, 2026, assets under management for all Dimensional affiliated advisors totaled approximately $987 billion.

Fee Waiver and Expense Assumption Agreements

Pursuant to Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver and/or Expense Assumption Agreement”) for the Target Funds (except for Dimensional U.S. Small Cap ETF and Dimensional U.S. Targeted Value ETF) and the ETF Class shares of the Acquiring Funds, the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the applicable Funds, as described below.  Each Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2027, and may only be terminated by the ETF Trust Board and DFAIDG Board, as applicable, prior to that date.  Each Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the applicable Funds or the Advisor.  With respect to each Fee Waiver and/or Expense Assumption Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the applicable Fund.  Each applicable Fund is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Dimensional US Core Equity 1 ETF and U.S. Core Equity 1 Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the following Funds (excluding the expenses that a Fund incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a Fund, on an annualized basis, to the rates listed below as a percentage of the average net assets of the respective Fund (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a Fund are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such Fund to exceed the applicable Expense Limitation Amount identified below.

Fund	Expense Limitation Amount
Dimensional US Core Equity 1 ETF	0.14%
U.S. Core Equity 1 Portfolio – ETF Class shares	0.15%*
* Effective November 1, 2026, the Expense Limitation Amount is reduced to 0.14% of the average net assets of the ETF Class shares of U.S. Core Equity 1 Portfolio.

Dimensional US Vector Equity ETF and U.S. Vector Equity Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the following Funds (excluding the expenses that a Fund incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a Fund, on an annualized basis, to the rates listed below as a percentage of the average net assets of the respective Fund (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a Fund are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such Fund to exceed the applicable Expense Limitation Amount identified below.

Portfolio	Expense Limitation Amount
Dimensional US Vector Equity ETF	0.25%
U.S. Vector Equity Portfolio – ETF Class shares	0.24%*
* Effective November 1, 2026, the Expense Limitation Amount is reduced to 0.22% of the average net assets of the ETF Class shares of the U.S. Vector Equity Portfolio.

Dimensional US Small Cap Value ETF and U.S. Small Cap Value Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the following Funds (excluding the expenses that a Fund incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a Fund, on an annualized basis, to the rates listed below as a percentage of the average net assets of the respective Fund (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a Fund are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such Fund to exceed the applicable Expense Limitation Amount identified below.

Portfolio	Expense Limitation Amount
Dimensional US Small Cap Value ETF	0.31%
U.S. Small Cap Value Portfolio – ETF Class shares	0.31%*
* Effective November 1, 2026, the Expense Limitation Amount is reduced to 0.27% of the average net assets of the ETF Class shares of the U.S. Small Cap Value Portfolio.

Dimensional US High Profitability ETF and U.S. High Relative Profitability Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the following Funds (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses, on an annualized basis, to the rates listed below as a percentage of the average net assets of the respective Fund (the “Expense Limitation Amount”). At any time that the annualized Portfolio Expenses of a Fund are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses for such Fund to exceed the Expense Limitation Amount.

For Dimensional US High Profitability ETF, "Portfolio Expenses" exclude the expenses that the Fund incurs directly through its investment in unaffiliated investment companies. For U.S. High Relative Profitability Portfolio, "Portfolio Expenses" include the expenses that the Fund bears as a shareholder of other funds managed by the Advisor, excluding money market funds and The DFA Short Term Investment Fund, but exclude the expenses that the Fund incurs indirectly through its investment in unaffiliated investment companies.

Portfolio	Expense Limitation Amount
Dimensional US High Profitability ETF	0.22%
U.S. High Relative Profitability Portfolio – ETF Class shares	0.22%*
* Effective November 1, 2026, the Expense Limitation Amount is reduced to 0.17% of the average net assets of the ETF Class shares of the U.S. High Relative Profitability Portfolio.

Dimensional US Real Estate ETF and DFA Real Estate Securities Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the following Funds (excluding the expenses that a Fund incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses, on an annualized basis, to the rates listed below as a percentage of the average net assets of the respective Fund (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a Fund are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such Fund to exceed the applicable Expense Limitation Amount identified below.

Portfolio	Expense Limitation Amount
Dimensional US Real Estate ETF	0.19%
DFA Real Estate Securities Portfolio – ETF Class shares	0.18%

U.S. Small Cap Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the following Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses, on an annualized basis, to the rate listed below as a percentage of the average net assets of the Fund (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Fund are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for the Fund to exceed the applicable Expense Limitation Amount identified below.

Portfolio	Expense Limitation Amount
U.S. Small Cap Portfolio – ETF Class shares	0.27%*
* Effective November 1, 2026, the Expense Limitation Amount is reduced to 0.25% of the average net assets of the ETF Class shares of the U.S. Small Cap Portfolio.

U.S. Targeted Value Portfolio

The Advisor has contractually agreed to waive its management fee and to assume the expenses of the following Fund (excluding the expenses the Fund incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses, on an annualized basis, to the rate listed below as a percentage of the average net assets of the Fund (the “Expense Limitation Amount”). At any time that the annualized Portfolio Expenses of the Fund are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Fund to exceed the Expense Limitation Amount.

Portfolio	Expense Limitation Amount
U.S. Targeted Value Portfolio – ETF Class shares	0.29%*
* Effective November 1, 2026, the Expense Limitation Amount is reduced to 0.26% of the average net assets of the ETF Class shares of the U.S. Targeted Value Portfolio.

Dimensional U.S. Core Equity 2 ETF and U.S. Core Equity 2 Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the following Funds (excluding the expenses that a Fund incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses, on an annualized basis, to the rates listed below as a percentage of the average net assets of the respective Fund (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a Fund are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such Fund to exceed the applicable Expense Limitation Amount identified below.

Portfolio	Expense Limitation Amount
Dimensional U.S. Core Equity 2 ETF	0.30%
U.S. Core Equity 2 Portfolio – ETF Class shares	0.18%*
* Effective November 1, 2026, the Expense Limitation Amount is reduced to 0.17% of the average net assets of the ETF Class shares of the U.S. Core Equity 2 Portfolio.

INFORMATION ABOUT THE REORGANIZATIONS
Reasons for the Reorganizations
Dimensional proposed that each Target Fund be reorganized into an Acquiring Fund in order to combine funds with substantially the same investment strategies into a Multi-Class ETF Fund that offers mutual fund shares and an ETF Class of shares. Dimensional believes that the multi-class ETF fund structure will benefit shareholders of each Target Fund and each Acquiring Fund. Dimensional believes that each Reorganization would allow an Acquiring Fund to launch its ETF Class with immediate scale. The assets of a Target Fund, when combined with its corresponding Acquiring Fund, will increase the overall assets under management of the combined Fund and could potentially lead to better economies of scale and associated cost efficiencies for shareholders.  In-kind transactions of the ETF Class of the combined Fund also may contribute to lower portfolio transaction costs and greater tax efficiency with respect to the Fund. Dimensional also believes that shareholders could benefit from investor cash flows through the mutual fund class of a combined Fund that can be used for efficient portfolio rebalancing. Investor cash flows through the mutual fund class of the combined Fund may also allow for greater basket flexibility for creations and redemptions of the ETF Class shares, which could promote arbitrage efficiency and smaller spreads on the trading of ETF Class shares in the secondary market. In addition, with an operational ETF Class, mutual fund class shareholders of an Acquiring Fund will be able to exchange their shares for ETF Class shares without adverse tax consequences.
Each Acquiring Fund has identical or substantially similar investment objectives and investment strategies as its corresponding Target Fund.  Like each Target Fund, Dimensional is the investment adviser of each Acquiring Fund and substantially the same portfolio managers manage each Target Fund and its corresponding Acquiring Fund.  In addition, each Acquiring Fund has an identical management fee rate to that of its corresponding Target Fund, and as of November 1, 2026, the Acquiring Funds for Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF, Dimensional US Small Cap Value ETF, and Dimensional US High Profitability ETF will each have a lower management fee than their Target Funds.
The Board of the ETF Trust and the Board of DFAIDG considered the Reorganizations and approved the Plan with respect to each Target Fund and Acquiring Fund, respectively.  In considering the Plan, the Boards requested and received detailed information from the officers of the ETF Trust, the officers of DFAIDG, and representatives of Dimensional regarding the Reorganizations, including: (1) the specific terms of the Plan; (2) the investment objectives, investment strategies, and investment policies of each Target Fund and the corresponding Acquiring Fund; (3) comparative data analyzing the fees and expenses of the Funds; (4) the proposed plans for ongoing management, distribution, and operation of the Acquiring Funds; (5) the management, financial position, and business of Dimensional and its affiliates; (6) the multi-class ETF fund structure utilized by each Acquiring Fund; (7) the impact of the Reorganizations on the Target Funds, Acquiring Funds and their shareholders; (8) the relative asset sizes of the Funds, including the benefits of a Fund combining with another Fund; (9) the historical performance data for the Funds; and (10) the capital loss carryovers and unrealized capital gains of each Target Fund and its corresponding Acquiring Fund.

With respect to the information listed above, the Board of the ETF Trust and the Board of DFAIDG considered that, among other information: (1) the Plan was designed to be a tax-free reorganization and the ETF Class shares of an Acquiring Fund that would be received by the shareholders of a Target Fund in the exchange will be equal in aggregate NAV to the aggregate NAV of their shares of the Target Fund as of the closing date of the Reorganization (and cash in lieu of fractional shares, if any); (2) the investment objectives, strategies and policies of each Target Fund and its corresponding Acquiring Fund are substantially similar; (3) the management fee of each Acquiring Fund is identical to the management fee of its corresponding Target Fund and each Target Fund and its corresponding Acquiring Fund have substantially similar overall expenses; (4) the plans for the ongoing management, distribution, and operation of the Acquiring Funds utilizing a multi-class ETF fund structure; and (5) Dimensional is the adviser of both the Target Funds and Acquiring Funds and the terms of the investment management agreements are materially the same. The Board also considered that each Reorganization met the conditions under Rule 17a-8 under the 1940 Act to be consummated without the vote of shareholders of a Target Fund or Acquiring Fund.
In approving each Reorganization with respect to a Target Fund, the Board of the ETF Trust, including all of the Independent Trustees, determined that (i) participation in the Reorganization is in the best interest of the Target Fund’s shareholders, and (ii) the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. Similarly, in approving each Reorganization with respect to an Acquiring Fund, the Board of DFAIDG, including all of the Independent Directors, determined that (i) participation in the Reorganization is in the best interest of the Acquiring Fund’s shareholders, and (ii) the interests of the Acquiring Fund’s shareholders will not be diluted as a result of the Reorganization.
In making these determinations, the Board of the ETF Trust and the Board of DFAIDG, including all of the Independent Trustees/Directors, considered a number of factors, including the potential benefits and costs of each Reorganization to the shareholders of each Target Fund and Acquiring Fund, respectively.  These considerations included the following:
●
The multi-class ETF fund structure of each Acquiring Fund may provide benefits with respect to better economies of scale and associated cost efficiencies with the combination of the Acquiring Fund’s mutual fund shares and the Target Fund’s ETF shares;
●
In-kind transactions in the ETF Class of an Acquiring Fund may lead to lower transaction costs and greater tax efficiencies and cash flows through the Institutional Class of the Acquiring Fund may allow for efficient portfolio rebalancing;
●
The same investment adviser and substantially the same portfolio management team that currently manage each Target Fund manage the corresponding Acquiring Fund;
●
The management fee of each Target Fund and its corresponding Acquiring Fund is the same, and certain Acquiring Funds have additional management fee reductions that are effective November 1, 2026;

●
Shareholders of a Target Fund likely will benefit from economies of scale as fixed costs are shared, and operating efficiencies may be achieved;
●
There are no material differences in the contractual terms of a Target Fund’s investment management agreement with Dimensional as compared to the corresponding Acquiring Fund’s investment management agreement, and Dimensional does not anticipate that a Reorganization will result in any decline in the level of services from the level of services that historically have been provided to a Target Fund;
●
The cost allocations utilized by each Acquiring Fund to mitigate potential cross-subsidization of class-specific expenses under the multi-class ETF fund structure;
●
The investment objectives, investment strategies and investment policies of each Target Fund and its corresponding Acquiring Fund are substantially similar;
●
The Reorganization will eliminate the administrative and regulatory costs of operating each Fund as a separate fund;
●
Each Target Fund and its corresponding Acquiring Fund will share the costs of its respective Reorganization;
●
A vote of shareholders of the Target Funds is not required under the ETF Trust’s governing documents or the 1940 Act;
●
The Reorganization is intended to be tax-free for federal income tax purposes for shareholders of each Target Fund;
●
Shareholders of each Target Fund may sell their shares of the Target Fund prior to the Reorganization if the shareholders do not wish to hold shares of the combined Fund; and
●
Based upon their evaluation of the relevant information presented to it, and in light of its fiduciary duties under federal and state law, the Board of DFAIDG, including all of the Independent Directors, concluded that completing each Reorganization is in the best interests of the shareholders of the Target Fund and that no dilution of value would result to the shareholders of the Fund from the Reorganization.
Based upon their evaluation of the relevant information presented to it, and in light of its fiduciary duties under federal and state law, the Board of the ETF Trust, including all of the Independent Trustees, concluded that completing each Reorganization is in the best interests of the shareholders of the Target Fund and that no dilution of value would result to the shareholders of the Fund from the Reorganization. Similarly, based upon their evaluation of the relevant information and in light of its fiduciary duties under federal and state law, the Board of DFAIDG, including all of the Independent Directors, concluded that completing each Reorganization is in the best interests of the shareholders of the Acquiring Fund and that no dilution of value would result to the shareholders of the Fund from the Reorganization.

INFORMATION ABOUT THE PLAN
This is only a summary of the Plan.  You should read the form of the Plan, which is attached as Exhibit A to this Information Statement/Prospectus, for complete information about the Reorganization.
How will the Reorganizations be carried out?
Each Reorganization will take place after various conditions are satisfied, including the preparation of certain documents. The ETF Trust and DFAIDG will determine a specific date, called the “closing date,” on which each Reorganization will take place.  Under the Plan, each Target Fund will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), to its corresponding Acquiring Fund on the Closing Date, which is scheduled to occur after the close of trading on September 25, 2026, but which may occur on an earlier or later date as the ETF Trust and DFAIDG may agree.  Each Acquiring Fund shall not assume any liability of its corresponding Target Fund.  In exchange, DFAIDG will issue ETF Class shares of the corresponding Acquiring Fund that have an aggregate NAV equal to the dollar value of the assets delivered to the Acquiring Fund by the Target Fund.  The ETF Trust will distribute the Acquiring Fund shares it receives to the shareholders of the Target Fund.  Each shareholder of a Target Fund will receive a number of Acquiring Fund shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Target Fund (and cash in lieu of fractional shares, if any).  As soon as reasonably practicable after the transfer of its assets, each Target Fund will pay or make provision for payment of all its remaining liabilities, if any.  Each such Target Fund will then terminate its existence as a separate series of the ETF Trust.
The parties may agree to amend the Plan to the extent permitted by law.  If the ETF Trust and DFAIDG agree, the Plan may be terminated or abandoned for one or more Reorganizations at any time before the Reorganizations.
The ETF Trust and DFAIDG have made representations and warranties in the Plan that are customary in matters such as the Reorganization.  The Plan contains a number of conditions precedent that must occur before a Target Fund or Acquiring Fund is obligated to proceed with a Reorganization. One of these conditions requires that the ETF Trust and DFAIDG shall have received a tax opinion as described below that the consummation of a Reorganization will not result in the recognition of gain or loss for federal income tax purposes for the Target Fund, the Acquiring Fund or their shareholders (except for any gain or loss that may result from the receipt of cash in lieu of fractional shares). The receipt of a tax opinion is a condition of the Reorganizations that cannot be waived.
Although shareholder approval of the Reorganizations is not required and Dimensional does not anticipate that a Reorganization will be terminated, if a Reorganization is terminated, shareholders of the Target Fund would be notified of the change and the Target Fund would continue to operate as a series of the ETF Trust.
Who will pay the expenses of the Reorganizations?
Each Target and Acquiring Fund will split and equally pay all of the costs and expenses resulting from its respective Reorganization.  The estimated expenses of each

Reorganization are provided in the table below and represent Dimensional’s estimate of the professional fees, charges by service providers, and any costs related to the printing and mailing of this Information Statement/Prospectus. It is not anticipated that any holdings of a Target Fund will be required to be sold in order to consummate a Reorganization, and therefore, there will not be any brokerage costs or other transaction costs as a result of the Reorganizations.

Reorganization	Estimated Reorganization Costs
	($ amount)	(as % of average net assets)
Core Equity 1 Reorganization Dimensional US Core Equity 1 ETF with and into U.S. Core Equity 1 Portfolio	$190,077	Less than 0.01% of each Fund
Vector Equity Reorganization Dimensional US Vector Equity ETF with and into U.S. Vector Equity Portfolio	$126,000	Less than 0.01% of U.S. Vector Equity Portfolio and 0.02% of US Vector Equity ETF
Small Cap Value Reorganization Dimensional US Small Cap Value ETF with and into U.S. Small Cap Value Portfolio	$159,138	Less than 0.01% of each Fund
High Profitability Reorganization Dimensional US High Profitability ETF with and into U.S. High Relative Profitability Portfolio	$146,078	Less than 0.01% of each Fund
Real Estate Reorganization Dimensional US Real Estate ETF with and into DFA Real Estate Securities Portfolio	$131,022	Less than 0.01% of each Fund
Small Cap Reorganization Dimensional U.S. Small Cap ETF with and into U.S. Small Cap Portfolio	$171,241	Less than 0.01% of each Fund
Targeted Value Reorganization Dimensional U.S. Targeted Value ETF with and into U.S. Targeted Value Portfolio	$165,148	Less than 0.01% of each Fund
Core Equity 2 Reorganization Dimensional U.S. Core Equity 2 ETF with and into U.S. Core Equity 2 Portfolio	$255,896	Less than 0.01% of each Fund
What are the tax consequences of the Reorganizations?
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations, and is based upon the current provisions of the Code,

the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (“IRA”) or qualified retirement plan.
Each Reorganization is intended to be a tax-free “reorganization” within the meaning of Section 368 of the Code for federal income tax purposes. As a condition to the consummation of each Reorganization, the ETF Trust, on behalf of each Target Fund, and the DFAIDG, on behalf of each Acquiring Fund, will receive an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) to the effect that for federal income tax purposes:
●
Each Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code);
●
No gain or loss will be recognized by a Target Fund or the shareholders of the Target Fund as a direct result of the Reorganization, except for any gain or loss that may result from the receipt of cash in lieu of fractional shares;
●
No gain or loss will be recognized by the Acquiring Fund as a direct result of the Reorganization;
●
The aggregate tax basis in Acquiring Fund shares that a Target Fund shareholder receives pursuant to the Reorganization will be the same as the aggregate tax basis in the Target Fund shares the shareholder holds immediately before the Reorganization (reduced by the amount of any tax basis allocable to a fractional share for which cash is received, if any). The holding period for Acquiring Fund shares that a Target Fund shareholder receives pursuant to the Reorganization will include the holding period for the Target Fund shares the shareholder holds immediately before the Reorganization, provided that the shareholder holds the shares as capital assets at the time of the Reorganization; and
●
An Acquiring Fund’s tax basis in each asset the corresponding Target Fund transfers to it will be the same as the Target Fund’s tax basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for each such asset will include the Target Fund’s holding period therefore (except where an Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period) immediately after the Reorganization.
The Target Funds and Acquiring Funds have not requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of a Reorganization.  As a condition to closing, Stradley Ronon will render a favorable opinion to each Target Fund and Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Fund upon which Stradley

Ronon will rely in rendering its opinion.  Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund, or any Target Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark-to-market system of accounting.  A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of each Reorganization.
Opinions of counsel are not binding upon the IRS or the courts.  If a Reorganization is consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.
General Limitation on Capital Losses. Assuming a Reorganization qualifies as a tax-free reorganization, as expected, an Acquiring Fund will assume the capital loss carryovers, if any, of the Target Fund upon the closing of the Reorganization for federal income tax purposes. The capital loss carryovers of both the Acquiring Fund and Target Fund will be available to offset future gains recognized by the combined Acquiring Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Acquiring Fund and its shareholders post-closing. First, a fund’s capital loss carryovers are subject to an annual limitation if a fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller fund in a Reorganization on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain1 realized (i.e., unrealized appreciation in the value of investments of the smaller fund on the closing date that is recognized in a taxable year). Second, if either fund has built-in gains that are realized by the combined Acquiring Fund in the five-year period following a Reorganization, such built-in gains, when realized, may not be offset by the capital loss carryovers of the other fund. Third, the capital losses of a Target Fund that may be used by the Acquiring Fund (including to offset any built-in gains of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. The limitations are applied concurrently.
For each Reorganization, the respective cumulative capital loss carryovers, unrealized appreciation (depreciation),2 NAV, and annual limitation3 on the smaller fund’s capital loss carryovers following the Reorganization are below.

1  Represents the unrealized gains at the time of a Reorganization.
2  Estimates based on book numbers. Tax numbers are not available.
3  The annual limitation is based on the long-term tax-exempt rate for ownership changes, as of May 2026, of 3.65%.

	TARGET FUND	ACQUIRING FUND
	As of April 30, 2026	As of April 30, 2026
	Dimensional US Core Equity 1 ETF	U.S. Core Equity 1 Portfolio
Cumulative capital loss carryovers	$69,678,145	$231,084,215
Unrealized appreciation/ (depreciation)	$576,852,456	$29,409,914,498
NAV	$2,957,839,868	$40,194,060,995
Annual limitation	$107,961,155	N/A
	Dimensional US Vector Equity ETF	U.S. Vector Equity Portfolio
Cumulative capital loss carryovers	$8,052,081	$108,812,015
Unrealized appreciation (depreciation)	$67,388,214	$2,176,216,509
NAV	$399,617,441	$5,315,596,966
Annual limitation	$14,586,037	N/A
	Dimensional US Small Cap Value ETF	U.S. Small Cap Value Portfolio
Cumulative capital loss carryovers	$182,653,433	$102,095,834
Unrealized appreciation (depreciation)	$1,185,484,057	$5,253,718,294
NAV	$7,523,886,426	$18,729,517,924
Annual limitation	$274,621,855	N/A
	Dimensional US High Profitability ETF	U.S. High Relative Profitability Portfolio
Cumulative capital loss carryovers	$314,321,570	$153,486,178
Unrealized appreciation (depreciation)	$2,097,544,446	$2,298,397,165
NAV	$11,356,233,025	$6,097,874,808
Annual limitation	N/A	$222,572,431
	Dimensional US Real Estate ETF	DFA Real Estate Securities Portfolio
Cumulative capital loss carryovers	$53,257,064	$74,104,011
Unrealized appreciation (depreciation)	$193,068,860	$2,899,033,428
NAV	$1,685,119,257	$6,951,190,448
Annual limitation	$61,506,853	N/A

	Dimensional U.S. Small Cap ETF	U.S. Small Cap Portfolio
Cumulative capital loss carryovers	$319,380,341	$333,424,360
Unrealized appreciation (depreciation)	$3,382,368,882	$7,692,475,750
NAV	$14,059,524,580	$18,923,798,109
Annual limitation	$513,172,647	N/A
	Dimensional U.S. Targeted Value ETF	U.S. Targeted Value Portfolio
Cumulative capital loss carryovers	$477,760,067	$334,187,512
Unrealized appreciation (depreciation)	$3,089,167,754	$4,670,711,373
NAV	$13,687,453,236	$15,833,819,238
Annual limitation	$499,592,043	N/A
	Dimensional U.S. Core Equity 2 ETF	U.S. Core Equity 2 Portfolio
Cumulative capital loss carryovers	$1,860,396,214	$169,512,999
Unrealized appreciation (depreciation)	$18,229,542,316	$24,822,203,668
NAV	$44,545,430,033	$37,750,198,154
Annual limitation	N/A	$1,377,882,233
Based on the current facts, as of April 30, 2026, the first and third limitations, as explained above, are not applicable for any of the Reorganizations. Each Acquiring Fund and Target Fund have loss carryovers that are below their respective annual limitation amount However, the limitation with respect to whether a fund has built-in gains that are realized by the combined Acquiring Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the capital loss carryovers of the other fund and will need to be monitored.
Appreciation in Value of Investments. Shareholders of a Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Acquiring Fund. As a result, shareholders of a Target Fund may receive a greater amount of taxable distributions than they would have if the Reorganization had not occurred. In addition, if the combined Acquiring Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the Target Fund, shareholders of the Target Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.
Each Acquiring Fund and Target Fund may pay a special distribution prior to the Reorganization date to distribute income to their shareholders so that investors in the Acquiring Funds and Target Funds receive their full income entitlements prior to the

Reorganization. Further, Dimensional expects to be able to manage realized gains in both the Acquiring Funds and Target Funds to avoid the need to distribute capital gain income.
	TARGET FUND	ACQUIRING FUND	COMBINED FUND[4]
	As of April 30, 2026	As of April 30, 2026	As of April 30, 2026
	Dimensional US Core Equity 1 ETF	U.S. Core Equity 1 Portfolio	Combined Fund
Unrealized appreciation (depreciation) as a % of NAV	19.5%	73.2%	69.5%
	Dimensional US Vector Equity ETF	U.S. Vector Equity Portfolio	Combined Fund
Unrealized appreciation (depreciation) as a % of NAV	16.9%	40.9%	39.3%
	Dimensional US Small Cap Value ETF	U.S. Small Cap Value Portfolio	Combined Fund
Unrealized appreciation (depreciation) as a % of NAV	15.8%	28.1%	24.5%
	Dimensional US High Profitability ETF	U.S. High Profitability Portfolio	Combined Fund
Unrealized appreciation (depreciation) as a % of NAV	18.5%	37.7%	25.2%
	Dimensional US Real Estate ETF	U.S. Real Estate Portfolio	Combined Fund
Unrealized appreciation (depreciation) as a % of NAV	11.5%	41.7%	35.8%
	Dimensional U.S. Small Cap ETF	U.S. Small Cap Portfolio	Combined Fund
Unrealized appreciation (depreciation) as a % of NAV	24.1%	40.6%	33.6%
	Dimensional U.S. Targeted Value ETF	U.S. Targeted Value Portfolio	Combined Fund

4 Approximate value

Unrealized appreciation (depreciation) as a % of NAV	22.6%	29.5%	26.3%
	Dimensional U.S. Core Equity 2 ETF	U.S. Core Equity 2 Portfolio	Combined Fund
Unrealized appreciation (depreciation) as a % of NAV	40.9%	65.8%	52.3%
After each Reorganization, Dimensional anticipates that it will manage the combined Fund’s unrealized capital gains through the ETF Class shares use of in-kind transactions. You should consult your tax adviser regarding the effect, if any, of a Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.
CAPITAL STRUCTURE AND SHAREHOLDER RIGHTS
Each Target Fund is a series of the ETF Trust. The ETF Trust was organized as a Delaware statutory trust on June 16, 2020.  The operations of the ETF Trust are governed by its Amended and Restated Declaration of Trust, Bylaws and Delaware law.  The ETF Trust also must adhere to the 1940 Act, the rules and regulations promulgated by the Commission thereunder, and any applicable state securities laws. Each Acquiring Fund is a series of DFAIDG.  DFAIDG is an open-end, registered management investment company. DFAIDG was organized as a Maryland corporation on June 15, 1981.  The operations of DFAIDG are governed by its Charter, Bylaws, and Maryland law.  DFAIDG also must adhere to the 1940 Act, the rules and regulations promulgated by the Commission thereunder, and any applicable state securities laws.  A comparison of Maryland law and Delaware law and a comparison of the governing documents of the ETF Trust and DFAIDG is provided in Exhibit B to this Information Statement/Prospectus.
Upon the consummation of each Reorganization, the shareholders of each Target Fund will own ETF Class shares of the corresponding Acquiring Fund. Each Reorganization will be accomplished pursuant to the Plan, which provides for the transfer of substantially all of the assets of the respective Target Fund to the corresponding Acquiring Fund in exchange for ETF Class shares of the Acquiring Fund. These ETF Class shares of the Acquiring Fund will then be distributed to the shareholders of the Target Fund in complete liquidation of the Target Fund. The Reorganizations will be priced at NAV. While Target Fund shareholders will receive the same aggregate value in Acquiring Fund shares, because ETFs do not issue fractional shares, any fractional share component of the exchange will be paid in cash. Such redemption of these fractional shares will likely be a taxable event, albeit a small one.
ETF Class shares of the Acquiring Fund and the Target Fund have substantially similar legal characteristics with respect to such matters as voting rights, assessability, conversion rights, and transferability.  When issued on terms determined by the Board, shares of each Fund are fully paid and non-assessable, and shall have no preemptive or subscription rights other than such, if any, as the Board may determine and at such price or prices and upon such other terms as the Board may fix.  Shareholders of each Target Fund and the Acquiring

Fund have no appraisal rights.  Each ETF Class share issued by a Fund is entitled to one full vote.
What are the capitalizations of the Funds?
The following tables set forth the unaudited capitalization of each Target Fund and its corresponding Acquiring Fund as of April 30, 2026, and the unaudited pro forma combined capitalization of each Acquiring Fund as adjusted to give effect to the proposed Reorganization.  The following are examples of the number of shares of each Acquiring Fund that would have been exchanged for the shares of the corresponding Target Fund if the Reorganization had been consummated, and do not reflect the number of shares or value of shares that would actually be received if each Reorganization, as described, occurs.  ETF Class shares of each Acquiring Portfolio have not commenced operations as of the date of this Information Statement/Prospectus.

Core Equity 1 Reorganization (Unaudited)
	Target Fund	Acquiring Fund	Pro Forma Adjustments[1]	Combined Acquiring Fund (Pro Forma)
Fund Net Assets (thousands)	$2,957,840	$40,194,061	$190	$43,151,711
Institutional Class Net Assets (thousands)	N/A	$40,194,061	$0	$40,194,061
ETF Class Net Assets (thousands)	N/A	N/A	$190	$2,957,650
Total Shares Outstanding	37,575,000	ETF Class: N/A Institutional Class: 756,220,823	ETF Class: 0 Institutional Class: 0	ETF Class: 37,575,000 Institutional Class: 756,220,823
Net Asset Value Per Share	$78.72	ETF Class: N/A Institutional Class: $53.15	ETF Class: $(0.01) Institutional Class: $0.00	ETF Class: $78.71 Institutional Class: $53.15
 1 Adjustments reflect the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $93,039 for the Target Fund and approximately $97,038 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

Vector Equity Reorganization (Unaudited)
	Target Fund	Acquiring Fund	Pro Forma Adjustments[1]	Combined Acquiring Fund (Pro Forma)
Fund Net Assets (thousands)	$399,617	$5,315,597	$126	$5,715,088

Institutional Class Net Assets (thousands)	N/A	$5,315,597	$0	$5,315,597
ETF Class Net Assets (thousands)	N/A	N/A	$126	$399,491
Total Shares Outstanding	6,225,000	ETF Class: N/A Institutional Class: 160,487,415	ETF Class: 0 Institutional Class: 0	ETF Class: 6,225,000 Institutional Class: 160,487,415
Net Asset Value Per Share	$64.20	ETF Class: N/A Institutional Class: $33.12	ETF Class: $(0.02) Institutional Class: $0.00	ETF Class: $64.18 Institutional Class: $33.12
1 Adjustments reflect the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $61,000 for the Target Fund and approximately $65,000 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

Small Cap Value Reorganization (Unaudited)
	Target Fund	Acquiring Fund	Pro Forma Adjustments[1]	Combined Acquiring Fund (Pro Forma)
Fund Net Assets (thousands)	$7,523,886	$18,729,518	$159	$26,253,245
Institutional Class Net Assets (thousands)	N/A	$18,729,518	$0	$18,729,518
ETF Class Net Assets (thousands)	N/A	N/A	$159	$7,523,727
Total Shares Outstanding	199,800,000	ETF Class: N/A Institutional Class: 316,620,396	ETF Class: 0 Institutional Class: 0	ETF Class: 199,800,000 Institutional Class: 316,620,396
Net Asset Value Per Share	$37.66	ETF Class: N/A Institutional Class: $59.15	ETF Class: $0.00 Institutional Class: $0.00	ETF Class: $37.66 Institutional Class: $59.15
1 Adjustments reflect the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $77,569 for the Target Fund and approximately $81,569 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

High Profitability Reorganization (Unaudited)
Target Fund	Acquiring Fund	Pro Forma Adjustments[1]	Combined Acquiring Fund (Pro Forma)

Fund Net Assets (thousands)	$11,356,233	$6,097,875	$146	$17,453,962
Institutional Class Net Assets (thousands)	N/A	$6,097,875	$0	$6,097,875
ETF Class Net Assets (thousands)	N/A	N/A	$146	$11,356,087
Total Shares Outstanding	290,150,000	ETF Class: N/A Institutional Class: 217,081,454	ETF Class: 0 Institutional Class: 0	ETF Class: 290,150,000 Institutional Class: 217,081,454
Net Asset Value Per Share	$39.14	ETF Class: N/A Institutional Class: $28.09	ETF Class: $0.00 Institutional Class: $0.00	ETF Class: $39.14 Institutional Class: $28.09
1 Adjustments reflect the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $71,039 for the Target Fund and approximately $75,039 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

Real Estate Reorganization (Unaudited)
	Target Fund	Acquiring Fund	Pro Forma Adjustments[1]	Combined Acquiring Fund (Pro Forma)
Fund Net Assets (thousands)	$1,685,119	$6,951,190	$131	$8,636,178
Institutional Class Net Assets (thousands)	N/A	$6,951,190	$0	$6,951,190
ETF Class Net Assets (thousands)	N/A	N/A	$131	$1,684,988
Total Shares Outstanding	65,300,000	ETF Class: N/A Institutional Class: 155,810,590	ETF Class: 0 Institutional Class: 0	ETF Class: 65,300,000 Institutional Class: 155,810,590
Net Asset Value Per Share	$25.81	ETF Class: N/A Institutional Class: $44.61	ETF Class: $(0.01) Institutional Class: $0.00	ETF Class: $25.80 Institutional Class: $44.61
1 Adjustments reflect the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $63,511 for the Target Fund and approximately $67,511 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

Small Cap Reorganization (Unaudited)

	Target Fund	Acquiring Fund	Pro Forma Adjustments[1]	Combined Acquiring Fund (Pro Forma)
Fund Net Assets (thousands)	$14,059,525	$18,923,798	$171	$32,983,152
Institutional Class Net Assets (thousands)	N/A	$18,923,798	$0	$18,923,798
ETF Class Net Assets (thousands)	N/A	N/A	$171	$14,059,354
Total Shares Outstanding	181,915,557	ETF Class: N/A Institutional Class: 324,551,576	ETF Class: 0 Institutional Class: 0	ETF Class: 181,915,557 Institutional Class: 324,551,576
Net Asset Value Per Share	$77.29	ETF Class: N/A Institutional Class: $58.31	ETF Class: $0.00 Institutional Class: $0.00	ETF Class: $77.29 Institutional Class: $58.31
1 Adjustments reflect the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $83,620 for the Target Fund and approximately $87,621 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

Target Value Reorganization (Unaudited)
	Target Fund	Acquiring Fund	Pro Forma Adjustments[1]	Combined Acquiring Fund (Pro Forma)
Fund Net Assets (thousands)	$13,687,453	$15,833,819	$165	$29,521,107
Institutional Class Net Assets (thousands)	N/A	$15,833,819	$0	$15,833,819
ETF Class Net Assets (thousands)	N/A	N/A	$165	$13,687,288
Total Shares Outstanding	203,778,862	ETF Class: N/A Institutional Class: 379,028,264	ETF Class: 0 Institutional Class: 0	ETF Class: 203,778,862 Institutional Class: 379,028,264
Net Asset Value Per Share	$67.17	ETF Class: N/A Institutional Class: $41.77	ETF Class: $0.00 Institutional Class: $0.00	ETF Class: $67.17 Institutional Class: $41.77
1 Adjustments reflect the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $80,574 for the Target Fund and approximately $84,574 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

Core Equity 2 Reorganization (Unaudited)
	Target Fund	Acquiring Fund	Pro Forma Adjustments[1]	Combined Acquiring Fund (Pro Forma)
Fund Net Assets (thousands)	$44,545,430	$37,750,198	$256	$82,295,372
Institutional Class Net Assets (thousands)	N/A	$37,750,198	$0	$37,750,198
ETF Class Net Assets (thousands)	N/A	N/A	$256	$44,545,174
Total Shares Outstanding	1,050,389,243	ETF Class: N/A Institutional Class: 797,082,663	ETF Class: 0 Institutional Class: 0	ETF Class: 1,050,389,243 Institutional Class: 797,082,663
Net Asset Value Per Share	$42.41	ETF Class: N/A Institutional Class: $47.36	ETF Class: $0.00 Institutional Class: $0.00	ETF Class: $42.41 Institutional Class: $47.36
1 Adjustments reflect the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $125,948 for the Target Fund and approximately $129,948 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

The information in the capitalization tables above is for informational purposes only.  There is no assurance that each Reorganization will be consummated.  Moreover, if consummated, the capitalization of each Target Fund and Acquiring Fund is likely to be different at the closing date as a result of daily share purchase and redemption activity in the Target Fund.  Accordingly, the foregoing should not be relied upon to reflect the number of ETF Class shares of an Acquiring Fund that actually will be received on or after such date.
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS
AND THE TARGET FUNDS
Comparison of the Funds’ Investment Objectives and Principal Investment Strategies
The following summarizes the investment objectives and principal investment strategies of each Target Fund and its corresponding Acquiring Fund.  Further information about each Target Fund’s and Acquiring Fund’s investment objectives and strategies are contained in prospectuses and SAIs of the Target Funds and Acquiring Funds, which are on file with the SEC.  The prospectuses and SAIs of the Target Funds and Acquiring Funds are also incorporated herein by reference.
Each Fund is an actively managed fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Core Equity 1 Reorganization
The investment objectives of the Funds are identical.  The investment objective of the U.S. Core Equity 1 Portfolio and the US Core Equity 1 ETF is to achieve long-term capital appreciation.
The U.S. Core Equity 1 Portfolio and the Dimensional US Core Equity 1 ETF employ substantially similar principal investment strategies in seeking to achieve their respective objectives. To achieve each Fund’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. Each Fund’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.
Each Fund is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. operating companies listed on a securities exchange in the United States that are deemed appropriate by the Advisor (the “U.S. Universe”). The Funds invest in companies of all sizes, with moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe. The Funds’ moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Funds’ assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.
As a non-fundamental policy, under normal circumstances, each Fund will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.
The Advisor may also increase or reduce each Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

Each Fund may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund.
Each Fund may lend its portfolio securities to generate additional income.
Vector Equity Reorganization
The investment objectives of the Funds are identical.  The investment objective of the U.S. Vector Equity Portfolio and the Dimensional US Vector Equity ETF is to achieve long-term capital appreciation.
The U.S. Vector Equity Portfolio and the Dimensional US Vector Equity ETF employ substantially similar principal investment strategies in seeking to achieve their respective objectives. To achieve each Fund’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. Each Fund’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.
Each Fund is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. operating companies (the “U.S. Universe”). The Funds invest in companies of all sizes, with strongly increased exposure to smaller capitalization, lower relative price and higher profitability companies as compared to their representation in the U.S. Universe. The Funds’ strongly increased exposure to smaller capitalization, lower relative price and higher profitability companies may be achieved by decreasing the allocation of the Funds’ assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe or by avoiding purchases in that segment of the market. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.
As a non-fundamental policy, under normal circumstances, each Fund will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.
The Advisor may also increase or reduce each Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.
Each Fund may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund.
Each Fund may lend its portfolio securities to generate additional income.
Small Cap Value Reorganization
The investment objectives of the Funds are identical.  The investment objective of the U.S. Small Cap Value Portfolio and the Dimensional US Small Cap Value ETF is to achieve long-term capital appreciation.
The U.S. Small Cap Value Portfolio and the Dimensional US Small Cap Value ETF employ substantially similar principal investment strategies in seeking to achieve their respective objectives. To achieve each Fund’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. Each Fund’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.
Each Fund, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of the readily marketable securities of U.S. small cap companies that the Advisor determines to be lower relative price stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of a Fund than companies with relatively lower market capitalizations. The Advisor may adjust the representation in each Fund of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate.
Each Fund may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-cap value segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, each Fund will invest at least 80% of its net assets in securities of small cap U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of February 28, 2026, for purposes of the Funds, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a small cap company would be below $16,768 million. This threshold will change due to market conditions.
The Advisor may also increase or reduce a Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.
Each Fund may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund.
Each Fund may lend its portfolio securities to generate additional income.
High Relative Profitability Reorganization
The investment objectives of the Funds are identical.  The investment objective of the U.S. High Relative Profitability Portfolio and the Dimensional US High Profitability ETF is to achieve long-term capital appreciation.
The U.S. High Relative Profitability Portfolio and the Dimensional US High Profitability ETF employ substantially similar principal investment strategies in seeking to achieve their respective objectives. To achieve each Fund’s investment objective, the Advisor  implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. Each Fund’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.
Each Fund is designed to purchase a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to have high profitability relative to other U.S. large cap companies at the time of purchase. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The Funds may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the large-cap high profitability segment of the U.S. market. The Funds’ increased exposure to such stocks may be achieved by overweighting and/or underweighting eligible stocks based on their market capitalization, relative price, and/or profitability characteristics. Generally, the Advisor expects to consider such factors as market capitalization, free float, size, relative price, profitability, price momentum, short-run reversals, trading strategies, liquidity management and other factors that the Advisor deems appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.
As a non-fundamental policy, under normal circumstances, each Fund will invest at least 80% of its net assets in securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of February 28, 2026, for purposes of the Funds, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a large cap company would be $16,768 million or above. This threshold will change due to market conditions.
The Advisor may also increase or reduce a Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.
Each Fund may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund.
Each Fund may lend its portfolio securities to generate additional income.
Real Estate Reorganization

The investment objectives of the Funds are identical. The investment objective of the Dimensional US Real Estate ETF and the DFA Real Estate Securities Portfolio is to achieve long-term capital appreciation.

The Dimensional US Real Estate ETF and the DFA Real Estate Securities Portfolio employ substantially similar principal investment strategies in seeking to achieve their respective objectives.  To achieve each Fund’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions.
The Dimensional US Real Estate ETF and the DFA Real Estate Securities Portfolio, using a market capitalization weighted approach, will concentrate their investments in readily marketable equity securities of companies whose principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. Each Fund principally invests in equity securities of companies in certain real estate investment trusts (“REITs”) and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. Each Fund invests in companies of all sizes. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of each Fund than companies with relatively lower market capitalizations. The Advisor may adjust the representation in each Fund of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Dimensional US Real Estate ETF has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets in securities of U.S. companies in the real estate industry, whereas the DFA Real Estate Securities Portfolio has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets in securities of companies in the real estate industry. As part of their principal investment strategies, however, both Funds only makes equity investments in securities listed on a securities exchange in the United States.

Each Fund generally considers a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.

Each Fund may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund.

Each Fund may lend its portfolio securities to generate additional income.

Small Cap Reorganization

The investment objectives of the Funds are substantially identical. The investment objective of the Dimensional U.S. Small Cap ETF is to achieve long-term appreciation while minimizing federal income taxes on returns, and the investment objectives of the U.S. Small Cap Portfolio are to achieve long-term capital appreciation and secondarily to minimize federal income taxes on returns.

The Dimensional U.S. Small Cap ETF and the U.S. Small Cap Portfolio employ substantially similar principal investment strategies in seeking to achieve their respective objectives. The Advisor’s tax management strategies for each Fund are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for each Fund with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).
To achieve each Fund’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, each Fund’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

Each Fund, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of readily marketable securities of U.S. small cap companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of each Fund than companies with relatively lower market capitalizations. Each Fund may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-cap segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, each Fund will invest at least 80% of net assets in securities of small cap U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of February 28, 2026, for purposes of each Fund, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a small cap company would be below $16,768 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce each Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

Each Fund may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund.

Each Fund may lend its portfolio securities to generate additional income.

Targeted Value Reorganization

The investment objectives of the Funds are substantially identical. The investment objective of the Dimensional U.S. Targeted Value ETF is to achieve long-term appreciation while minimizing federal income taxes on returns, and the investment objectives of the U.S. Targeted Value Portfolio are to achieve long-term capital appreciation and secondarily to minimize federal income taxes on returns.

The Dimensional U.S. Targeted Value ETF and the U.S. Targeted Value Portfolio employ substantially similar principal investment strategies in seeking to achieve their respective objectives. The Advisor’s tax management strategies for each Fund are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for each Fund with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).
To achieve each Fund’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, each Fund’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

Each Fund, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of readily marketable securities of U.S. small and mid-cap companies that the Advisor determines to be lower relative price stocks with higher profitability. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of each Fund than companies with relatively lower market capitalizations. Each Fund may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-and mid-cap value segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, each Fund will invest at least 80% of its net assets in securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of February 28, 2026, the Advisor considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Based on market capitalization data as of December 31, 2025, the market capitalization of a company smaller than the 500th largest U.S. company would be below $15,092 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce each Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

Each Fund may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund.

Each Fund may lend its portfolio securities to generate additional income.

U.S. Core Equity 2 Reorganization

The investment objective of the Dimensional U.S. Core Equity 2 ETF is to achieve long-term capital appreciation while considering federal income tax implications of investment decisions, and the investment objective of the U.S. Core Equity 2 Portfolio is to achieve long-term capital appreciation. Although the U.S. Core Equity 2 Portfolio does not include the consideration of federal income tax implications as part of its investment objective, the Advisor does not believe the difference materially impacts the investment decisions made on behalf of the respective Funds.

The Dimensional U.S. Core Equity 2 ETF and the U.S. Core Equity 2 Portfolio employ substantially similar principal investment strategies in seeking to achieve their respective objectives, except that the Dimensional U.S. Core Equity 2 ETF includes disclosure regarding the Advisor’s tax management strategies for the Fund. The Advisor’s tax-management strategies are designed to maximize the after-tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Dimensional U.S. Core Equity 2 ETF with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

To achieve each Fund’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, each Fund’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

Each Fund is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor (the “U.S. Universe”). Each Fund invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price and higher profitability companies as compared to their representation in the U.S. Universe. Each Fund’s meaningfully increased exposure to smaller capitalization, lower relative price and higher profitability companies may be achieved by decreasing the allocation of each Fund’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, each Fund will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Advisor may also increase or reduce each Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

Each Fund may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund.

Each Fund may lend its portfolio securities to generate additional income.

Comparison of the Funds’ Principal Risks
The risks associated with an investment in each Target Fund and its corresponding Acquiring Fund are substantially identical, except for the following: (1) the Dimensional US Core Equity 1 ETF and Dimensional US Vector Equity ETF are subject to Large Shareholder Risk, and their Acquiring Funds, the U.S. Core Equity 1 Portfolio and U.S. Vector Equity Portfolio, respectively, are not, and (2) the Dimensional U.S. Core Equity 2 ETF is subject to Tax-Management Strategy Risk and its Acquiring Fund, the U.S. Core Equity 2 Portfolio, is not. Below the principal risks for each Target Fund and Acquiring Fund are identified followed by a description of each risk.
Core Equity 1 Reorganization
The Dimensional US Core Equity 1 ETF and the U.S. Core Equity Portfolio 1 are both subject to the following risks: Equity Market Risk, Small and Mid-Cap Company Risk, Value Investment Risk, Profitability Investment Risk, Derivatives Risk, Securities Lending Risk, Operational Risk, Cyber Security Risk, Market Trading Risk, and Premium/Discount Risk. The Dimensional US Core Equity 1 ETF is also subject to Large Shareholder Risk, which the Advisor does not anticipate being a principal risk of the ETF Class shares of the combined Acquiring Fund.
Vector Equity Reorganization
The Dimensional US Vector Equity ETF and the U.S. Vector Equity Portfolio are both subject to the following risks: Equity Market Risk, Small and Mid-Cap Company Risk, Value Investment Risk, Profitability Investment Risk, Derivatives Risk, Securities Lending Risk, Operational Risk, Cyber Security Risk, Market Trading Risk, and Premium/Discount Risk. The Dimensional US Vector Equity ETF is also subject to Large Shareholder Risk, which the

Advisor does not anticipate being a principal risk of the ETF Class shares of the combined Acquiring Fund.
Small Cap Value Reorganization
The Dimensional US Small Cap Value ETF and the U.S. Small Cap Value Portfolio are both subject to the following risks: Equity Market Risk, Small Company Risk, Value Investment Risk, Profitability Investment Risk, Derivatives Risk, Securities Lending Risk, Operational Risk, Cyber Security Risk, Market Trading Risk, and Premium/Discount Risk.
High Relative Profitability Reorganization
The Dimensional US High Profitability ETF and the U.S. High Relative Profitability Portfolio are both subject to the following risks: Equity Market Risk, Value Investment Risk, Profitability Investment Risk, Derivatives Risk, Securities Lending Risk, Operational Risk, Cyber Security Risk, Market Trading Risk, and Premium/Discount Risk.
Real Estate Reorganization
The Dimensional US Real Estate ETF and the DFA Real Estate Securities Portfolio are both subject to the following risks: Equity Market Risk, Small and Mid-Cap Company Risk, Risks of Concentrating in the Real Estate Industry, Derivatives Risk, Securities Lending Risk, Operational Risk, Cyber Security Risk, Market Trading Risk, and Premium/Discount Risk.
Small Cap Reorganization
The Dimensional U.S. Small Cap ETF and the U.S. Small Cap Portfolio are both subject to the following risks: Equity Market Risk, Small Company Risk, Profitability Investment Risk, Value Investment Risk, Tax-Management Strategy Risk, Derivatives Risk, Securities Lending Risk, Operational Risk, Cyber Security Risk, Market Trading Risk, and Premium/Discount Risk.
Targeted Value Reorganization
The Dimensional U.S. Targeted Value ETF and the U.S. Targeted Value Portfolio are both subject to the following risks: Equity Market Risk, Small and Mid-Cap Company Risk, Value Investment Risk, Profitability Investment Risk, Tax-Management Strategy Risk, Derivatives Risk, Securities Lending Risk, Operational Risk, Cyber Security Risk, Market Trading Risk, and Premium/Discount Risk.
U.S. Core Equity 2 Reorganization

The Dimensional U.S. Core Equity 2 ETF and the U.S. Core Equity 2 Portfolio are both subject to the following risks: Equity Market Risk, Small and Mid-Cap Company Risk, Value Investment Risk, Profitability Investment Risk, Derivatives Risk, Securities Lending Risk, Operational Risk, Cyber Security Risk, Market Trading Risk, and Premium/Discount Risk. The Dimensional U.S. Core Equity 2 ETF is also subject to Tax-Management Strategy Risk.

Description of Risks
Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause a fund and/or its service providers to suffer data corruption or lose operational functionality.
Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivatives expose a fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty, and settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty). The possible lack of a liquid secondary market for derivatives and the resulting inability of a fund to sell or otherwise close a derivatives position could expose the fund to losses and could make derivatives more difficult for the fund to value. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. A fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates, and other economic factors, which could cause a fund’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.
Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, trade disputes, changes in trade regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi-governmental actions, among others.
Large Shareholder Risk: Certain large shareholders, including other funds or accounts advised by the Advisor, may from time to time own a substantial amount of a fund’s shares. In addition, a third party investor, the Advisor, an authorized participant, a lead market maker, or another entity may invest in a fund and hold its investment for a limited period of time solely to facilitate commencement of a fund or to facilitate a fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of shares by these shareholders may adversely affect a fund’s liquidity and net assets to the extent such transactions are executed directly with a fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force a fund to sell portfolio securities when it might not otherwise do so, which may negatively impact a fund’s NAV and increase a fund’s brokerage costs. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.
Market Trading Risk: Although a fund’s shares (ETF Class shares with respect to the Acquiring Funds) are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in a fund’s shares or of an authorized participant to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a fund’s portfolio securities and the fund’s market price. This reduced effectiveness could result in a fund’s shares trading at a premium or discount to its NAV and also greater than normal intraday bid/ask spreads. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in the fund’s bid-ask spread.

There can be no assurance that a fund’s shares will continue to trade on a stock exchange or in any market or that a fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market, or that such requirements will remain unchanged. Secondary market trading in a fund’s shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in a fund’s shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.

During a “flash crash,” the market prices of a fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by a fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in a fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices. A fund’s shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties.

A fund and its advisor seek to reduce these operational risks through controls and procedures. However, these measures may not address every possible risk and may be inadequate to address these risks.
Premium/Discount Risk: A fund’s shares (ETF Class shares with respect to the Acquiring Funds) may trade at prices other than NAV. A fund’s shares trade on stock exchanges at prices at, above or below their most recent NAV. The NAV of a fund is calculated at the end of each business day and fluctuates with changes in the market value of the fund’s holdings since the most recent calculation. The trading prices of a fund’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. As a result, the trading prices of a fund’s shares may deviate significantly from NAV during periods of market volatility.

Any of these factors, among others, may lead to a fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy a fund’s shares in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Advisor believes that large discounts or premiums to the NAV of a fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that a fund’s shares normally will trade on stock exchanges at prices close to the fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of a fund that differ significantly from its NAV.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.
Risks of Concentrating in the Real Estate Industry: A fund that concentrates (i.e., invests more than 25% of its net assets) its investments in securities of companies in the real estate industry will be exposed to the general risks of direct real estate ownership. The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, and tax and regulatory requirements. Also, the value of securities in the real estate industry may decline with changes in interest rates. Investing in real estate investment trusts ("REITs") and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The performance of a fund concentrated in the real estate industry may be materially different from the broad equity market.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds. The Advisor anticipates that performance of a fund may deviate from that of non-tax managed funds. Although the Advisor intends to manage a fund in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, a fund may nonetheless distribute taxable gains and dividends to shareholders.
Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.
How do the fundamental investment restrictions of the Funds compare?
Each Target Fund and Acquiring Fund have substantively the same fundamental investment restrictions, except as discussed below. The U.S. Small Cap Portfolio, an Acquiring Fund, is subject to a fundamental investment restriction prohibiting it from engaging in short sales, while the corresponding Target Fund, the Dimensional U.S. Small Cap ETF, does not have a similar limitation. This difference in short sale policies is not a material difference between the Funds since neither the U.S. Small Cap Portfolio nor Dimensional U.S. Small Cap ETF engage in short sale transactions.

Where can I find more financial and performance information about the Funds?
More information about the Target Funds and the Acquiring Funds is included in:  (i) the Prospectus dated February 28, 2026, as supplemented, for the Target Funds, (“Target Funds Prospectus”), which is on file with the SEC (http://sec.gov) (File Nos. 333-

239440/811-23580) (Accession No. 0001816125-26-000046); (ii) the Statement of Additional Information dated February 28, 2026, as supplemented, for the Target Funds (“Target Funds SAI”) which is on file with the SEC (http://sec.gov) (File Nos. 333-239440/811-23580) (Accession No. 0001816125-26-000046); (iii) the Prospectus dated February 28, 2026, as supplemented, for the Acquiring Funds (“Acquiring Funds Prospectus”) which is on file with the SEC (http://sec.gov) (File Nos. 002-73948/811-03258) (Accession No. 0000355437-26-000120); (iv) the Statement of Additional Information dated February 28, 2026, as supplemented, for the Acquiring Funds, (“Acquiring Funds SAI”) which is on file with the SEC (http://sec.gov) (File Nos. 002-73948/811-03258) (Accession No. 0000355437-26-000120); (v) the Target Funds’ audited financial statements and related report of the independent registered public accounting firm included in the Target Funds’ Form N-CSR for the fiscal year ended October 31, 2025 (the “Target Funds Annual Report”) which is on file with the SEC (http://sec.gov) (File Nos. 333-239440/811-23580) (Accession No. 0001133228-26-000245); (vi) the Target Funds’ unaudited financial statements included in the Target Funds’ Form N-CSRS for the fiscal period ended April 30, 2026 (the “Target Funds Semiannual Report”) which is on file with the SEC (http://sec.gov) (File Nos. 333-239440/811-23580) (Accession No. 0001133228-26-010104); (vii) the Acquiring Funds’ audited financial statements and related report of the independent registered public accounting firm included in the Acquiring Funds’ Form N-CSR for the fiscal year ended October 31, 2025 (the “Acquiring Funds Annual Report”) which is on file with the SEC (http://sec.gov) (File Nos. 002-73948/811-03258) (Accession Nos. 0001133228-26-000235); (viii) the Acquiring Funds’ unaudited financial statements included in the Acquiring Funds’ Form N-CSRS for the fiscal period ended April 30, 2026 (the “Acquiring Funds Semiannual Report”) which is on file with the SEC (http://sec.gov) (File Nos. 002-73948/811-03258) (Accession No. 0001133228-26-010100); and (ix) the statement of additional information, dated August [16], 2026, relating to this Information Statement/Prospectus, which is incorporated by reference herein.
You may request free copies of the Target Funds Prospectus and Target Funds SAI (including any supplement thereto), by calling collect at 512-306-7400, by accessing the documents at https://us.dimensional.com/fund-documents, or by writing to DFA Investment Dimensions Group Inc., 6300 Bee Cave Road, Building One, Austin, Texas 78746.  You may request free copies of the Acquiring Funds SAI and the Statement of Additional Information relating to this Information Statement/Prospectus, by calling collect at 512-306-7400, or by writing to Dimensional ETF Trust, 6300 Bee Cave Road, Building One, Austin, Texas 78746.
This Information Statement/Prospectus, which constitutes part of a Registration Statement filed by the ETF Trust with the Commission under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares offered.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents.
Each Fund also files proxy materials, information statements, reports, and other information with the Commission in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.   These materials can be obtained electronically from the EDGAR database on the Commission’s Internet site

(http://www.sec.gov) or, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
PRINCIPAL SHAREHOLDERS
As of June 30, 2026, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Target Funds. Although the ETF Trust does not have information concerning the beneficial ownership of shares held in the names of the DTC participants, as of June 30, 2026 the DTC participants who owned of record 5% or more of the outstanding shares of the Funds are set forth in the table below.
As of June 30, 2026, the ETF Class shares of each Acquiring Fund were not operational and, therefore, had no shareholders.  As of June 30, 2026, the officers and Directors of DFAIDG, as a group, owned or controlled less than 1% of the outstanding shares of the Institutional Class shares of each Acquiring Fund.  As of June 30, 2026, the shareholders who owned of record, or to the knowledge of the Target Fund, beneficially, 5% or more of the outstanding shares of the Institutional Class shares of the Acquiring Funds, are included in the table below.
Core Equity 1 Reorganization
Dimensional US Core Equity 1 ETF (Target Fund)

Name and Address of Record or Beneficial Owner	Percentage of Target Fund
Charles Schwab & Co., Inc.* 211 Main St San Francisco, CA 94105-1905	43.90%
Charles Schwab Retail* 211 Main St San Francisco, CA 94105-1905	8.28%

U.S. Core Equity 1 Portfolio (Acquiring Fund)

Name and Address of Record or Beneficial Owner	Percentage of Acquiring Fund
Institutional Class Charles Schwab & Company Inc Special Custody Account for the Exclusive Benefit of Customers* 101 Montgomery St San Francisco, CA 94104	37.88%

National Financial Services LLC for The Exclusive Benefit of our Customers Attn Mutual Funds* One World Financial Ctr 5th Fl 200 Liberty St New York, NY 10281	28.93%
LPL Financial Omnibus Customer Account Attn Mutual Fund Trading* 4707 Executive Dr San Diego, CA 92121	5.84%
Vector Equity Reorganization
Dimensional US Vector Equity ETF (Target Fund)

Name and Address of Record or Beneficial Owner	Percentage of Target Fund
Charles Schwab & Co., Inc. *[1]	32.41%
BCR Wealth Strategies* 1952 Urban Center Parkway Vestavia, AL 35242	10.63%
Charles Schwab Retail*[1]	5.54%

U.S. Vector Equity Portfolio (Acquiring Fund)

Name and Address of Record or Beneficial Owner	Percentage of Acquiring Fund
Institutional Class Charles Schwab & Company Inc Special Custody Account for the Exclusive Benefit of Customers*[1]	48.59%
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Funds*[1]	23.52%
LPL Financial Omnibus Customer Account Attn Mutual Fund Trading*[1]	5.26%

Small Cap Value Reorganization
Dimensional US Small Cap Value ETF (Target Fund)

Name and Address of Record or Beneficial Owner	Percentage of Target Fund
Charles Schwab & Co., Inc. *[1]	55.40%
Charles Schwab Retail*[1]	5.84%

U.S. Small Cap Value Portfolio (Acquiring Fund)

Name and Address of Record or Beneficial Owner	Percentage of Acquiring Fund
Institutional Class Charles Schwab & Company Inc Special Custody Account for the Exclusive Benefit of Customers*[1]	44.61%
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Funds*[1]	18.93%
The RBB Fund Inc Free Market US Equity Fund* 5955 Deerfield Blvd Mason, OH 45040	7.54%

High Profitability Reorganization
Dimensional US High Profitability ETF (Target Fund)

Name and Address of Record or Beneficial Owner	Percentage of Target Fund
Charles Schwab & Co., Inc. *[1]	59.61%

U.S. High Relative Profitability Portfolio (Acquiring Fund)

Name and Address of Record or Beneficial Owner	Percentage of Acquiring Fund
Institutional Class Charles Schwab & Company Inc Special Custody Account for the Exclusive Benefit of Customers*[1]	58.71%

National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Funds*[1]	18.79%
LPL Financial Omnibus Customer Account Attn Mutual Fund Trading*[1]	5.18%
Real Estate Reorganization
Dimensional US Real Estate ETF (Target Fund)

Name and Address of Record or Beneficial Owner	Percentage of Target Fund
Charles Schwab & Co., Inc. *[1]	60.57%
Charles Schwab Retail*[1]	5.04%

DFA Real Estate Securities Portfolio (Acquiring Fund)

Name and Address of Record or Beneficial Owner	Percentage of Acquiring Fund
Institutional Class Charles Schwab & Company Inc Special Custody Account for the Exclusive Benefit of Customers*[1]	36.26%
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Funds*[1]	24.43%

Small Cap Reorganization
Dimensional U.S. Small Cap ETF (Target Fund)

Name and Address of Record or Beneficial Owner	Percentage of Target Fund
Charles Schwab & Co., Inc. *[1]	54.41%
The Northern Trust Company* 50 South LaSalle St Chicago, IL 60603	5.27%

U.S. Small Cap Portfolio (Acquiring Fund)

Name and Address of Record or Beneficial Owner	Percentage of Acquiring Fund
Institutional Class National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Funds*[1]	26.09%
Charles Schwab & Company Inc Special Custody Account for the Exclusive Benefit of Customers*[1]	24.39%
Edward D Jones & Co for the Benefit of Customers* 12555 Manchester Rd Saint Louis, MO 63131	5.64%
Targeted Value Reorganization
Dimensional U.S. Targeted Value ETF (Target Fund)

Name and Address of Record or Beneficial Owner	Percentage of Target Fund
Charles Schwab & Co., Inc. *[1]	67.60%

U.S. Targeted Value Portfolio (Acquiring Fund)

Name and Address of Record or Beneficial Owner	Percentage of Acquiring Fund
Institutional Class National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Funds*[1]	28.18%
Charles Schwab & Company Inc Special Custody Account for the Exclusive Benefit of Customers*[1]	22.93%

Core Equity 2 Reorganization
Dimensional U.S. Core Equity 2 ETF (Target Fund)

Name and Address of Record or Beneficial Owner	Percentage of Target Fund
Charles Schwab & Co., Inc. *[1]	56.23%

U.S. Core Equity 2 Portfolio (Acquiring Fund)

Name and Address of Record or Beneficial Owner	Percentage of Acquiring Fund
Institutional Class Charles Schwab & Company Inc Special Custody Account for the Exclusive Benefit of Customers*[1]	38.54%
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Funds*[1]	20.21%
DFA Global Equity Portfolio* Attn Fund Finance 6300 Bee Cave Rd Bldg 1 Austin, TX 78746	15.70%
LPL Financial Omnibus Customer Account Attn Mutual Fund Trading*[1]	7.99%

__________________________________
*
Owner of record only (omnibus).
1
See address for shareholder previously noted above in list.
ADDITIONAL INFORMATION
The Administrators and Transfer Agents.  Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219, serves as the accounting and administration services, and dividend disbursing agent for the Target Funds. Citibank, N.A., 111 Wall Street, New York, NY, 10005, serves as the transfer agent for the Target Funds. State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA 021142016, serves as the accounting and administration services agent for the Acquiring Funds, and as the transfer agent for the ETF Class shares of the Acquiring Funds.

Custodian.  Citibank, N.A., 111 Wall Street, New York, NY 10005, is the custodian of each Target Fund’s investments. State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA 02114-2016, is custodian of each Acquiring Fund’s investments.
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the independent registered public accounting firm to the Target Funds and Acquiring Funds.
Premium/Discount Information. Information showing the number of days the market price of an Acquiring Fund’s ETF Class shares was greater than the NAV of the Acquiring Fund’s ETF Class shares and the number of days it was less than the NAV of the Acquiring Fund’s ETF Class shares (i.e., premium or discount) for various time periods, when available, will be accessible by visiting the Acquiring Fund’s website at https://www.dimensional.com/etfs.

Shareholders Sharing the Same Address.  Normally, if two or more shareholders share the same address, only one copy of the Information Statement/Prospectus is being delivered to that address, unless the Fund(s) have received contrary instructions from one or more of the shareholders at that shared address.  Upon written or oral request, the Acquiring Fund will deliver promptly a separate copy of the Information Statement/Prospectus to a shareholder at a shared address.  Please call the transfer agent at (888) 576-1167, if you would like to receive a separate copy of the Information Statement/Prospectus.

FINANCIAL HIGHLIGHTS
The following tables show the financial performance of each Fund for the past five fiscal years, and for the most recent semi-annual period ended April 30, 2026.  The total returns in the tables represent the rate that you would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The financial information in the following tables and the notes thereto, excluding the financial information and notes with respect to the fiscal period ended April 30, 2026, has been audited by PricewaterhouseCoopers LLP, the independent registered certified public accountant for the Funds, whose reports thereon are included in DFAIDG’s and the ETF Trust’s annual reports to shareholders for the fiscal year ended October 31, 2025. The financial information in the following tables and the notes thereto for the fiscal period ended April 30, 2026 is unaudited.  DFAIDG’s annual and semi-annual reports, and the ETF Trust’s annual and semi-annual reports, are incorporated by reference into this Information Statement/Prospectus.  Copies of each Fund’s annual report and semi-annual report may be obtained without charge by calling collect at 512-306-7400 or by referencing the hyperlinks below:
●
DFAIDG Annual Report, available at: https://www.sec.gov/Archives/edgar/data/355437/000113322826000235/didgi-efp18815_ncsr.htm
●
DFAIDG Semiannual Report, available at: https://www.sec.gov/ix?doc=/Archives/edgar/data/355437/000113322826010100/didgi-efp24175_ncsrs.htm
●
ETF Trust Annual Report, available at: https://www.sec.gov/ix?doc=/Archives/edgar/data/0001816125/000113322826000245/det-efp18831_ncsr.htm
●
ETF Trust Semiannual Report, available at: https://www.sec.gov/ix?doc=/Archives/edgar/data/1816125/000113322826010104/det-efp24187_ncsrs.htm

(A)	Computed using average shares outstanding
(B)	Non-Annualized
(C)	Annualized

(a)	Computed using average shares outstanding
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Not annualized for periods less than one year
(d)	Annualized for periods less than one year
(e)	Excludes impact of in-kind transactions

(A)	Computed using average shares outstanding
(B)	Non-Annualized
(C)	Annualized

(a)	Computed using average shares outstanding
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Not annualized for periods less than one year
(d)	Annualized for periods less than one year
(e)	Excludes impact of in-kind transactions

(A)	Computed using average shares outstanding
(B)	Non-Annualized
(C)	Annualized

(a)	Computed using average shares outstanding
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Not annualized for periods less than one year
(d)	Annualized for periods less than one year
(e)	Excludes impact of in-kind transactions

(A)	Computed using average shares outstanding
(B)	Non-Annualized
(C)	Annualized

(a)	Computed using average shares outstanding
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Not annualized for periods less than one year
(d)	Annualized for periods less than one year
(e)	Excludes impact of in-kind transactions

(A)	Computed using average shares outstanding
(B)	Non-Annualized
(C)	Annualized

(a)	Computed using average shares outstanding
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Not annualized for periods less than one year
(d)	Annualized for periods less than one year
(e)	Excludes impact of in-kind transactions

(A)	Computed using average shares outstanding
(B)	Non-Annualized
(C)	Annualized

(a)	Computed using average shares outstanding
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Not annualized for periods less than one year
(d)	Annualized for periods less than one year
(e)	Excludes impact of in-kind transactions

(A)	Computed using average shares outstanding
(B)	Non-Annualized
(C)	Annualized

(a)	Computed using average shares outstanding
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Not annualized for periods less than one year
(d)	Annualized for periods less than one year
(e)	Excludes impact of in-kind transactions

(A)	Computed using average shares outstanding
(B)	Non-Annualized
(C)	Annualized

(a)	Computed using average shares outstanding
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Not annualized for periods less than one year
(d)	Annualized for periods less than one year
(e)	Excludes impact of in-kind transactions

EXHIBITS TO INFORMATION STATEMENT/PROSPECTUS

Exhibit

A	Agreement and Plan of Reorganization

B	Comparison of Maryland and Delaware Governing Instruments and State Law

EXHIBIT A
AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made as of this    day of
 by and between DFA Investment Dimensions Group Inc. (the “Acquiring Entity”), on behalf of its series identified on Exhibit A hereto (each an “Acquiring Fund”), and Dimensional ETF Trust (the “Target Entity”), on behalf of its series identified on Exhibit A hereto (each a “Target Fund”).

PLAN OF REORGANIZATION

Each reorganization (hereinafter referred to as the “Reorganization” and collectively, the “Reorganizations”) will consist of (i) the acquisition by the Acquiring Entity, on behalf of an Acquiring Fund, of substantially all of the property, assets and goodwill of the corresponding Target Fund, as listed on Exhibit A, in exchange solely for ETF Class shares of capital stock, with a par value of $0.01 per share, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the distribution of Acquiring Fund Shares to the holders of shares of the Target Fund (the “Target Fund Shares”), according to their respective interests in the Target Fund, in complete liquidation of the Target Fund; and (iii) the dissolution of the Target Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.
AGREEMENT
In order to consummate each Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:
1.
Sale and Transfer of Assets, Liquidation and Dissolution of each Target Fund.
(a)
Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of the delivery by an Acquiring Fund of the number of Acquiring Fund Shares and cash (in lieu of fractional shares, if any) hereinafter provided, the Target Entity, on behalf of the corresponding Target Fund, agrees that, at the time of Closing, it will convey, transfer and deliver to the Acquiring Fund all of the Target Fund’s then existing assets, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out the Reorganization in accordance with Section 7 of the Plan (including, but not limited to, fees of counsel and accountants, and expenses of the Target Fund’s liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the Target Fund’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in

Section 3), including, but not limited to, its income dividends and capital gain distributions, if any, payable for the period prior to the Closing Date and through the final taxable year ending with the Target Fund’s complete liquidation; and (iii) pay such contingent liabilities, if any, as the officers of the Target Entity, on behalf of the Target Fund, shall reasonably deem to exist against the Target Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Target Fund’s books (such assets hereinafter “Net Assets”). An Acquiring Fund shall not assume any liability of the Target Fund, whether accrued or contingent, known or unknown, and the Target Entity, on behalf of the Target Fund, shall use its reasonable best efforts to discharge all of the known liabilities of the Target Fund, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.
(b)
Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Acquiring Entity, on behalf of the Acquiring Fund, agrees at the Closing to deliver to the Target Entity, on behalf of the Target Fund, the whole number of Acquiring Fund Shares and cash (in lieu of fractional shares, if any), determined by dividing the net asset value per share of the Target Fund by the net asset value per share of the Acquiring Fund, respectively, and separately multiplying the result thereof by the number of outstanding shares of the Target Fund as of 3:00 p.m., Central time on the Closing Date. The Acquiring Fund Shares and cash (in lieu of fractional shares, if any) delivered to the Target Entity, on behalf of the Target Fund, at the Closing shall have an aggregate net asset value equal to the value of the Target Fund’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.
(c)
Immediately following the Closing, a Target Entity, on behalf of the Target Fund, shall distribute the Acquiring Fund Shares (and cash in lieu of fractional shares, if any) received by the Target Entity, on behalf of the Target Fund, pursuant to this Section 1 pro rata to the Target Fund’s shareholders of record, based upon their respective holdings of the Target Fund, as of the close of business on the Closing Date. Such distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders based on their respective holdings in the Target Fund as of the close of business on the Closing Date. After the distribution, the Target Fund shall be dissolved.
(d)
At the Closing, each shareholder of record of the Target Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 6(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Target Fund that such person had on such Distribution Record Date.
(e)
All books and records relating to the Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the date of the Plan, and shall be turned over to the Acquiring Fund on or prior to the Closing.
2.
Valuation.
(a)
The net asset value per share of the Acquiring Fund Shares and the corresponding Target Fund Shares and the value of a Target Fund’s Net Assets to be acquired by a corresponding Acquiring Fund hereunder shall in each case be computed as of 3:00 p.m., Central time on the Closing Date, unless on such date: (i) the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (ii) the reporting of trading on the NYSE or other relevant market is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii) or (iii) are referred to as a “Market Disruption”). The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectus of the Acquiring Fund and the Target Fund, as amended or supplemented.
(b)
In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value of the Acquiring Fund Shares or Target Fund Shares or the value of a Target Fund’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.
(c)
All computations of value regarding the net asset value of the Acquiring Fund Shares and Target Fund Shares and the value of a Target Fund’s Net Assets shall be made by the administrator to the Acquiring Fund and Target Fund.
3.
Closing and Closing Date.
Each Reorganization shall close on
, or such other date as the parties may agree with respect to the applicable Reorganization (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall, subject to the satisfaction or waiver of the conditions of this Plan , be deemed to take place simultaneously as of the later of 6:01 p.m. Central Time, or the finalization of the applicable Funds’ net asset values on the Closing Date of the Reorganization, unless otherwise agreed to by the parties. The Target Entity, on behalf of the Target Fund, shall have provided for delivery as of the Closing those Net Assets to be transferred to the account of the Acquiring Fund’s custodian. The Target Entity, on behalf of the Target Fund, shall deliver at the Closing a list of names and addresses of the holders of record of the Target Fund Shares and the number of outstanding shares owned by each such shareholder, as of 3:00 p.m., Central time, on the Closing Date. The Acquiring Entity, on behalf of the Acquiring Fund, shall provide evidence that such Acquiring Fund Shares have been registered in an account on the books of the Acquiring Fund in such manner as the officers of the Target Entity, on behalf of the Target Fund, may reasonably request.
4.
Representations and Warranties.
4.1.
The Acquiring Entity, on behalf of itself, or where applicable, an Acquiring Fund, represents and warrants to the Target Entity and corresponding Target Fund that:
(a)
The Acquiring Fund is a series of the Acquiring Entity, which is organized as a Maryland corporation and is validly existing under the laws of the State of Maryland. The Acquiring Entity is duly registered under the 1940 Act as an open-end management investment company and the Acquiring Fund’s shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933 (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.
(b)
The Acquiring Entity is authorized to issue shares of capital stock, with a par value of ($0.01) per share of the Acquiring Fund, each outstanding share of which is, and each Acquiring Fund Share when issued pursuant to and in accordance with the Plan will be fully paid, non-assessable, and has or will have full voting rights.
(c)
The Acquiring Entity, on behalf of the Acquiring Fund, is not a party to or obligated under any provision of its Articles of Incorporation, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Entity, on behalf of the Acquiring Fund, of the transactions contemplated by the Plan, except for the registration of Acquiring Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.
(d)
The financial statements appearing in the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2025, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of the Acquiring Fund as of its respective date and the results of the Acquiring Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.
(e)
The books and records of the Acquiring Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Acquiring Fund.
(f)
The Acquiring Entity has elected to treat the Acquiring Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part 1 of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code. The Acquiring Fund has qualified as a RIC for each taxable year since its inception and intends to continue to qualify as a RIC after the Closing Date. The Acquiring Fund has not had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. Consummation of the transactions contemplated by the Plan will not cause the Acquiring Fund to fail to be qualified as a RIC as of the Closing Date.
(g)
The Acquiring Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.
(h)
The Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses.

(i)
The Acquiring Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.1(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.
(j)
There is no inter-corporate indebtedness existing between the Target Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.
(k)
The registration statement on Form N-14 referred to in Section 5.1(a) hereof (the “Registration Statement”), and any prospectus or statement of additional information of the Acquiring Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement, or any such prospectus or statement of additional information or supplement thereto, on the effective date of the Registration Statement and on the Closing Date:
(i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Target Fund for use therein.
(l)
Since October 31, 2025, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of its business.

(m)
On the Closing Date, all material Returns (as defined below) of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Entity’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in the Plan, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).
(n)
All information to be furnished by the Acquiring Entity, on behalf of the Acquiring Fund, for use in preparing any prospectus, proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete.
(o)
No shareholder of the Acquiring Fund shall have any option, warrant or preemptive right of subscription or purchase with respect to Acquiring Fund Shares, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.
(p)
No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Entity, on behalf of the Acquiring Fund, of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.
(q)
There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Acquiring Entity. The Acquiring Entity, on behalf of the Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.
(r)
The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the Acquiring Entity’s Board of Directors.
4.2.
The Target Entity, on behalf of itself, or where applicable, the Target Fund, represents and warrants to the Acquiring Entity and corresponding Acquiring Fund that:
(a)
The Target Fund is a series of the Target Entity, which was organized as a Delaware statutory trust and is validly existing under the laws of the State of Delaware. The Target Entity is duly registered under the 1940 Act as an open-end management investment company and the Target Fund’s shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.
(b)
The Target Entity is authorized to issue shares of beneficial interest, without par value, of the Target Fund, each outstanding share of which is fully paid, non-assessable, and has full voting rights.
(c)
The Target Entity, on behalf of the Target Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Entity, on behalf of the Target Fund, of the transactions contemplated by the Plan. The Target Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by it in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due from or payable by it.

(d)
The financial statements appearing in the Target Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2025, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of the Target Fund as of their respective dates and the results of the Target Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.
(e)
The books and records of the Target Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Target Fund.
(f)
The Target Entity has elected to treat the Target Fund as a RIC for federal income tax purposes under Part 1 of Subchapter M of the Code. The Target Fund is a “fund” as defined in Section 851(g)(2) of the Code. The Target Fund has qualified as a RIC for each taxable year since its inception that has ended prior to the Closing Date and will have satisfied the requirements of Part 1 of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. Consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.
(g)
The Target Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.
(h)
The Target Fund does not have any unamortized or unpaid organizational fees or expenses.
(i)
The Target Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.2(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.
(j)
There is no inter-corporate indebtedness existing between the Target Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.
(k)
The Registration Statement, and any prospectus or statement of additional information of the Target Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement, or any such prospectus or statement of additional information or supplement thereto, on the effective date of the Registration Statement and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

(l)
Since October 31, 2025, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of its business.
(m)
On the Closing Date, all material Returns of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Entity’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.
(n)
All information to be furnished by the Target Entity, on behalf of the Target Fund, for use in preparing any prospectus, proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete.
(o)
As of the Closing Date, the Target Fund will not have outstanding any warrants, option, convertible securities, or any other types of rights pursuant to which any person could acquire shares of the Target Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.
(p)
No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Entity, on behalf of the Target Fund, of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.
(q)
There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Target Entity. The Target Entity, on behalf of the Target Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Target Fund’s business or its ability to consummate the transactions herein contemplated.
(r)
The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the Target Entity’s Board of Trustees.
(s)
At the Closing, the Target Entity, on behalf of the Target Fund, will have good and marketable title to all of the securities and other assets transferred pursuant to Section 1 above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.
(t)
The Target Entity, on behalf of the Target Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date, that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).
5.
Covenants of the Acquiring Entity, on behalf of the Acquiring Fund, and Covenants of the Target Entity, on behalf of the Target Fund.
5.1.
The Acquiring Entity, on behalf of the Acquiring Fund:
(a)
Shall file the Registration Statement with the Securities and Exchange Commission (“SEC”) and use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement
(i) shall have complied in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.
(b)
Shall have sent to each shareholder of record of the Target Fund a combined prospectus/information statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(c) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder (the “Prospectus/Information Statement”).
(c)
Covenants to operate the Acquiring Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.
(d)
Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.
5.2.
The Target Entity, on behalf of the Target Fund:
(a)
Shall provide the Acquiring Entity, on behalf of the Acquiring Fund, with information reasonably necessary for the preparation and distribution of the Prospectus/Information Statement to be included in the Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act.
(b)
Covenants to operate the Target Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.
(c)
Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.
(d)
Shall file, by the Closing Date, all of the Target Fund’s federal and other Tax Returns required by law to be filed on or before such date and all federal and other Taxes shown as due on said Returns shall have either been paid, or adequate liability reserves shall have been provided for the payment of such Taxes.
(e)
Shall provide at the Closing:
(1)
A statement of the respective Tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund.
(2)
A copy (which may be in electronic form) of the Target Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Entity, with respect to each shareholder, and such information as the Acquiring Fund may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Treasury Regulations”) following the Closing for all of the shareholders of record of the Target Fund’s shares as of the close of business on the day of valuation as described in Section 2, who are to become holders of the Acquiring Fund Shares as a result of the transfer of assets that is the subject of this Plan (the “Target Fund Shareholder Documentation”).
(3)
A copy of any other Tax books and records of the Target Fund necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Target Fund after the Closing.
(4)
If requested by the Acquiring Fund, all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Fund.

(g)
As promptly as practicable, but in any case within sixty days after the date of Closing, the Target Entity, on behalf of the Target Fund, shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.
(h)
Undertakes that it will not acquire Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than the Target Fund’s shareholders.

(i)
Undertakes that, if the Plan is consummated, the Target Fund will liquidate and dissolve.
5.3.
The Acquiring Entity, on behalf of the Acquiring Fund, and the Target
Entity, on behalf of the Target Fund, intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. The Acquiring Entity, on behalf of the Acquiring Fund, and the Target Entity, on behalf of the Target Fund, shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
6.
Conditions Precedent to be Fulfilled by the Acquiring Entity, on behalf of the Acquiring Fund, and by the Target Entity, on behalf of the Target Fund.
The consummation of the Plan hereunder shall be subject to the following respective conditions:
(a)
That (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; and (ii) the other party shall have performed all obligations required by the Plan to be performed by it prior to the Closing.
(b)
That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. Further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either Fund or would prohibit the transactions contemplated hereby.
(c)
The Target Entity, on behalf of the Target Fund, shall have declared and paid or cause to have been paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid) and (ii) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).
(d)
That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of the Target Fund or the Acquiring Fund.

(e)
That there shall be delivered to the Target Entity, on behalf of the Target Fund, an opinion in form and substance satisfactory to it, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Entity, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:
(1)
The Acquiring Fund is a series of the Acquiring Entity and that the Acquiring Entity is a validly existing corporation in good standing under the laws of the State of Maryland;
(2)
the Acquiring Entity is an open-end management investment company registered as such under the 1940 Act;
(3)
The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Acquiring Entity, on behalf of the Acquiring Fund;
(4)
The Plan is the legal, valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, and is enforceable against the Acquiring Entity, on behalf of the Acquiring Fund, in accordance with its terms;
(5)
The Acquiring Entity, on behalf of the Acquiring Fund, is authorized to issue shares of beneficial common stock, with a par value of $0.01 per share; and
(6)
Acquiring Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by the Acquiring Entity, on behalf of the Acquiring Fund.
In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of the Acquiring Entity, on behalf of the Acquiring Fund, with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Entity, on behalf of the Acquiring Fund.
(g)
That there shall be delivered to the Acquiring Entity, on behalf of the Acquiring Fund, an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to the Target Entity, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:
(1)
The Target Fund is a series of the Target Entity and that the Target Entity is a validly existing statutory trust in good standing under the laws of the State of Delaware;
(2)
The Target Entity is an open-end management investment company registered as such under the 1940 Act;
(3)
The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Target Entity, on behalf of the Target Fund; and
(4)
The Plan is the legal, valid and binding obligation of the Target Entity, on behalf of the Target Fund, and is enforceable against the Target Entity, on behalf of the Target Fund, in accordance with its terms.
In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of the Target Entity, on behalf of the Target Fund, with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Target Entity, on behalf of the Target Fund.
(h)
That there shall be delivered to the Acquiring Entity and the Target Entity an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Entity and the Target Entity, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, and the laws of the State of Delaware and State of Maryland, and based upon certificates of the officers of the Acquiring Entity and the Target Entity with regard to matters of fact:
(1)
The acquisition by an Acquiring Fund of substantially all the assets of a Target Fund and the assumption of substantially all of the liabilities, as provided for herein, in exchange solely for Acquiring Fund Shares and cash in lieu of fractional shares, if any, followed by the distribution by a Target Fund to its shareholders of the Acquiring Fund’s Shares and cash in lieu of fractional shares, if any, in complete liquidation of a Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and each Target Fund and each Acquiring Fund will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;
(2)
No gain or loss will be recognized by a Target Fund upon the transfer of substantially all of its assets to its corresponding Acquiring Fund in exchange solely for the corresponding Acquiring Fund Shares under Sections 361(a) and 357(a) of the Code, except for (A) any gain or loss recognized on (1) 'Section 1256 contracts' as defined in Section 1256(b) of the Code or (2) stock in a 'passive foreign investment company' as defined in Section 1297(a) of the Code, and (B) any other gain or loss required to be recognized by reason of the Reorganization (1) as a result of the closing of the tax year of a Target Fund, (2) upon the termination of a position, or (3) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;
(3)
No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of substantially all of the assets of its corresponding Target Fund in exchange solely for the corresponding Acquiring Fund Shares under Section 1032(a) of the Code;
(4)
No gain or loss will be recognized by a Target Fund upon the distribution of the corresponding Acquiring Fund Shares by a Target Fund to its shareholders in complete liquidation of a Target Fund (in pursuance of the Plan) under Section 361(c)(1) of the Code;
(5)
The Tax basis of the assets of a Target Fund received by its corresponding Acquiring Fund will be the same as the Tax basis of these assets in the hands of a Target Fund immediately prior to its Reorganization under Section 362(b) of the Code, adjusted for any gain or loss required to be recognized as described in paragraph (2) above;
(6)
The holding periods of the assets of a Target Fund received by a corresponding Acquiring Fund, other than any asset with respect to which gain or loss is required to be recognized as described in paragraph (2) above, will include the periods during which such assets were held by a Target Fund under Section 1223(2) of the Code;
(7)
No gain or loss will be recognized by the shareholders of a Target Fund upon the exchange of the Target Fund Shares solely for the corresponding Acquiring Fund Shares (except with respect to cash in lieu of fractional shares, if any) under Section 354(a) of the Code;
(8)
The aggregate Tax basis of the Acquiring Fund Shares to be received by the shareholders of a Target Fund will be the same as the Tax basis of the Target Fund Shares exchanged therefor under Section 358(a)(1) of the Code;
(9)
The holding period of the Acquiring Fund Shares to be received by shareholders of its corresponding Target Fund will include the holding period of the Target Fund Shares surrendered in exchange therefor, provided that the shareholder held the Target FundShares as a capital asset on the effective date of its Reorganization under Section 1223(1) of the Code; and
(10)
Each Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of its corresponding Target Fund described in Section 381(c) of the Code, as if there had been no Reorganization subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, if applicable, and the Treasury Regulations thereunder.
The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund, the Acquiring Fund, or any shareholder of the Target Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.
(i)
That an Acquiring Fund’s prospectus contained in the Registration Statement with respect to Acquiring Fund Shares to be delivered to Target Fund shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(j)
That the Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each holder of the Target Fund Shares.
(k)
The Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective Tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) the Target Fund Shareholder Documentation, (3) if requested by the Acquiring Fund, all work papers and supporting statements related to ASC 740-10-25 (formerly, FIN 48) pertaining to the Target

Fund, (4) the Tax books and records of the Target Fund for purposes of preparing any Returns required by law to be filed for Tax periods ending after the Closing Date, and (5) a statement of earnings and profits as provided in Section 5.2(g).
7.
Expenses.
The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: each Target Fund and Acquiring Fund will pay 50% of the costs of the applicable Reorganization.
8.
Termination; Postponement; Waiver; Order.
(a)
Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and a Reorganization abandoned at any time prior to the Closing, or the Closing may be postponed:
(1)
by mutual consent of the Acquiring Entity, on behalf of an Acquiring Fund, and the Target Entity, on behalf of a Target Fund;
(2)
by the Target Entity, on behalf of a Target Fund, if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or
(3)
by the Acquiring Entity, on behalf of an Acquiring Fund, if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.
(b)
If the transactions contemplated by the Plan have not been consummated by December 31, 2026, the Plan shall automatically terminate on that date, unless a later date is mutually agreed to by officers of the Acquiring Entity and the Target Entity.
(c)
In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither the Acquiring Entity, an Acquiring Fund, the Target Entity, a Target Fund, nor their trustees, directors, officers, or agents or the shareholders of the Target Fund or Acquiring Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 7 hereof.

(d)
At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the Acquiring Entity, on behalf of an Acquiring Fund, or the Target Entity, on behalf of a Target Fund, if, in the judgment of their respective officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to such Fund’s shareholders.
(e)
The representations and warranties contained in Section 4 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither the Acquiring Entity, the Target Entity, nor any of their respective officers, trustees, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f)
If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Board of Trustees of the Target Entity, on behalf of the Target Fund, or the Board of Directors of the Acquiring Entity, on behalf of the Acquiring Fund, to be acceptable, such term or condition shall be binding as if it were a part of the Plan.
9.
Cooperation and Exchange of Information; Reporting Responsibility.
(a)
Any reporting responsibility of the Target Entity, on behalf of the Target Fund, is and shall remain the responsibility of the Target Entity, up to and including the Closing Date, and such later date on which the Target Fund is terminated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the date of Closing (whether due before or after the Closing); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise mutually agreed by the parties.
(b)
After the Closing Date, the Target Entity, on behalf of the Target Fund, shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Target Entity with respect to the Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
10.
Liability of the Target Fund and the Acquiring Fund.
(a)
The Target Entity, on behalf of a Target Fund, acknowledges and agrees that all obligations of an Acquiring Entity under the Plan with respect to the Acquiring Fund are binding only with respect to that Fund; shall be discharged only out of the assets of the Acquiring Fund; that no other series of the Acquiring Entity shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither the Target Entity nor the Target Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Entity or the Acquiring Fund, the trustees, directors, officers, employees or agents of the Acquiring Entity, or any of them.
(b)
The Acquiring Entity, on behalf of an Acquiring Fund, acknowledges and agrees that all obligations of the Target Entity under the Plan with respect to the Target Fund are binding only with respect to that Fund; shall be discharged only out of the assets of the Target Fund; that no other series of the Target Entity shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither the Acquiring Entity nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Target Entity or the Target Fund, the trustees, officers, employees or agents of the Target Entity, or any of them.
11.
Entire Agreement and Amendments.
The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.
12.
Counterparts.
The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.
13.
Governing Law.
The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.
14.
Notices.
Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Acquiring Fund, at 6300 Bee Cave Road, Building One, Austin, Texas, 78746 Attention: Secretary, or the Target Fund, at 6300 Bee Cave Road, Building One, Austin, Texas, 78746 Attention: Secretary, as the case may be.
15.
Headings.
The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.
[Signature Page Follows]

IN WITNESS WHEREOF, the Acquiring Entity, on behalf of each Acquiring Fund, and the Target Entity, on behalf of each Target Fund, have caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

DFA INVESTMENT DIMENSIONS GROUP INC. on behalf of its series listed on Exhibit A

By:
Name:
Title:	Vice President and Secretary

DIMENSIONAL ETF TRUST, on behalf of its series listed on Exhibit A

By:
Name:
Title:	Vice President and Secretary

EXHIBIT A

Acquiring Entity and Acquiring Funds/Classes	Corresponding Target Entity and Target Funds

DFA Investment Dimensions Group Inc.	Dimensional ETF Trust
U.S. Core Equity 1 Portfolio (ETF Class)	Dimensional US Core Equity 1 ETF
U.S. Vector Equity Portfolio (ETF Class)	Dimensional US Vector Equity ETF
U.S. Small Cap Value Portfolio (ETF Class)	Dimensional US Small Cap Value ETF
U.S. High Relative Profitability Portfolio (ETF Class)	Dimensional US High Profitability ETF
DFA Real Estate Securities Portfolio (ETF Class)	Dimensional US Real Estate ETF
U.S. Small Cap Portfolio (ETF Class)	Dimensional U.S. Small Cap ETF
U.S. Targeted Value Portfolio (ETF Class)	Dimensional U.S. Targeted Value ETF
U.S. Core Equity 2 Portfolio (ETF Class)	Dimensional U.S. Core Equity 2 ETF

EXHIBIT B

COMPARISON OF MARYLAND AND DELAWARE GOVERNING INSTRUMENTS
AND STATE LAW

The following is only a discussion of certain principal differences between the governing documents for DFA Investment Dimensions Group Inc., which is a Maryland corporation (the “Corporation”), and Dimensional ETF Trust, which is a Delaware statutory trust (the “Trust”), and is not a complete description of the Corporation’s and the Trust’s governing documents. In general, the Delaware statutory trust form of organization offers greater flexibility in structuring shareholder voting rights and shareholder meetings; subject, however, to any special voting requirements of the 1940 Act. In many instances, shareholders of the reorganizing series of the Trust will have the same or similar rights as shareholders of corresponding series of the Corporation, as described below.

Organization and Capital Structure
Maryland – Organization. The Corporation is incorporated under the Maryland General Corporation Law (the “Maryland Statute”). The Corporation’s operations are governed by its Articles of Incorporation, as amended or supplemented from time to time (the “MD Charter”), and its by-laws (the “MD By-Laws”). The business and affairs of the Corporation are managed under the supervision of its Board of Directors.

Delaware – Organization. The Trust is a Delaware statutory trust (a “DST”). A DST is an unincorporated association organized under the Delaware Statutory Trust Act (the “Delaware Act”). The Trust’s operations are governed by its Agreement and Declaration of Trust (the “DE Declaration”) and its by-laws (the “DE By-Laws”), and its business and affairs are managed under the supervision of its Board of Trustees.

Maryland – Capital Structure. The shares of common stock issued by the Corporation have a par value of $0.01 per share. The Corporation’s Charter authorizes a fixed number of shares, which the Corporation’s Board of Directors may increase or decrease by amending the MD Charter. The Corporation’s shares may be divided into separate and distinct series or classes.

Delaware – Capital Structure. The Trust’s shares of beneficial interest are issued without par value. The DE Declaration authorizes an unlimited number of shares, which may be divided into separate and distinct series or classes. These series or classes have the rights, powers and duties set forth in the DE Declaration or as specified in resolutions of the Trust’s Board of Trustees.

Meetings of Shareholders and Voting Rights
Maryland – Annual/Special Shareholder Meetings. Consistent with the Maryland Statute, the MD By-Laws provide that the Corporation shall not be required to hold an annual meeting of stockholders in any year in which an election of directors is not required to be acted upon under the Investment Company Act of 1940, as amended (the “1940 Act”). However, if the Corporation is required by the 1940 Act to hold a meeting of stockholders to elect directors, such meeting will be designated as the annual meeting of stockholders for that year. The MD By-Laws

Delaware – Annual/Special Shareholder Meeting. The Delaware Act does not require annual shareholders’ meetings. The DE By-Laws authorize the calling of a shareholders’ meeting by the Board, the chairperson of the Board or by the president of the Trust to take action on any matter deemed necessary or desirable by the Board of Trustees. A shareholder meeting for the purpose of electing trustees may also be called by the chairperson of the Board of Trustees to the extent permitted by the 1940 Act. To the extent required by federal law, including the 1940 Act, provide that a special shareholders’ meeting may be called at any time by the Board of Directors or by the president, and shall be called by the secretary at the request in writing of a majority  of  stockholders entitled to cast not less than a majority of all the votes entitled to be cast at such meeting provided that (a) such request shall set forth the purpose of the meeting and the matters proposed to be acted on, and (b) the stockholders requesting such meeting shall have paid to the Corporation the reasonably estimated cost prior to the mailing of any notice thereof.

special meetings of the shareholders may be called by the secretary of the Trust upon the request of the shareholders owning shares representing at least the percentage of the total combined votes of all shares of the Trust issued and outstanding required by federal law, including the 1940 Act, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (b) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which an authorized officer of the Trust shall determine and specify to such shareholders.  No meeting may be called upon the request of shareholders to consider any matter which is substantially the same as a matter voted upon at any meeting of the shareholders held during the preceding twelve (12) months, unless requested by the holders of a majority of all shares entitled to be voted at such meeting.

Maryland – Voting Rights. The MD By-Laws provide that the presence in person or by proxy of the holders of common stock of the Corporation entitled to cast one-third of the votes, without regard to class, shall constitute a quorum at any meeting of the stockholders (or if the matter requires approval by a separate vote of one or more classes of stock, one-third of the votes of each class required to vote as a class shall constitute a quorum). If a quorum is present at a meeting of stockholders, all matters other than the election of directors are decided by a majority of the votes cast in person or by proxy, unless the question is one which by express provision of the laws of the State of Maryland, the 1940 Act, as from time to time amended, the Articles of Incorporation, or of the MD By-Laws, a different vote is required, in which case such express provision shall control the decision of such question. Directors are elected by a plurality of votes cast at a stockholder meeting at which a quorum is present.
The MD Charter and MD By-laws further provide that each holder of capital stock of the Corporation shall have one vote for each full share, and a proportionate fraction of a vote for each fraction of a share, of stock standing in such holder’s name on the books of the Corporation. The MD Charter also provides that on any matter submitted to a vote of stockholders, all shares of the Corporation then issued and outstanding and

Delaware – Voting Rights. The DE Declaration provides that one-third of the outstanding shares entitled to vote at a shareholders’ meeting, which are present in person or represented by proxy, shall constitute a quorum at the shareholders’ meeting, except when a larger quorum is required by the DE Declaration, DE By-Laws, applicable law or the requirements of any securities exchange on which shares are listed for trading, in which case such quorum shall comply with such requirements. Subject to any legal requirements for a different vote, in all matters other than the election of trustees, shareholders may approve a proposal by a majority of votes cast. Trustees are elected by a plurality of votes cast at a shareholder meeting at which a quorum is present. Where a separate vote by series or class is required, these voting requirements apply to those separate votes.
As in the MD Charter, the DE Declaration generally provides that each share of the Trust is entitled to one vote for each full share, and a proportionate fraction of a vote for each fraction of a share. All shares of the Trust entitled to vote on a matter shall vote in the aggregate without differentiation between shares of separate series or classes. With respect to any matter that affects only the interests of some but not all series or classes, or where otherwise required by the 1940 Act, only the shareholders of the affected series or classes shall be entitled to vote on the matter.

entitled to vote, irrespective of the series or class, shall be voted in the aggregate and not by series or class except (1) when otherwise expressly provided by the Maryland Statute, or when required by the 1940 Act, shares shall be voted by individual series or class; and (2) when the matter does not affect any interest of a particular series or class, then only stockholders of such other series or classes whose interests may be affected shall be entitled to vote thereon. Holders of shares of stock of the Corporation are not entitled to cumulative voting in the election of Directors or on any other matter.
There is no cumulative voting for any matter.
Liability of Shareholders
Maryland – Liability of Shareholders.  Neither the MD Charter nor the MD By-Laws contains specific provisions regarding the personal liability of shareholders. The Maryland Statute provides that a shareholder of a Maryland corporation generally is not obligated to the Corporation or its creditors with respect to the stock, except to the extent that the consideration for the stock has not been paid, or liability is imposed under certain provisions of the Maryland Statute.

Delaware – Liability of Shareholders. Consistent with the Delaware Act, the DE Declaration provides that a shareholder of the Trust, as such, shall be entitled to the same limitation of personal liability as that extended to stockholders of a private corporation organized for profit under the General Corporation Law of the State of Delaware.

Dividends and Distributions
Maryland – Dividends and Distributions.  The MD Charter provides that dividends and distributions may be paid to shareholders of each class in such amounts as may be declared from time to time by the Board of Directors.

Delaware – Dividends and Distributions.  The DE Declaration also provides that the shareholders of any class of the Trust shall be entitled to receive dividends and distributions when, if and as declared by its Board of Trustees provided that such dividends and distributions comply with the 1940 Act.  The right of the Trust’s shareholders to receive dividends or other distributions on shares of any class may be set forth in a plan adopted by the Trust’s Board of Trustees pursuant to the 1940 Act.  Dividends and distributions may be paid, subject to applicable federal law, including the 1940 Act, in cash and/or securities or other property, and the composition of any such distribution shall be determined by the Trustees (or by any officer of the Trust or any other person to whom such authority has been delegated by the Trustees).

Election of Directors/Trustees; Terms; Removal
Maryland – Election of Directors; Terms; Removal. The MD Charter and MD By-Laws provide that each director of the Corporation shall serve until the director’s successor is duly elected	Delaware – Election of Trustees; Terms; Removal. Under the DE Declaration, each trustee of the Trust holds office for the lifetime of the Trust or until the trustee’s earlier death, and qualified or until his or her death or until he or she has resigned or has been removed pursuant to the by-laws.  The MD Charter and MD By-Laws provide that directors may be removed, with or without cause by the vote of the majority of the outstanding shares of the Corporation at any shareholder meeting.  The MD By-Laws provide that there will be no fewer than one and no more than fifteen directors.  Directors are elected by a plurality of votes cast at a stockholder meeting at which a quorum is present.  There is no cumulative voting for the election of directors.  The MD By-Laws provide a mechanism for the Board to fill vacancies.

resignation, removal, retirement or inability otherwise to serve or if sooner than any such events, the next meeting of shareholders (or consent in lieu of a meeting) called for the purpose of electing trustees and the election and qualification of his or her successor.  Under the DE Declaration, any trustee may be removed, with or without cause, by the Board of Trustees, by action of a majority of the trustees then in office, or by the vote of the shareholders at any meeting called for that purpose.  Under the DE Declaration, there must be at least one trustee and no more than fifteen trustees.  Trustees are elected by a plurality of votes cast at a shareholder meeting at which a quorum is present.  There is no cumulative voting for the election of trustees of the Trust.  The DE By-laws for the Trust provide a mechanism for the Board to fill vacancies.

Liability of Directors/Trustees and Officers; Indemnification
Maryland – Liability of Directors and Officers. The MD Charter expressly limits the liability of the directors and officers of the Corporation and provides that, to the fullest extent permitted by Maryland statutory or decisional law and subject to limitations imposed by the 1940 Act, no director or officer will be personally liable to the Corporation or its shareholders for damages. In addition, the Maryland Statute provides that a director of a Maryland corporation who performs his or her duties in accordance with certain standards of conduct is immune from liability. The standards of conduct set forth in the Maryland Statute provide that a director shall perform his or her duties: (1) in good faith; (2) in a manner he or she reasonably believes to be in the best interests of the corporation; and (3) with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Delaware – Liability of Trustees and Officers. The DE Declaration provides that any person who is or was a trustee, officer, employee or other agent of the Trust shall be liable to the Trust and its shareholders only (1) for any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) for such person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the person’s duties. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of the Trust or its investment advisor or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Act. Moreover, except in these instances, none of these persons, when acting in their designated capacity, shall be personally liable to any other person, other than the Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

Maryland – Indemnification. The MD Charter and MD By-Laws provide that the directors and officers shall be indemnified to the fullest extent permitted by and in accordance with the Maryland Statute and the 1940 Act.  The MD By-Laws further provide that employees and agents of the Corporation may be indemnified and reasonable expenses may be advanced to such employees or agents, to the extent permissible under the Maryland Statute, the 1933 Act and the

Delaware – Indemnification. The DE Declaration will provide that the Trust shall indemnify, to the fullest extent permitted under applicable law, any of these persons who are a party to any proceeding or is threatened to be made a party to any proceedings because the person is or was an agent of the Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the

1940 Act, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract. Under the Maryland Statute, indemnification is mandatory if a director or officer has been successful on the merits or otherwise in the defense of any proceeding covered by the Maryland Statute. Mandatory indemnification covers all reasonable expenses incurred. Under the Maryland Statute, indemnification is permissive unless it is established that: (1) the act or omission of the director or officer was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (2) the director or officer actually received an improper personal benefit in money, property or services; or (3) in the case of a criminal proceeding, the director or officer had reasonable cause to believe his or her conduct was unlawful. However, if the proceeding was a derivative action, no indemnification will be made if the individual is adjudged to be liable to the corporation unless approved by a court, except that an individual may not be indemnified other than for expenses in circumstances where the individual is adjudged to be liable on the basis of improper receipt of personal benefits.

proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent does not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the conduct was unlawful. There shall nonetheless be no indemnification for a person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the person’s duties.

Preemptive, Dissenter’s and Other Rights
Maryland – Preemptive, Dissenter’s and Other Rights.  The MD Charter provides that no shareholder of the Corporation shall have any preemptive right to subscribe for or purchase any stock or any other securities of the Corporation other than such, if any, as the Board of Directors may determine and at such price or prices and upon such other terms as the Board of Directors may fix; and any stock or other securities which the Board of Directors may determine to offer for subscription may, as the Board of Directors in its sole discretion shall determine, be offered to the holders of any series, class or type of stock or other securities at the time outstanding to the exclusion of the holders of any or all other series, classes or types of stock or other securities at the time outstanding. The MD Charter further provides that holders of the Corporation’s shares or any series or class of shares shall not be entitled to exercise the rights of an objecting stockholder under the Maryland Statute.  The Maryland Statute provides that a stockholder may not demand the fair value of the stockholder’s

Delaware – Preemptive, Dissenter’s and Other Rights. The DE Declaration provides that shareholders shall have no preemptive or other right to subscribe for new or additional authorized, but unissued shares or other securities issued by the Trust or any series thereof.  The DE Declaration also provides that no shareholder shall be entitled, as a matter of right, to relief as a dissenting shareholder in respect of any proposal or action involving the Trust or any series or any class thereof.
.

stock and is bound by the terms of the transaction if the stock is that of an open-end investment company and the value placed on the stock in the transaction is its net asset value.
Amendments to Organizational Documents
Maryland – Amendments to Organizational Documents.  The MD Charter may be amended at any time in a manner prescribed by Maryland law.  The Maryland Statute provides that, subject to certain exceptions an amendment to the MD Charter must be approved by the Board of Directors and the Corporation’s stockholders.  The MD By-Laws provide that the Board of Directors shall have the exclusive power to adopt, alter or repeal any provision of the MD Bylaws and to make new Bylaws.

Delaware – Amendments to Organizational Documents. The DE Declaration may be amended or restated at any time by a written instrument signed by a majority of the Trust’s Board of Trustees and, to the extent required by the 1940 Act or the requirements of any securities exchange on which shares are listed for trading, by approval of the amendment by shareholders.  The DE By-Laws may be amended, restated, or repealed or new by-laws may be adopted by the affirmative vote of a majority of the votes cast at a shareholders’ meeting called for that purpose where a quorum is present, or by a majority of the Trust’s Board of Trustees.

Inspection Rights
Maryland – Inspection Rights.  A stockholder of the Corporation may, during normal business hours, inspect and copy the by-laws, minutes, annual reports and certain other corporate documents on file at the Corporation’s principal office.  In addition, the Maryland Statute provides that any person who has held at least five percent of any class of a corporation’s stock for at least six months is entitled to request certain other documents relating to the corporation’s affairs.

Delaware – Inspection Rights.  The DE By-Laws provide that, upon reasonable written demand to the Trust, a shareholder may inspect certain information as to the governance and affairs of the Trust for any purpose reasonably related to the shareholder’s interest as a shareholder.  If such information is requested by a shareholder, reasonable standards governing, without limitation, the information and documents to be furnished and the time and location (if appropriate) of furnishing them shall be established by the Board or, if the Board has not done so, by the president, any vice-president or the secretary.  In addition, the DE By-Laws also authorize the Board or, in case the Board does not act, the president, any vice president or the secretary, to keep confidential from shareholders for a reasonable period of time any information that the Board or the officer reasonably believes to be in the nature of trade secrets or other information that the Board or the officer in good faith believes:  (1) would not be in the best interests of the Trust to disclose; (2) could damage the Trust; or (3) that the Trust is required by law or by agreement with a third party to keep confidential.

Dissolution
Maryland – Dissolution. Under the Maryland	Delaware – Dissolution. Under the DE

Statute, the board of directors of a Maryland corporation may dissolve the corporation by resolution of a majority of the board of directors that declares that the dissolution is advisable.  The proposed dissolution must be approved by stockholders of the corporation by the vote of two-thirds of all votes entitled to be cast on the proposed dissolution unless this percentage is reduced by the corporation’s charter but not less than a majority of the votes entitled to be cast (the MD Charter reduces this vote to a majority).

Declaration, the Trust, or one of its series or classes, may be dissolved: (i) upon the vote of the holders of not less than a majority of the shares of the Trust (or series or class, as applicable) cast: (ii) at the discretion of the Board of Trustees either (A) at any time there are no shares outstanding of the Trust, or (B) upon prior written notice to the shareholders of the Trust; (iii) upon the occurrence of a dissolution or termination event pursuant to any other provision of this Declaration of Trust or the DSTA; or (iv) with respect to any series, upon any event that causes the dissolution of the Trust. The DE Declaration provides that pay or make reasonable provision to pay all claims and obligations of the Trust and/or each series (or the particular series, as the case may be), including, without limitation, all contingent, conditional or unmatured claims and obligations known to the Trust, and all claims and obligations which are known to the Trust, but for which the identity of the claimant is unknown.  The DE Declaration further provides that any remaining assets after dissolution of the Trust or series shall be distributed to the shareholders of the Trust or series, as applicable, ratably according to the number of shares of the Trust or series held of record by the shareholders on the dissolution distribution date.

Derivative Actions
Maryland – Derivative Actions. Neither the MD Charter nor the MD By-Laws contain specific provisions with regard to derivative actions.
Maryland courts recognize derivative actions even in the absence of a specific statute or court rule. Under Maryland law, in order to bring a derivative action, a stockholder (or his predecessor if he became a stockholder by operation of law) must be a stockholder: (1) at the time of the acts or omissions complained about; (2) at the time the action is brought and (3) until the completion of the litigation. A derivative action may be brought by a stockholder if a demand upon the board of directors to bring the action is improperly refused or if a request upon the board of directors would be futile (although the futility exception is very limited under Maryland law).

Delaware – Derivative Actions. Under the Delaware Act, a shareholder may bring a derivative action if (1) the shareholder has made a pre-suit demand upon the trustees to bring the action and the trustees have refused to do so, or (2) if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and (1) was a shareholder at the time of the transaction complained about, or (2) acquired the status of shareholder by operation of law or the Trust’s governing instrument from a person who was a shareholder at the time of the transaction.
A shareholder’s right to bring a derivative action may also be subject to additional standards and restrictions set forth in the Trust’s DE Declaration. The DE Declaration provides that a shareholder may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the action, unless the pre-suit demand is excused. A pre-suit demand shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, is composed of Trustees who are not “independent trustees” (as such term is defined in the DSTA). Further, unless demand is not required: (i) shareholders eligible to bring such derivative action under the DSTA who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Board of Trustees to commence such action; and (ii) the Board of Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim.  The DE Declaration further provides that the Board of Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Board of Trustees determine not to bring such action. However, the standards and restrictions set forth with respect to derivative actions in section 4 the DE Declaration will not apply to claims brought under the federal securities laws.

STATEMENT OF ADDITIONAL INFORMATION

Dated August [16], 2026

Dimensional ETF Trust
DFA Investment Dimensions Group Inc.
6300 Bee Cave Road, Building One
Austin, TX 78746
(512) 306-7400

This Statement of Additional Information (“SAI”) is being furnished to shareholders of the exchange-traded funds listed in the chart below (each, a “Target Fund” and collectively, the “Target Funds”), each a series of Dimensional ETF Trust (the “ETF Trust”), in connection with the reorganizations described in the Information Statement/Prospectus (the “Reorganizations”) of each Target Fund into a newly-created ETF share class (the “ETF Class”) of the corresponding multi-class ETF fund listed in the chart below (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), each a series of DFA Investment Dimensions Group Inc. (”DFAIDG”).

This SAI is not a prospectus, and should be read in conjunction with the Information Statement/Prospectus, dated August [16], 2026, relating to the Reorganizations.  The Information Statement/Prospectus and any of the materials incorporated by reference into this SAI are available upon request, without charge, by writing to the ETF Trust, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or DFAIDG, 6300 Bee Cave Road, Building One, Austin, Texas 78746, as applicable, by accessing the documents at http://us.dimensional.com, or by calling collect (512) 306-7400.

Target Fund (ETF Trust)	Acquiring Fund (DFAIDG)
Dimensional US Core Equity 1 ETF	U.S. Core Equity 1 Portfolio
Dimensional US Vector Equity ETF	U.S. Vector Equity Portfolio
Dimensional US Small Cap Value ETF	U.S. Small Cap Value Portfolio
Dimensional US High Profitability ETF	U.S. High Relative Profitability Portfolio
Dimensional US Real Estate ETF	DFA Real Estate Securities Portfolio
Dimensional U.S. Small Cap ETF	U.S. Small Cap Portfolio
Dimensional U.S. Targeted Value ETF	U.S. Targeted Value Portfolio
Dimensional U.S. Core Equity 2 ETF	U.S. Core Equity 2 Portfolio

Incorporation of Documents by Reference into the SAI	3
Supplemental Financial Information	4

Incorporation of Documents by Reference into the SAI

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be part of this SAI):

1.
Statement of Additional Information dated February 28, 2026, as supplemented, for the Target Funds (the “Target Funds SAI”), as previously filed via EDGAR on February 27, 2026 (File Nos. 333-239440/811-23580) (Accession No. 0001816125-26-000046);
2.
The Target Funds’ audited financial statements and related report of the independent registered public accounting firm included in the Target Funds’ Form N-CSR for the fiscal year ended October 31, 2025, as previously filed via EDGAR on January 9, 2026 (File Nos. 333-239440/811-23580) (Accession No. 0001133228-26-000245);
3.
The Target Funds’ unaudited financial statements included in the Target Funds’ Form N-CSRS for the fiscal period ended April 30, 2026, as previously filed via EDGAR on July 8, 2026 (File Nos. 333-239440/811-23580) (Accession No. 0001133228-26-010104);
4.
Statement of Additional Information dated February 28, 2026, as supplemented, for the Acquiring Funds (the “Acquiring Funds SAI”), as previously filed via EDGAR on February 27, 2026 (File Nos. 002-73948/811-03258) (Accession No. 0000355437-26-000120);
5.
The Acquiring Funds’ audited financial statements and related report of the independent registered public accounting firm included in the Acquiring Funds’ Form N-CSR for the fiscal year ended October 31, 2025, as previously filed via EDGAR on January 9, 2026 (File Nos. 002-73948/811-03258) (Accession Nos. 0001133228-26-000235); and
6.
The Acquiring Funds’ unaudited financial statements included in the Acquiring Funds’ Form N-CSRS for the fiscal period ended April 30, 2026, as previously filed via EDGAR on July 8, 2026 (File Nos. 002-73948/811-03258) (Accession Nos. 0001133228-26-010100).
Supplemental Financial Information

Tables showing the fees and expenses of the Acquiring Funds and the Target Funds, and the fees and expenses of the Acquiring Funds on a pro forma basis after giving effect to the proposed Reorganizations, are included under the heading “What are the fees and expenses of the Funds and what might they be after the Reorganizations?” in the Information Statement/Prospectus.

The Reorganizations will not result in material changes to any Target Fund’s investment portfolio due to the investment restrictions of each corresponding Acquiring Fund. As a result, schedules of investments of the Target Funds modified to show the effects of such changes are not required and are not included.

There are no material differences in the accounting, valuation and tax policies of each Target Fund as compared to those of each corresponding Acquiring Fund. The accounting and performance survivor of each Reorganization will be the Acquiring Fund.

DFA INVESTMENT DIMENSIONS GROUP INC.

FORM N-14

PART C
OTHER INFORMATION

ITEM 15.
INDEMNIFICATION

(1)
Reference is made to Article X of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:
10.1
Indemnification of Directors and Officers. The Corporation shall indemnify and advance expenses to a Director or officer (which includes, with respect to any such person, any person who is or was an officer of the Corporation and any person who, while an officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan) of the Corporation in connection with a proceeding to the fullest extent permitted by and in accordance with the Indemnification Section (as defined below) and the 1940 Act. The foregoing rights of indemnification and advancement of expenses shall not be exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled.
10.2
Defined Terms. Any word or words used in this Article 10 that are defined in Section 2-418 of the Maryland General Corporation Law (the “Indemnification Section”) shall have the same meaning as defined in the Indemnification Section.
10.3
Indemnification of Employees and Agents. Employees and agents who are not officers or Directors may be indemnified, and reasonable expenses may be advanced to such employees or agents, to the extent permissible under the Maryland General Corporation Law, the 1933 Act and the 1940 Act, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.
10.4
Other Rights. The indemnification and advancement of expenses provided by this Article 10 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification or advancement of expenses may be entitled under any insurance or other agreement, vote of Shareholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his or her official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.
10.5
Insurance. The Corporation shall have the power to purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or who, while a Director, officer, employee or agent of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, manager, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, limited liability company, trust, employee benefit plan or any other enterprise, against any liability asserted against and incurred by him or her in any such capacity, or arising out of his or her status as such, provided that no insurance may be obtained by the Corporation for liabilities against which it would not have the power to indemnify him or her under this Article 10 or applicable law.

10.6
Constituent, Resulting or Surviving Corporations. For the purposes of this Article 10, references to the “Corporation” shall include all constituent corporations absorbed in a consolidation or merger, as well as the resulting or surviving corporation, so that any person who is or was a director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall stand in the same position under this Article 10 with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.
1

10.7
Amendments. Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or Charter inconsistent with this Article, shall apply to or affect in any respect the applicability of the provisions of this Article with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.
(2)
Reference is made to Article Eighth of the Registrant’s Articles of Amendment and Restatement, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:
Section 8.1.
Limitation of Liability. To the fullest extent permitted by the 1940 Act and the Maryland General Corporation Law, no director or former director and no officer or former officer of the Corporation shall be personally liable to the Corporation or its Shareholders for money damages.  No amendment to the Charter or repeal of any of its provisions shall limit or eliminate the benefits provided by this Section 8.1 to directors or former directors or officers or former officers with respect to any act or omission that occurred prior to such amendment or repeal.
Section 8.2.
Indemnification.
(a)

Any word or words used in this Section 8.2 that are defined in Section 2-418 of the Maryland General Corporation Law (the “Indemnification Section”) shall have  the same meaning as defined in the Indemnification Section.
(b)
The Corporation shall indemnify and advance expenses to a director or officer (which includes, with respect to any such person, any person who is or was an officer of the Corporation and any person who, while an officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan) of the Corporation in connection with a proceeding to the fullest extent permitted by and in accordance with the Indemnification Section and the 1940 Act.  The foregoing rights of indemnification and advancement of expenses shall not be exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled.
(c)

No amendment to this Charter or repeal of any of its provisions shall limit or eliminate the protection afforded by this Section 8.2 to a director or officer (as that term is described in subsection (b) above) with respect to any act or omission that occurred prior to such amendment or repeal.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 16.
EXHIBITS

(1)
Copies of the charter of the Registrant as now in effect.

(a)
Articles of Amendment and Restatement filed with the Maryland Secretary of State on January 7, 2026 re: the revision of Articles One through Nine of its Charter is incorporated herein by reference to Post-Effective Amendment No. 266/268 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-03258) filed on February 27, 2026.

(b)
Articles Supplementary filed with the Maryland Secretary of State on January 7, 2026 is incorporated herein by reference to Post-Effective Amendment No. 266/268 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-03258) filed on February 27, 2026.

2

(c)
Articles of Amendment filed with the Maryland Secretary of State on January 28, 2026 is incorporated herein by reference to Post-Effective Amendment No. 266/268 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-03258) filed on February 27, 2026.

(2)
Copies of the existing bylaws or corresponding instruments of the Registrant.

(a)
Amended and Restated Bylaws of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 253/255 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on January 25, 2022.

(3)
Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant.

Not Applicable.

(4)
Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it.

(a)
Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Information Statement/Prospectus.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant.

(a)
See Articles Fifth of the Registrant’s Articles of Amendment and Restatement dated January 6, 2026.

(b)
See Article 8 of the Registrant’s Amended and Restated By-Laws.

(6)
Copies of all investment advisory contracts relating to the management of the assets of the Registrant.

(a)
Investment Management Agreements.

(1)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: VIT Inflation-Protected Securities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(2)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Targeted Credit Portfolio is incorporated herein by reference to Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2020

(3)
Investment Management Agreement between the Registrant and DFA re: DFA NY Municipal Bond Portfolio incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(4)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Enhanced U.S. Large Company Portfolio is incorporated herein by reference to Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement in Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2020.

(5)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: U.S. Large Cap Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No.249/251 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 26, 2021.

3

(6)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: U.S. Large Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 249//251 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 26, 2021

(7)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: U.S. Small Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(8)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: U.S. Targeted Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(9)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: U.S. Small Cap Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(10)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: U.S. Micro Cap Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(11)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: U.S. Core Equity 1 Portfolio incorporated herein by reference to Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A (File Nos.: 00 2-73948 and 811-3258) filed on February 26, 2021.

(12)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: U.S. Core Equity 2 Portfolio is incorporated herein by reference to Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 26. 2021.

(13)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: U.S. Vector Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2025.

(14)
Investment Management Agreement between the Registrant and DFA re: DFA Real Estate Securities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2017.

(15)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Large Cap International Portfolio is incorporated herein by reference to Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 26, 2021.

(16)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: International Small Company Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A. (File Nos.: 002--73948 and 811-3258) filed on February 28, 2022.

4

(17)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Japanese Small Company Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28. 2022

(18)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Asia Pacific Small Company Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(19)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: United Kingdom Small Company Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(20)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Continental Small Company Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(21)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA International Real Estate Securities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2020.

(22)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Global Real Estate Securities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2023.

(23)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA International Small Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A. (File Nos. 002-73948 and 811-3258) filed on February 28, 2022.

(24)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: International Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 26, 2021.

(25)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: International Vector Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2025.

(26)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: World ex U.S. Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258)filed on February 28, 2022.

(27)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: World ex U.S. Targeted Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 00 2-73948 and 811-3258) filed on February 28, 2022.

5

(28)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: World ex U.S. Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 26, 2021.

(29)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: World Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258.) filed on February 26, 2021.

(30)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Emerging Markets Portfolio is incorporated herein by reference to Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 26, 2021.

(31)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: the: Emerging Markets Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statemen on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(32)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Emerging Markets Small Cap Portfolio is incorporated herein by reference to Post-Effective Amendment 249/251 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February26, 2021.

(33)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Emerging Markets Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 26, 2021.

(34)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Selectively Hedged Global Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-73948 and 811-3258) filed on February 26, 2021.

(35)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA One-Year Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-73948 and 811-3258) filed on February 28, 2022.

(36)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Two-Year Global Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2020.

(37)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Selectively Hedged Global Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2020.

(38)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Short-Term Government Portfolio is incorporated herein by reference to Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-325) filed on February 28,2023.

6

(39)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Five-Year Global Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 256/258 to Registrant’s Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2023.

(40)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Intermediate Government Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 243/245 to Registrant’s Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2020.

(41)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Short-Term Extended Quality Portfolio is incorporated herein by reference to Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2023.

(42)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Intermediate Term-Extended Quality Portfolio is incorporated herein by reference to Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A (File Nos.: (002-73948 and 811-3258) filed on February 28, 2023.

(43)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Investment Grade Portfolio is incorporated herein by reference to Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A (File Nos: 002-73948 and 811-3258) filed on February 28, 2023.

(44)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Inflation-Protected Securities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2020.

(45)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Short-Duration Real Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2020.

(46)
Investment Management Agreement between the Registrant and DFA re: DFA Municipal Real Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2017.

(47)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Municipal Bond Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(48)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Short-Term Municipal Bond Portfolio is incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2023.

(49)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA California Short-Term Municipal Bond Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

7

(50)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Intermediate-Term Municipal Bond Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(51)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA International Government Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2023.

(52)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA California Intermediate-Term Municipal Bond Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(53)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: VA U.S. Large Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(54)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: VA U.S. Targeted Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(55)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: VA International Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(56)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: VA International Small Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(57)
Amended and Restated Investment Management Agreement between the Registrant and
DFA re: VA Short-Term Fixed Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(58)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: VA Global Bond Portfolio is incorporated herein by reference to Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2023.

(59)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: VA Global Moderate Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 26, 2021.

(60)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: U.S. Social Core Equity 2 Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

8

(61)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: U.S. Sustainability Core 1 Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(62)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: International Sustainability Core 1 Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(63)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: International Social Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(64)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Emerging Markets Social Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(65)
Investment Management Agreement between the Registrant and DFA re: DFA LTIP Portfolio is incorporated herein by reference to Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2017.

(66)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Commodity Strategy Portfolio is incorporated herein by reference to Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2020.

(67)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: U.S. Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2020.

(68)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: U.S. Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(69)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: International Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2020.

(70)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: International Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(71)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Dimensional Retirement Income Fund is incorporated herein by reference to Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2019.

9

(72)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Dimensional 2015 Target Date Retirement Income Fund is incorporated herein by reference to Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2019.

(73)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Dimensional 2020 Target Date Retirement Income Fund is incorporated herein by reference to Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2019.

(74)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Dimensional 2025 Target Date Retirement Income Fund is incorporated herein by reference to Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2019.

(75)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Dimensional 2030 Target Date Retirement Income Fund is incorporated herein by reference to Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2019.

(76)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Dimensional 2035 Target Date Retirement Income Fund is incorporated herein by reference to Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2019.

(77)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Dimensional 2040 Target Date Retirement Income Fund is incorporated herein by reference to Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2019.

(78)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Dimensional 2045 Target Date Retirement Income Fund is incorporated herein by reference to Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2019.

(79)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Dimensional 2050 Target Date Retirement Income Fund is incorporated herein by reference to Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2019.

(80)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Dimensional 2055 Target Date Retirement Income Fund is incorporated herein by reference to Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2019.

(81)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Dimensional 2060 Target Date Retirement Income Fund is incorporated herein by reference to Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2019.

10

(82)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Social Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(83)
Investment Management Agreement between the Registrant and DFA re: DFA Diversified Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(84)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Global Small Company Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(85)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: U.S. High Relative Profitability Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(86)
Investment Management Agreement between the Registrant and DFA re: the: International High Relative Profitability Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(87)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: VA Equity Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 26, 2021.

(88)
Investment Management Agreement between the Registrant and DFA re: DFA MN Municipal Bond Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(89)
Investment Management Agreement between the Registrant and DFA re: DFA California Municipal Real Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(90)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Global Core Plus Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2023.

(91)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Emerging Markets Sustainability Core 1 Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(92)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: Emerging Markets Targeted Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 26, 2021.

11

(93)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Global Sustainability Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2023.

(94)
Investment Management Agreement between the Registrant and DFA re: DFA Oregon Municipal Bond Portfolio is incorporated herein by reference to Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on August 21, 2019.

(95)
Investment Management Agreement between the Registrant and DFA re: DFA Selective State Municipal Bond Portfolio is incorporated herein by reference to Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on August 21, 2019.

(96)
Investment Management Agreement between the Registrant and DFA re: Global Social Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 239/241 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on November 4, 2019.

(97)
Investment Management Agreement between the Registrant and DFA re: Dimensional 2065 Target Date Retirement Income Fund is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(98)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: U.S. Sustainability Targeted Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(99)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: DFA Global Core Plus Real Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2023.

(100)
Investment Management Agreement between the Registrant and DFA re: Emerging Markets ex China Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 252/254 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on September 28, 2021.

(101)
Investment Management Agreement between the Registrant and DFA re: DFA Short-Term Selective State Municipal Bond Portfolio is incorporated herein by reference to Post-Effective Amendment No. 255/257 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on April 8, 2022.

(102)
Investment Management Agreement between the Registrant and DFA re: Dimensional World ex U.S. Sustainability Targeted Value Portfolio is incorporated herein by reference to Post Effective- Amendment No. 259/261 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-03258) filed on August 12, 2024.

(103)
Investment Management Agreement between the Registrant and DFA re: Dimensional 2070 Target Date Retirement Income Fund is incorporated herein by reference to Post-Effective Amendment No. 261/263 to Registrant’s Registrant Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on December 18, 2024

12

(b)
Sub-advisory Agreements.

(1)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited (formerly DFA Australia Pty Limited) dated September 21, 1995 re: VA International Small Portfolio is incorporated herein by reference to Post-Effective Amendment No. 37/38 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on November 22, 1995.

(a)
Amendment No. 1 to Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited (formerly DFA Australia Pty Limited) dated July 18, 1997 is incorporated herein by reference to Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on March 30, 2006.

(2)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: VA International Small Portfolio is incorporated herein by reference to Post-Effective Amendment No. 37/38 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on November 22, 1995.

(3)
Form of Consultant Services Agreement between DFA and DFA Australia Limited (formerly DFA Australia Pty Limited) is incorporated herein by reference to Post-Effective Amendment No. 55/56 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on September 13, 1999.

(4)
Form of Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd. is incorporated herein by reference to Post-Effective Amendment No. 55/56 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on September 13, 1999.

(5)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: International Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(6)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: International Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(7)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated August 7, 2006 re: Emerging Markets Social Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(8)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited dated August 7, 2006 re: Emerging Markets Social Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on August 4, 2006.

(9)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA International Real Estate Securities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

13

(10)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA International Real Estate Securities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(11)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: International Sustainability Core 1 Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(12)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: International Sustainability Core 1 Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(13)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA Selectively Hedged Global Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(14)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA Selectively Hedged Global Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(15)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: International Vector Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(16)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: International Vector Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(17)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA Global Real Estate Securities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(18)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA Global Real Estate Securities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(19)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA Short-Term Extended Quality Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(20)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA Short-Term Extended Quality Portfolio is incorporated herein by reference to Post-Effective Amendment No. 245/247 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on April 17, 2020.

14

(21)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA Intermediate-Term Extended Quality Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(22)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA Intermediate-Term Extended Quality Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(23)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA International Small Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(24)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA International Small Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(25)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: Large Cap International Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(26)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: Large Cap International Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(27)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: Emerging Markets Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(28)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: Emerging Markets Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(29)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund
Advisors Ltd. re: World ex U.S. Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(30)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: World ex U.S. Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(31)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA Commodity Strategy Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

15

(32)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA Commodity Strategy Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(33)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA Investment Grade Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(34)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA Investment Grade Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(35)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., dated July 25, 2011, amended June 27, 2014, re: World Core Equity Portfolio
Incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(36)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, dated July 25, 2011, amended June 27, 2014, re: World Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(37)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA LTIP Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(38)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA LTIP Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(39)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: Selectively Hedged Global Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(40)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: Selectively Hedged Global Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
(File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(41)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA International Government Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(42)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA International Government Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

16

(43)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: International Social Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(44)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: International Social Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(45)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: World ex U.S. Targeted Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(46)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: World ex U.S. Targeted Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(47)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: International Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(48)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: International Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(49)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: International Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(50)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: International Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(51)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: World ex U.S. Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(52)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: World ex U.S. Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(53)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA Short-Duration Real Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

17

(54)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA Short-Duration Real Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(55)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA Targeted Credit Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(56)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA Targeted Credit Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(57)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA One-Year Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(58)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA One-Year Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos:. 002-73948 and 811-3258) filed on July 1, 2020.

(59)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA Two-Year Global Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A. (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(60)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA Two-Year Global Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(61)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA Five-Year Global Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(62)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA Five-Year Global Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(63)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: VA Short-Term Fixed Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

18

(64)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: VA Short-Term Fixed Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(65)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: VA Global Bond Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(66)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: VA Global Bond Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(67)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA Social Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(68)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA Social Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(69)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund
Advisors Ltd. re: DFA Diversified Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(70)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA Diversified Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(71)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: Global Small Company Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
(File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(72)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: Global Small Company Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(73)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: International High Relative Profitability Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

19

(74)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: International High Relative Profitability Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(75)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: VA Equity Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(76)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: VA Equity Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(77)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA Global Core Plus Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(78)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA Global Core Plus Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(79)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: Emerging Markets Sustainability Core 1 Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(80)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: Emerging Markets Sustainability Core 1 Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(81)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: Emerging Markets Targeted Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(82)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: Emerging Markets Targeted Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(83)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA Global Sustainability Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

20

(84)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA Global Sustainability Fixed Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on July 1, 2020.

(85)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: VA International Value Portfolio is incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2019.

(86)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: VA International Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2019.

(87)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: Global Social Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(88)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: Global Social Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(89)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: DFA Global Core Plus Real Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on April 13, 2021.

(90)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: DFA Global Core Plus Real Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on April 13, 2021.

(91)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: Emerging Markets ex China Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 253/255 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on January 25, 2022.

(92)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: Emerging Markets ex China Core Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 252/254 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on September 28, 2021.

(93)
Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: Dimensional World ex U.S. Sustainability Targeted Value Portfolio is incorporated by reference to Post-Effective Amendment No. 259/261 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on August 12, 2024.

21

(94)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: Dimensional World ex U.S. Sustainability Targeted Value Portfolio is incorporated by reference to Post-Effective Amendment No. 259/261 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) Filing Date: August 12, 2024.

(7)
Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers.

(a)
Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC is incorporated herein by reference to Post-Effective Amendment No. 265/267 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on January 7, 2026.

(b)
Form of Authorized Participant Agreement is incorporated herein by reference to Post-Effective Amendment No. 265/267 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on January 7, 2026.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document.

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act [15 U.S.C. 80a-17(f)], for securities and similar investments of the registrant, including the schedule of remuneration.

(a)
Form of Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of December 21, 2012 is incorporated herein by reference to Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) Filing Date: February 28, 2014.

(1)
Form of Amendment No. 1 re: the addition of the World ex U.S. Core Equity Portfolio.
Incorporated herein by reference to Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2014.

(2)
Form of Amendment No. 2 dated October 1, 2013 re: the addition of the DFA Short-Duration Real Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2014.

(3)
Supplement re: China Connect Securities is incorporated herein by reference to Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) February 28, 2020.

(4)
Amendment to Global Custodial Services Agreement dated October 1, 2022 re: term extension is incorporated herein by reference to Post-Effective No. 256/258 to Registrant’s Registration Statement on Form N-1A (File Nos: 002-73948 and 811-3258) filed on February 28, 2023.

(b)
Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2013.

22

(1)
Form of Amendment No. 1 re: the addition of the VA Global Moderate Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2014.

(2)
Form of Amendment No. 2 dated June 17, 2013 re: the addition of the U.S. Large Cap Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2014.

(3)
Amendment No. 3 dated October 13, 2014 re: the addition of the DFA Municipal Real Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 27, 2015.

(4)
Amendment to the U.S. Mutual Funds Custodian Agreement dated June 1, 2023 re: term extension is incorporated herein by reference to Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2024.

(5)
Amendment to the U.S. Mutual Funds Custodian Agreement dated October 27, 2025 re: ETF Class shares is incorporated herein by reference to Post-Effective Amendment No. 265/267 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on January 7, 2026.

(10)
Copies of any plan entered into by registrant pursuant to Rule l2b-1 under the Investment Company Act [17 CFR 270.12b-1] and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by registrant pursuant to Rule 18f-3 under the Investment Company Act [17 CFR 270.18f-3], any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the registrant’s directors describing any action taken to revoke the plan.

(a)
Rule 12b-1 Plan re: ETF Class shares of certain Portfolios is incorporated herein by reference to Post-Effective Amendment No. 267/269 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-03258) filed on July 1, 2026.

(b)
Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 267/269 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-03258) filed on July 1, 2026.

(11)
An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

(a)
Opinion and Consent of Counsel dated July 17, 2026
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.11.a.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus.

(a)
Form of Tax Opinion of Stradley Ronon Stevens & Young, LLP.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.12.a.

(13)
Copies of all material contracts of the registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement.

23

(a)
Form of Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2013.

(1)
Amendment dated June 17, 2013 re: the addition of U.S. Large Cap Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2014.

(2)
Amendment No. 2 dated August 8, 2013 re: calculation and payment of shareholder service fees is incorporated herein by reference to Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) February 28, 2014.

(3)
Amendment No. 3 dated October 7, 2013 re: the addition of DFA Short-Duration Real Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed in February 28, 2014.

(4)
Form of Amendment No. 1 re: the addition of “FAN” services incorporated herein by reference to Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2014.

(5)
Amendment No. 4 dated October 10, 2014 re: the addition of DFA Municipal Real Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 27, 2015.

(6)
Amendment dated December 23, 2021 re: “SVI” review services is incorporated herein by reference to Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2023.

(7)
Amendment to and Assignment of Transfer Agency and Service Agreement Incorporated herein by reference to Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A (Files Nos.: 002-73948 and 811-3258) filed on February 28, 2024.

(b)
Financial Statement Typesetting Services Agreement to Administration and Accounting Services Agreement dated October 20, 2009 is incorporated herein by reference to Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2012.

(c)
Form of Administration Agreement between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2013.

(1)
Amendment dated October 13, 2014 re: the addition of the DFA Municipal Real Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 27, 2015.

24

(2)
Amendment dated November 13, 2018 re: the addition of Liquidity Classification Services is incorporated herein by reference to Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2019.

(3)
Amendment dated June 1, 2023 to the U.S. Mutual Funds Administration Agreement is incorporated herein by reference to Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A. (Files Nos.: 002-73948 and 811-3258) filed on February 28, 2024.

(4)
Amendment dated October 27, 2025 to the U.S. Mutual Funds Administration Agreement re: ETF Class shares is incorporated herein by reference to Post-Effective Amendment No. 265/267 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on January 7, 2026.

(d)
Transfer Agency and Service Agreement dated October 27, 2025 between the Registrant and State Street Bank and Trust Company re: ETF Class shares is incorporated herein by reference to Post-Effective Amendment No. 265/267 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on January 7, 2026.

(e)
Other.

(1)
Form of Marketing Agreement dated June 29, 1994 between DFA and National Home Life Assurance Company is incorporated herein by reference to Post-Effective Amendment No. 33/34 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on June 19, 1995.

(2)
Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company is incorporated herein by reference to Post-Effective Amendment No. 33/34 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on June 19, 1995.

(3)
Form of Client Service Agent Agreement re: RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 37/38 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed in November 22, 1995.

(1)
Addendum Number One re: the reflection of the following name change: RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 59/60 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on January 26, 2001.

(4)
Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: various portfolios of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 266/268 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-03258) filed on February 27, 2026.

(5)
Form of Participation Agreement (Manual Trades) is incorporated herein by reference to Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2025.

25

(6)
Form of Participation Agreement (Manual After Hours) is incorporated herein by reference to Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed February 28, 2025.

(7)
Form of Participation Agreement (FundSERV) is incorporated herein by reference to Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2025.

(8)
Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: U.S. Large Cap Value Portfolio; International Small Company Portfolio; Japanese Small Company Portfolio; United Kingdom Small Company Portfolio; Continental Small Company Portfolio; Asia Pacific Small Company Portfolio; Emerging Markets Portfolio; Emerging Markets Small Cap Portfolio; and Emerging Markets Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 266/268 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-03258) filed on February 27, 2026.

(9)
Form of Rule 12d1-4 Fund of Funds Investment Agreement is incorporated herein by reference to Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2022.

(10)
Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the: U.S. Micro Cap Portfolio: ETF Class shares; U.S. Small Cap Value Portfolio: ETF Class shares; U.S. Core Equity 1 Portfolio: ETF Class shares; U.S. Large Cap Equity Portfolio: ETF Class shares; U.S. Large Cap Growth Portfolio: ETF Class shares; U.S. Vector Equity Portfolio: ETF Class shares; U.S. Small Cap Growth Portfolio: ETF Class shares; DFA Real Estate Securities Portfolio: ETF Class shares; U.S. Core Equity 2 Portfolio: ETF Class shares; U.S. Small Cap Portfolio: ETF Class shares; U.S. High Relative Profitability Portfolio: ETF Class shares; U.S. Targeted Value Portfolio: ETF Class shares is incorporated herein by reference to Post-Effective Amendment No. 265/267 to Registrant’s Registration Statement on Form N-1A. (File Nos.: 002-73948 and 811-03258) filed on January 7, 2026.

(11)
Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: DFA Short-Term Municipal Bond Portfolio: ETF Class shares; DFA Intermediate Government Fixed Income Portfolio: ETF Class shares; DFA Municipal Real Return Portfolio: ETF Class shares; DFA Five-Year Global Fixed Income Portfolio: ETF Class shares and DFA Short-Duration Real Return Portfolio: ETF Class shares is incorporated herein by reference to Post-Effective Amendment No. 267/269 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-03258) filed on July 1, 2026.

(14)
Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act [15 U.S.C. 77g].

(a)
Consent of Independent Registered Public Accounting Firm
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.14.a.

(15)
All financial statements omitted pursuant to Item 14(a)(l).

Not Applicable.

26

(16)
Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement.

(a)
On behalf of the Registrant, Power-of-Attorney dated June 17, 2026, appointing Catherine L. Newell, Jeff J. Jeon, Gerard K. O’Reilly, David P. Butler, Carolyn S. Lee, Jan Miller and Ryan P. Buechner as attorneys-in-fact to Reena Aggarwal, David P. Butler, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Jan Miller, Stefan Nagel, Catherine L. Newell, Gerard K. O’Reilly, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.16.a.

(b)
Certified Resolution Regarding Powers of Attorney.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.16.b.

(17)
Any additional exhibits which the Registrant may wish to file.

(a)
Initial Capital Agreements.
Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(b)
Code of Ethics of Registrant, Advisor, Sub-Advisers and Underwriter is incorporated herein by reference to Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A (File Nos.: 002-73948 and 811-3258) filed on February 28, 2024.

ITEM 17.
UNDERTAKINGS

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) [17 CFR 230.145c] of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the executed opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

(4)
The undersigned Registrant agrees to file by Post-Effective Amendment the final Agreement and Plan of Reorganization required by Item 16(4) (a) of Form N-14 within a reasonable time after it is finalized.

27

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Austin, the State of Texas, as of this 17th day of July, 2026.

DFA INVESTMENT DIMENSIONS GROUP INC.
(Registrant)

By:	/s/ Catherine L. Newell*
Catherine L. Newell, President
(Signature and Title)

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gerard K. O’Reilly*	Co-Chief Executive Officer, Co-Chief Investment Officer, Chairman and Director	July 17, 2026
Gerard K. O’Reilly

/s/David P. Butler*	Co-Chief Executive Officer and Director
David P. Butler		July 17, 2026

/s/ Jan Miller*	Chief Financial Officer (Principal Financial Officer), Treasurer (Principal Accounting Officer) and Vice President
Jan Miller		July 17, 2026

/s/ Reena Aggarwal*	Director
Reena Aggarwal		July 17, 2026

/s/ Douglas W. Diamond*	Director
Douglas W. Diamond		July 17, 2026

/s/ Darrell Duffie*	Director
Darrell Duffie		July 17, 2026

/s/ Francis A. Longstaff*	Director
Francis A. Longstaff		July 17, 2026

/s/ Stefan Nagel*	Director
Stefan Nagel		July 17, 2026

/s/ Abbie J. Smith *	Director
Abbie J. Smith		July 17, 2026

/s/ Heather E. Tookes*	Director
Heather E. Tookes		July 17, 2026

/s/ Ingrid M. Werner*	Director
Ingrid M. Werner		July 17, 2026

*By:
/s/ Ryan P. Buechner________________
Ryan P. Buechner
Attorney-in-Fact (Pursuant to a Power-of-Attorney)
28

EXHIBIT LIST

Exhibit No.	Description

EX-99.11.a	Opinion and Consent of Counsel

EX-99.12.a	Form of Tax Opinion of Stradley Ronon Stevens & Young, LLP

EX-99.14.a	Consent of Independent Registered Public Accounting Firm

EX-99.16.a	Powers of Attorney

EX-99.16.b	Certified Resolutions Regarding Powers of Attorney